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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Center Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2004

BOND INDEX FUND

MONEY MARKET FUND

S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS funds

To Our Shareholders:

Equity markets continued to post gains during the six-month reporting period, from January 1, 2004 through June 30, 2004. Although stock markets stumbled during the first few months of the year as investors tried to interpret inconsistent economic data, the picture became more positive by April. Improving employment numbers throughout the final three months of the reporting period eased the worry about a “jobless” recovery, and equity markets were able to resume their upward trend. Bond market volatility increased as nervousness about growth was replaced by concerns about inflation. However, policymakers remained sanguine about the threat of inflation. Although the Federal Reserve Board raised its target rate from 1.00% to 1.25% in its first increase in four years at its June 30 meeting, it stated that it would take a “measured approach” to further rate hikes.

As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

Regardless of market climate, a disciplined investment plan is crucial. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible and maintaining a diversified portfolio. We believe that the Barclays Global Investors Funds offer a simple, cost-effective way for you to build a broadly diversified portfolio.

On behalf of the Barclays Global Investors Funds, we thank you for your investment. We look forward to continuing to help you meet your investment goals.

Lee T. Kranefuss
President and Chief Executive Officer
Barclays Global Investors Funds

1

Managers’ Discussion & Analysis

Bond Index Fund

Performance as of 6/30/04

Average Annual Total Returns

Bond Index Fund	Six Months	0.07%
	One Year	0.07%
	Five Years	6.83%
	Ten Years	7.09%

Average annual total return represents the Bond Index Fund’s average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”). The Index is comprised of U.S. Government securities and investment grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage backed securities. The Fund invests in a sample of these securities. For the six-months ended June 30, 2004 (the “reporting period”), the Fund returned 0.07% and the Index returned 0.15%.

Bond markets experienced modest volatility during the reporting period, only to end roughly where they began. Early in the reporting period, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery, in turn helping bond market performance. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical concerns, exacerbated by events such as the Madrid bombings, also contributed to the move toward the relative safety of bonds. As the reporting period progressed, the picture changed. In early April, employment data for March came in stronger than expected. May and June brought upward revisions to labor figures, suggesting that the “jobless recovery” might no longer be jobless. With the healthier labor markets, attention shifted to inflation data, where consumer price index numbers increased across the board. Supporting the view that the economic recovery is sustainable, the Federal Reserve Board (the “Fed”) at its June 30 meeting, raised its key short-term interest rate to 1.25% from a 46-year low of 1.00%, marking its first rate increase in four years. Despite the increase, however, the Fed stressed that it does not intend to continue raising rates in a hurry, but would instead take “a measured approach” to further rate hikes.

Although corporate bonds got off to a positive start, based on the belief that credit quality would improve along with the improving economic climate, this attitude changed, and investors began to worry that inflation risks and interest rate hikes by the Fed would further dampen demand for riskier assets. Although mortgage-backed securities stumbled in April and May, they were the strongest performing group for the entire reporting period, outperforming Treasury paper.

The Bond Index Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

2

Managers’ Discussion & Analysis

S&P 500 Stock Fund

Performance as of 6/30/04

Average Annual Total Returns

S&P 500 Stock Fund	Six Months	3.34%
	One Year	18.87%
	Five Years	(2.42)%
	Ten Years	11.55%

Average annual total return represents the S&P 500 Stock Fund’s average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Stock Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The weightings of stocks in the Index are based on each stock’s relative total market capitalization. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the six months ended June 30, 2004 (the “reporting period”), the Fund returned 3.34% and the Index returned 3.44%.

Equity markets generally delivered muted gains during the reporting period. Early in the reporting period, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery, in turn dampening investor confidence. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical concerns, exacerbated by events such as the Madrid bombings, also hurt investor sentiment. As the reporting period progressed, concerns about economic growth were replaced with worries about inflation. At its June 30 meeting, the Federal Reserve Board (the “Fed”) raised its key short-term interest rate to 1.25% from a 46-year low of 1.00%, marking its first rate increase in four years. Despite the increase, however, the Fed stressed that it does not intend to continue raising rates in a hurry, but would instead take “a measured approach” to further rate hikes.

During the reporting period, the best performing sector in the Index was energy (6.56% of the Index as of June 30, 2004), which returned 13.14%. Industrials (11.46% of the Index as of June 30, 2004) and consumer staples (11.13% of the Index as of June 30, 2004) gained 7.37% and 6.13%, respectively, over the reporting period. However, materials and information technology (respectively 2.96% and 17.21% of the Index as of June 30, 2004), which had been the leaders in 2003, were this reporting period’s laggards with returns of 0.73% and 0.31%, respectively.

Among the Fund’s ten largest holdings, oil giant Exxon Mobil Corp. logged the strongest gains, thanks in part to higher oil prices. Pharmaceutical company Johnson & Johnson also performed well as it enjoyed stronger revenue levels than in previous reporting periods. Among financial stocks, American International Group Inc. and Bank of America Corp. both posted gains. Technology company Intel Corp. was the worst performer among the Fund’s ten largest holdings, giving back some of the robust gains it had achieved in 2003. Technology bellwether Microsoft Corp., however, posted moderate gains during the reporting period.

The S&P 500 Stock Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Bond Index Fund	Money Market Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$160,315,415	$177,794,874	$500,034,905
Receivables:
Capital shares sold	3,625,276	—	30,609,695

Total Assets	163,940,691	177,794,874	530,644,600

LIABILITIES
Payables:
Capital shares redeemed	188,223	—	396,167
Distribution to shareholders	751,131	112,545	2,677,106
Administration fees (Note 2)	40,568	101,255	327,804

Total Liabilities	979,922	213,800	3,401,077

NET ASSETS	$162,960,769	$177,581,074	$527,243,523

Net assets consist of:
Paid-in capital	$167,952,212	$177,607,973	$477,901,504
Undistributed (distributions in excess of) net investment income	(995,514)	(402)	2,184,306
Undistributed net realized gain (accumulated net realized loss)	22,254,849	(26,497)	67,009,885
Net unrealized depreciation	(26,250,778)	—	(19,852,172)

NET ASSETS	$162,960,769	$177,581,074	$527,243,523

Shares outstanding	16,642,865	177,580,668	3,825,471

Net asset value and offering price per share	$9.79	$1.00	$137.82

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Bond Index Fund	Money Market Fund	S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$—	$10,898,655
Interest	3,984,680	749,955	270,867
Expenses	(67,514)	(65,080)	(348,161)

Net investment income allocated from corresponding Master Portfolio	3,917,166	684,875	10,821,361

FUND EXPENSES (Note 2)
Administration fees	126,587	227,610	1,042,913

Total fund expenses	126,587	227,610	1,042,913

Net investment income	3,790,579	457,265	9,778,448

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	24,345,502	(369)	210,488,873
Net change in unrealized appreciation (depreciation)	(27,796,953)	—	(173,534,938)

Net realized and unrealized gain (loss)	(3,451,451)	(369)	36,953,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,128	$456,896	$46,732,383

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		Money Market Fund		S&P 500 Stock Fund
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,790,579	$3,097,259	$457,265	$93,786	$9,778,448	$17,089,865
Net realized gain (loss)	24,345,502	320,777	(369)	396	210,488,873	31,922,562
Net change in unrealized appreciation (depreciation)	(27,796,953)	(627,984)	—	—	(173,534,938)	223,935,674

Net increase in net assets resulting from operations	339,128	2,790,052	456,896	94,182	46,732,383	272,948,101

Distributions to shareholders:
From net investment income	(4,040,965)	(3,787,131)	(457,271)	(93,786)	(9,666,599)	(17,044,260)
From net realized gain	—	—	—	(396)	—	—

Total distributions to shareholders	(4,040,965)	(3,787,131)	(457,271)	(94,182)	(9,666,599)	(17,044,260)

Capital share transactions:
Proceeds from shares sold	18,523,989	139,970,072	373,667,518	108,099,364	192,622,224	628,023,576
Net asset value of shares issued in reinvestment of dividends and distributions	2,715,846	3,039,571	8,553	53,624	6,330,252	16,163,297
Cost of shares redeemed	(32,794,192)	(60,076,266)	(199,048,060)	(159,569,555)	(1,103,387,757)	(450,976,285)

Net increase (decrease) in net assets resulting from capital share transactions	(11,554,357)	82,933,377	174,628,011	(51,416,567)	(904,435,281)	193,210,588

Increase (decrease) in net assets	(15,256,194)	81,936,298	174,627,636	(51,416,567)	(867,369,497)	449,114,429

NET ASSETS:
Beginning of period	178,216,963	96,280,665	2,953,438	54,370,005	1,394,613,020	945,498,591

End of period	$162,960,769	$178,216,963	$177,581,074	$2,953,438	$527,243,523	$1,394,613,020

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(995,514)	$(745,128)	$(402)	$(396)	$2,184,306	$2,072,457

SHARES ISSUED AND REDEEMED:
Shares sold	1,856,685	13,939,062	373,667,518	108,099,364	1,402,772	5,432,521
Shares issued in reinvestment of dividends and distributions	271,215	300,453	8,553	53,624	46,445	141,171
Shares redeemed	(3,274,380)	(5,945,931)	(199,048,060)	(159,569,555)	(7,974,046)	(4,083,462)

Net increase (decrease) in shares outstanding	(1,146,480)	8,293,584	174,628,011	(51,416,567)	(6,524,829)	1,490,230

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001		Year Ended Dec. 31, 2000	Period Ended Dec. 31, 1999(1)		Year Ended Feb. 28, 1999
Net asset value, beginning of period	$10.02		$10.14	$9.76	$9.54		$9.15	$9.73		$9.73

Income from investment operations:
Net investment income	0.22		0.52	0.58	0.53	(5)	0.63	0.50		0.60
Net realized and unrealized gain (loss)	(0.21)		(0.13)	0.36	0.29	(5)	0.40	(0.58)		—

Total from investment operations	0.01		0.39	0.94	0.82		1.03	(0.08)		0.60

Less distributions from:
Net investment income	(0.24)		(0.51)	(0.56)	(0.60)		(0.64)	(0.50)		(0.60)

Total distributions	(0.24)		(0.51)	(0.56)	(0.60)		(0.64)	(0.50)		(0.60)

Net asset value, end of period	$9.79		$10.02	$10.14	$9.76		$9.54	$9.15		$9.73

Total return	0.07	%(2)	3.92%	9.90%	8.80%		11.76%	(0.82	)%(2)	6.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$162,961		$178,217	$96,281	$82,923		$69,051	$133,385		$126,733
Ratio of expenses to average net assets(3)	0.23%		0.23%	0.23%	0.23%		0.23%	0.23%		0.23%
Ratio of net investment income to average net assets(3)	4.49%		4.09%	5.12%	5.85	%(5)	6.59%	6.30%		6.10%
Portfolio turnover rate(4)	37%		67%	118%	53%		52%	25%		28%

	Money Market Fund
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002		Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000		Period Ended Dec. 31, 1999(1)		Year Ended Feb. 28, 1999
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	(6)	0.01		0.01		0.04	0.06		0.04		0.05
Net realized and unrealized gain (loss)	(0.00	)(6)	0.00	(6)	0.00	(6)	0.00 (6)	(0.00	)(6)	—		—

Total from investment operations	0.00	(6)	0.01		0.01		0.04	0.06		0.04		0.05

Less distributions from:
Net investment income	(0.00	)(6)	(0.01)		(0.01)		(0.04)	(0.06)		(0.04)		(0.05)
Net realized gain	—		(0.00	)(6)	—		—	—		—		—

Total distributions	(0.00	)(6)	(0.01)		(0.01)		(0.04)	(0.06)		(0.04)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total return	0.35	%(2)	0.81%		1.49	%(7)	3.88%	6.17%		4.14	%(2)	5.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$177,581		$2,953		$54,370		$80,918	$73,435		$143,258		$205,317
Ratio of expenses to average net assets(3)	0.45%		0.45%		0.45%		0.45%	0.45%		0.45%		0.45%
Ratio of net investment income to average net assets(3)	0.70%		0.90%		1.51%		3.80%	5.94%		4.86%		4.62%

(1)	For the ten months ended December 31, 1999. The Fund changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(5)	Effective January 1, 2001, the Bond Index Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Bond Index fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(6)	Rounds to less than $0.01.
(7)	The voluntary reimbursements made by the investment adviser had no material impact on the total return for the year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001(5)	Year Ended Dec. 31, 2000(5)	Period Ended Dec. 31, 1999(1)(5)		Year Ended Feb. 28, 1999(5)
Net asset value, beginning of period	$134.74		$106.71	$139.28	$170.64	$216.24	$198.40		$176.64

Income from investment operations:
Net investment income	1.78		1.86	0.48	1.76	2.32	2.32		2.72
Net realized and unrealized gain (loss)	2.71		28.06	(32.63)	(22.96)	(22.08)	35.76		30.96

Total from investment operations	4.49		29.92	(32.15)	(21.20)	(19.76)	38.08		33.68

Less distributions from:
Net investment income	(1.41)		(1.89)	(0.40)	(1.76)	(2.32)	(2.72)		(2.72)
Net realized gain	—		—	(0.02)	(8.40)	(23.52)	(17.52)		(9.20)

Total distributions	(1.41)		(1.89)	(0.42)	(10.16)	(25.84)	(20.24)		(11.92)

Net asset value, end of period	$137.82		$134.74	$106.71	$139.28	$170.64	$216.24		$198.40

Total return	3.34	%(2)	28.37%	(22.20)%	(12.11)%	(9.34)%	19.67	%(2)	19.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$527,244		$1,394,613	$945,499	$1,420,520	$1,871,741	$2,844,438		$2,543,456
Ratio of expenses to average net assets(3)	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%		0.20%
Ratio of net investment income to average net assets(3)	1.41%		1.59%	1.41%	1.15%	1.07%	1.29%		1.45%
Portfolio turnover rate(4)	6%		8%	12%	9%	10%	7%		11%

(1)	For the ten months ended December 31, 1999. The Fund changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(5)	Per share amounts have been restated to reflect a 0.125 reverse stock split on December 3, 2002.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2004, the Trust offered the following diversified funds: the Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Stock Funds (each, a “Fund”, collectively, the “Funds”).

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99%, 3.39% and 22.45% for the Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of June 30, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Money Market Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. For each Fund, distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

At December 31, 2003, the tax-year end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Bond Index	$341	$793,342	$(2,083,289)	$(1,289,606)
Money Market	—	—	(26,128)	(26,128)
S&P 500 Stock	2,059,310	82,770,382	(72,553,457)	12,276,235

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

Fund	2003	2002
Bond Index
Distributions paid from:
Ordinary income	$3,787,131	$5,073,236
Long-term capital gain	—	—

Total distributions	$3,787,131	$5,073,236

Money Market
Distributions paid from:
Ordinary income	$94,182	$949,987
Long-term capital gain	—	—

Total distributions	$94,182	$949,987

S&P 500 Stock
Distributions paid from:
Ordinary income	$17,044,260	$16,129,602
Long-term capital gain	—	1,151,314

Total distributions	$17,044,260	$17,280,916

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a “regulated investment company” by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2004.

The Funds had tax basis net capital loss carryforwards at December 31, 2003, the tax year-end of the Funds, as follows:

Fund	Expiring 2005	Expiring 2008	Expiring 2010	Expiring 2011	Total
Bond Index	$—	$1,921,297	$—	$159,923	$2,081,220
Money Market	26,128	—	—	—	26,128
S&P 500 Stock	—	—	72,553,457	—	72,553,457

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services a fee of 0.15%, 0.35% and 0.15% of the average daily net assets from the Bond Index, Money Market and S&P 500 Stock Funds, respectively.

Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

10

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 27.25%

AEROSPACE & DEFENSE – 0.47%

Boeing Co. (The)
6.13%, 02/15/33	$100,000	$97,426
Lockheed Martin Corp.
8.20%, 12/01/09	250,000	292,955
Raytheon Co.
7.38%, 07/15/25	250,000	255,688
United Technologies Corp.
6.10%, 05/15/12	100,000	107,100

		753,169

AGRICULTURE – 0.06%

Altria Group Inc.
7.00%, 11/04/13	100,000	101,832

		101,832

AIRLINES – 0.12%

Continental Airlines Inc.
6.65%, 09/15/17	212,935	198,741

		198,741

AUTO MANUFACTURERS – 0.82%

DaimlerChrysler NA Holding Corp.
6.40%, 05/15/06	250,000	263,124
7.20%, 09/01/09	150,000	163,283
8.50%, 01/18/31	150,000	172,339
Ford Motor Company
6.63%, 10/01/28	275,000	240,820
General Motors Corp.
7.20%, 01/15/11	300,000	314,338
8.38%, 07/15/33	150,000	158,774

		1,312,678

BANKS – 2.45%

Abbey National PLC
7.95%, 10/26/29	100,000	118,661
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	171,296
Bank of America Corp.
6.25%, 04/01/08	250,000	268,489
Bank One Corp.
3.70%, 01/15/08	150,000	149,020
5.90%, 11/15/11	250,000	259,794
First Union Capital Corp.
6.63%, 07/15/05	350,000	363,751
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	106,482
HSBC Holdings PLC
5.25%, 12/12/12	100,000	99,333
KFW International Finance Inc.
2.50%, 10/17/05	150,000	150,074
4.75%, 01/24/07	150,000	156,091
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	97,650
Mellon Funding Corp.
6.38%, 02/15/10	150,000	162,085
NationsBank Corp.
7.75%, 08/15/15	250,000	289,799
Oesterreichische Kontrollbank AG
5.50%, 01/20/06	150,000	156,186
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	240,667
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	155,588
Swiss Bank Corp.
7.00%, 10/15/15	150,000	169,219
US Bank NA Minnesota
6.38%, 08/01/11	250,000	270,064
Wells Fargo & Company
5.13%, 02/15/07	250,000	260,528
Wells Fargo Bank NA
7.55%, 06/21/10	250,000	287,780

		3,932,557

BEVERAGES – 0.24%

Bottling Group LLC
4.63%, 11/15/12	100,000	97,192
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	161,624
8.50%, 02/01/22	100,000	126,531

		385,347

CHEMICALS – 0.30%

Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	156,197
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	103,333
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	111,760
Eastman Chemical Co.
7.00%, 04/15/12	100,000	109,636

		480,926

COMMERCIAL SERVICES – 0.07%

Cendant Corp.
6.25%, 03/15/10	100,000	106,392

		106,392

COMPUTERS – 0.41%

Hewlett-Packard Co.
5.50%, 07/01/07	150,000	157,825
International Business Machines Corp.
4.75%, 11/29/12	250,000	244,572
4.88%, 10/01/06	250,000	259,331

		661,728

11

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.18%

Procter & Gamble Co.
6.88%, 09/15/09	$250,000	$279,643

		279,643

DIVERSIFIED FINANCIAL SERVICES – 9.53%

American Express Co.
3.75%, 11/20/07	100,000	99,688
American General Finance Corp.
5.38%, 10/01/12	100,000	100,153
AXA Financial Inc.
7.75%, 08/01/10	150,000	172,016
Bear Stearns Companies Inc.
5.70%, 01/15/07	100,000	105,189
5.70%, 11/15/14	200,000	200,623
Boeing Capital Corp.
5.65%, 05/15/06	150,000	157,613
Capital One Bank
6.88%, 02/01/06	250,000	263,686
CIT Group Inc.
7.75%, 04/02/12	150,000	171,068
Citigroup Inc.
5.63%, 08/27/12	100,000	102,791
6.00%, 02/21/12	150,000	159,039
6.63%, 06/15/32	100,000	103,570
6.75%, 12/01/05	500,000	527,484
7.25%, 10/01/10	150,000	168,931
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	209,744
Credit Suisse First Boston
5.50%, 08/15/13	100,000	99,622
5.75%, 04/15/07	200,000	210,737
6.50%, 01/15/12	150,000	161,188
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	893,598
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,078,706
First Union National Bank
7.74%, 05/17/32	1,328,591	1,449,677
Ford Credit Auto Owner Trust
3.62%, 01/15/06	256,120	257,276
Ford Motor Credit Co.
6.88%, 02/01/06	200,000	209,779
7.25%, 10/25/11	350,000	365,502
7.88%, 06/15/10	250,000	272,016
General Electric Capital Corp.
5.38%, 03/15/07	500,000	524,507
6.50%, 12/10/07	250,000	271,737
6.75%, 03/15/32	250,000	268,754
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,039,864
6.13%, 09/15/06	150,000	156,204
6.75%, 01/15/06	250,000	261,963
6.88%, 09/15/11	200,000	205,059
7.25%, 03/02/11	150,000	157,430
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	200,606
6.13%, 02/15/33	200,000	188,750
6.60%, 01/15/12	100,000	107,609
7.63%, 08/17/05	150,000	157,648
Household Finance Corp.
5.75%, 01/30/07	200,000	210,099
6.50%, 11/15/08	150,000	162,068
8.00%, 07/15/10	250,000	290,098
John Deere Capital Corp.
7.00%, 03/15/12	150,000	167,867
JP Morgan & Co. Inc.
6.00%, 01/15/09	150,000	159,123
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	156,551
6.75%, 02/01/11	250,000	272,476
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	149,698
7.63%, 06/01/06	300,000	325,921
MBNA America Bank NA
5.38%, 01/15/08	150,000	156,205
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	344,550
Morgan Stanley
5.80%, 04/01/07	150,000	158,615
6.02%, 02/15/33	306,715	315,605
8.00%, 06/15/10	250,000	292,059
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	227,122
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	410,793
SLM Corp.
5.13%, 08/27/12	150,000	148,179
Tyco Capital Corp.
7.63%, 08/16/05	245,000	258,253

		15,285,109

ELECTRIC – 1.57%

AEP Texas Central Co.
6.65%, 02/15/33	100,000	101,484
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	99,090
Arizona Public Service Co.
6.50%, 03/01/12	100,000	106,832
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	102,241

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)

Constellation Energy Group
7.60%, 04/01/32	$100,000	$110,391
Dominion Resources Inc.
7.63%, 07/15/05	150,000	157,574
8.13%, 06/15/10	150,000	173,100
DTE Energy Co.
7.05%, 06/01/11	150,000	162,595
Florida Power & Light Co.
5.63%, 04/01/34	100,000	94,368
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	93,904
Niagara Mohawk Power Corp.
7.63%, 10/01/05	128,536	134,937
NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,639
Northern States Power Co.
8.00%, 08/28/12	100,000	118,860
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	160,526
Ontario Hydro Canada
7.45%, 03/31/13	150,000	174,958
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	94,056
PECO Energy Co.
3.50%, 05/01/08	100,000	98,106
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	103,581
Progress Energy Inc.
7.75%, 03/01/31	100,000	112,088
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	99,848
Wisconsin Energy Corp.
5.88%, 04/01/06	100,000	104,705

		2,517,883

ENVIRONMENTAL CONTROL – 0.07%

USA Waste Services Inc.
7.00%, 07/15/28	100,000	103,800

		103,800

FOOD – 1.29%

Albertson’s Inc.
7.45%, 08/01/29	100,000	108,017
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	187,288
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	157,829
Fred Meyer Inc.
7.45%, 03/01/08	250,000	277,420
General Mills Inc.
5.13%, 02/15/07	150,000	155,731
Kellogg Co.
6.60%, 04/01/11	250,000	274,217
Kraft Foods Inc.
5.63%, 11/01/11	150,000	152,594
Safeway Inc.
7.50%, 09/15/09	285,000	318,228
SUPERVALU Inc.
7.88%, 08/01/09	150,000	169,423
Unilever Capital Corp.
6.88%, 11/01/05	250,000	263,571

		2,064,318

FOREST PRODUCTS & PAPER – 0.30%

International Paper Co.
6.75%, 09/01/11	200,000	216,772
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	107,271
Weyerhaeuser Co.
6.75%, 03/15/12	150,000	162,443

		486,486

GAS – 0.11%

KeySpan Corp.
7.63%, 11/15/10	150,000	172,546

		172,546

HEALTH CARE-SERVICES – 0.13%

Anthem Inc.
6.80%, 08/01/12	100,000	109,749
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,645

		207,394

INSURANCE – 0.54%

Allstate Corp.
7.20%, 12/01/09	250,000	285,045
American International Group Inc.
4.25%, 05/15/13	150,000	138,922
Hartford Life Inc.
7.38%, 03/01/31	100,000	114,641
ING Capital Funding Trust III
8.44%, 12/31/49	100,000	116,147
Progessive Corp
6.63%, 03/01/29	100,000	105,497
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	98,500

		858,752

MACHINERY – 0.24%

Caterpillar Inc.
7.25%, 09/15/09	250,000	282,832
General Electric Co.
5.00%, 02/01/13	100,000	98,417

		381,249

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
MEDIA – 1.09%

AOL Time Warner Inc.
6.88%, 05/01/12	$350,000	$378,208
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	146,398
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	96,182
Liberty Media Corp.
7.88%, 07/15/09	150,000	168,675
News America Holdings
8.00%, 10/17/16	100,000	118,200
TCI Communications Inc.
8.75%, 08/01/15	350,000	421,634
Viacom Inc.
5.63%, 08/15/12	200,000	204,227
Walt Disney Co. (The)
6.75%, 03/30/06	200,000	211,857

		1,745,381

MINING – 0.33%

Alcan Inc.
4.88%, 09/15/12	150,000	145,894
Alcoa Inc.
7.38%, 08/01/10	250,000	283,820
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,221

		526,935

MULTI-NATIONAL – 1.32%

Asian Development Bank
6.75%, 06/11/07	250,000	271,898
European Investment Bank
2.38%, 06/15/07	200,000	194,447
4.00%, 08/30/05	150,000	152,540
4.63%, 03/01/07	250,000	258,274
Inter-American Development Bank
7.38%, 01/15/10	250,000	288,960
8.50%, 03/15/11	450,000	545,368
International Bank for Reconstruction & Development
4.13%, 08/12/09	150,000	150,216
6.38%, 07/21/05	250,000	260,572

		2,122,275

OIL & GAS – 1.34%

Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	111,324
Apache Finance Canada
7.75%, 12/15/29	100,000	121,776
BP Capital Markets PLC
2.35%, 06/15/06	150,000	147,972
Burlington Resources Finance
7.20%, 08/15/31	100,000	111,057
Conoco Funding Co.
6.35%, 10/15/11	200,000	217,612
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	272,164
Marathon Oil Corp.
6.13%, 03/15/12	150,000	158,267
Norsk Hydro ASA
6.36%, 01/15/09	140,000	150,973
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	111,906
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	153,000
Petroleos Mexicanos
9.38%, 12/02/08	150,000	171,825
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	269,528
Texaco Capital Inc.
5.50%, 01/15/09	150,000	157,924

		2,155,328

PHARMACEUTICALS – 0.29%

Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	156,298
Pharmacia Corp.
6.50%, 12/01/18	150,000	164,464
Wyeth
5.50%, 03/15/13	150,000	144,766

		465,528

PIPELINES – 0.40%

Duke Energy Field Services Corp.
7.50%, 08/16/05	200,000	209,979
7.88%, 08/16/10	150,000	170,950
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	156,093
KN Energy Inc.
7.25%, 03/01/28	100,000	106,296

		643,318

REAL ESTATE – 0.10%

EOP Operating LP
7.00%, 07/15/11	150,000	163,487

		163,487

RETAIL – 0.29%

Target Corp.
7.00%, 07/15/31	150,000	167,533
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	299,975

		467,508

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
SAVINGS & LOANS – 0.17%

Washington Mutual Inc.
7.50%, 08/15/06	$250,000	$270,952

		270,952

TELECOMMUNICATIONS – 2.36%

AT&T Corp.
8.75%, 11/15/31	150,000	146,417
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	284,366
BellSouth Corp.
6.88%, 10/15/31	150,000	156,256
British Telecom PLC
7.88%, 12/15/05	150,000	160,374
8.88%, 12/15/30	100,000	123,369
Citizens Communications Co.
8.50%, 05/15/06	150,000	159,812
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	350,567
France Telecom SA
7.75%, 03/01/11	150,000	173,823
GTE Corp.
7.51%, 04/01/09	300,000	335,540
Koninklijke KPN NV
8.00%, 10/01/10	150,000	173,681
Motorola Inc.
7.63%, 11/15/10	100,000	112,586
SBC Communications Inc.
6.25%, 03/15/11	250,000	266,002
Sprint Capital Corp.
6.88%, 11/15/28	150,000	144,187
8.38%, 03/15/12	150,000	172,399
Telecom Italia Capital
5.25%, 11/15/13(1)	150,000	145,177
Telefonica Europe BV
8.25%, 09/15/30	150,000	182,494
Verizon New York Inc.
7.38%, 04/01/32	150,000	157,885
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	152,177
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	156,381
Vodafone Group PLC
7.75%, 02/15/10	200,000	229,319

		3,782,812

TRANSPORTATION – 0.66%

Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	279,298
Canadian National Railway Co.
6.45%, 07/15/06	200,000	212,370
CSX Corp.
7.95%, 05/01/27	100,000	116,054
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	173,783
Union Pacific Corp.
6.79%, 11/09/07	250,000	272,176

		1,053,681

TOTAL CORPORATE BONDS & NOTES (Cost: $42,536,149)		43,687,755

MUNICIPAL DEBT OBLIGATIONS – 0.23%

ILLINOIS – 0.11%

Illinois State, Pension Funding
5.10%, 06/01/33	200,000	177,452

		177,452

NEW JERSEY – 0.12%

New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	185,556

		185,556

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,458)		363,008

FOREIGN GOVERNMENT BONDS & NOTES – 2.01%(5)

British Columbia (Province of)
6.50%, 01/15/26	100,000	110,322
Finland (Republic of)
6.95%, 02/15/26	100,000	114,541
Hydro-Quebec
6.30%, 05/11/11	150,000	163,361
Israel (State of)
4.63%, 06/15/13	100,000	92,237
Italy (Republic of)
4.38%, 10/25/06	250,000	256,360
6.00%, 02/22/11	450,000	484,043
Korea Development Bank
5.25%, 11/16/06	150,000	155,142
Manitoba (Province of)
4.25%, 11/20/06	250,000	256,346
Mexico Government International Bond
9.88%, 01/15/07	100,000	114,150
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	157,674
Ontario (Province of)
5.50%, 10/01/08	200,000	211,259
Quebec (Province of)
5.75%, 02/15/09	150,000	159,261
6.13%, 01/22/11	150,000	161,840
United Mexican States
6.38%, 01/16/13	350,000	349,300

15

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
8.13%, 12/30/19	$250,000	$267,500
8.50%, 02/01/06	150,000	162,150

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,183,979)		3,215,486

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.10%

MORTGAGE-BACKED SECURITIES – 35.45%

Federal Home Loan Mortgage Corporation
4.00%, 05/01/19	3,984,548	3,800,338
4.50%, 04/01/18	1,821,312	1,783,777
4.50%, 11/01/18	1,368,232	1,340,034
4.50%, 01/01/19	255,070	249,814
4.50%, 02/01/19	3,346,768	3,277,795
5.50%, 12/01/18	3,642,782	3,730,953
5.50%, 04/01/33	2,694,656	2,691,158
5.50%, 03/01/34	5,811,077	5,794,382
6.00%, 07/01/34(2)	4,700,000	4,798,409
6.50%, 06/01/31	579,189	604,601
8.00%, 12/01/24	1,796,161	1,969,333
Federal National Mortgage Association
5.00%, 03/01/34	10,585,505	10,258,990
6.00%, 07/01/34(2)	5,000,000	5,103,125
6.50%, 01/01/29	7,437,198	7,764,405
7.00%, 02/01/32	728,390	768,750
Government National Mortgage Association
7.50%, 12/15/23	2,672,577	2,896,634

		56,832,498

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.55%

Federal Home Loan Bank
5.38%, 05/15/06	1,000,000	1,043,992
5.75%, 05/15/12	700,000	738,730
5.95%, 07/28/08	1,500,000	1,615,263
Federal Home Loan Mortgage Corporation
2.88%, 09/15/05	1,000,000	1,005,425
3.50%, 09/15/07	1,000,000	997,155
4.75%, 10/11/12	1,000,000	970,506
5.50%, 07/15/06	600,000	627,889
6.25%, 07/15/32	320,000	337,070
7.00%, 07/15/05	2,500,000	2,620,395
Federal National Mortgage Association
2.25%, 05/15/06	1,000,000	987,492
4.63%, 10/15/13	1,000,000	962,917
5.25%, 01/15/09	1,500,000	1,571,231
6.25%, 02/01/11	1,000,000	1,073,641
6.63%, 11/15/10	1,000,000	1,110,298
7.00%, 07/15/05	1,000,000	1,048,150
Financing Corp.
8.60%, 09/26/19	650,000	850,275
Tennessee Valley Authority
6.25%, 12/15/17	400,000	429,130
7.13%, 05/01/30	450,000	522,957

		18,512,516

U.S. GOVERNMENT SECURITIES – 22.10%

U.S. Treasury Bonds
5.25%, 02/15/29	950,000	931,446
5.38%, 02/15/31	1,680,000	1,694,372
6.13%, 11/15/27	200,000	219,164
7.25%, 05/15/16	1,000,000	1,208,945
7.63%, 02/15/25	1,400,000	1,796,539
8.00%, 11/15/21	1,000,000	1,310,703
8.75%, 05/15/17	500,000	677,735
8.75%, 05/15/20	1,800,000	2,489,274
9.13%, 05/15/18	500,000	701,914
9.38%, 02/15/06	800,000	887,187
10.38%, 11/15/09	1,000,000	1,032,070
12.50%, 08/15/14	400,000	558,812
U.S. Treasury Notes
3.38%, 12/15/08	2,500,000	2,468,165
4.00%, 11/15/12	1,000,000	1,032,188
4.25%, 08/15/13	1,680,000	1,639,969
4.38%, 05/15/07	5,800,000	5,994,845
4.63%, 05/15/06	3,100,000	3,209,833
5.63%, 05/15/08	1,500,000	1,614,609
6.00%, 08/15/09	1,000,000	1,098,867
6.50%, 08/15/05	740,000	775,439
6.50%, 10/15/06	900,000	971,543
6.88%, 05/15/06	2,900,000	3,121,804

		35,435,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $110,127,485)		110,780,437

SHORT-TERM INVESTMENTS – 24.29%

MONEY MARKET FUNDS – 12.63%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(3)(4)	17,462,979	17,462,979
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(3)(4)	2,453,748	2,453,748
BlackRock Temp Cash Money Market Fund(3)	112,608	112,608
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(3)	216,085	216,085

		20,245,420

16

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES – 4.99%

Beta Finance Inc.
1.07%, 05/04/05(1)(3)	$133,841	$133,818
1.13%, 10/12/04(1)(3)	111,534	111,531
1.19%, 09/15/04(1)(3)	223,068	223,063
1.27%, 03/15/05(1)(3)	111,534	111,597
1.34%, 08/23/04(1)(3)	111,534	111,548
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(3)	167,301	167,294
1.38%, 11/22/04(3)	55,767	55,769
1.40%, 10/29/04(3)	223,068	223,066
CC USA Inc.
1.07%, 07/16/04(3)	55,767	55,742
1.07%, 05/04/05(1)(3)	223,068	223,030
1.24%, 07/15/04(1)(3)	111,534	111,536
1.29%, 04/15/05(1)(3)	223,068	223,050
1.51%, 02/15/05(1)(3)	144,994	145,137
DEPFA Bank PLC
1.27%, 06/15/05(3)	223,068	223,068
Dorada Finance Inc.
1.04%, 07/01/04(3)	78,074	78,074
1.24%, 08/09/04(3)	55,767	55,766
1.48%, 01/18/05(1)(3)	167,301	167,296
Five Finance Inc.
1.28%, 04/29/05(1)(3)	178,454	178,440
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	142,764	142,753
1.58%, 04/22/05(3)	223,068	223,068
K2 USA LLC
1.19%, 08/16/04(1)(3)	55,767	55,766
1.26%, 09/27/04(1)(3)	240,913	240,905
1.46%, 01/12/05(1)(3)	111,534	111,528
Key Bank, NA
1.38%, 07/01/04(3)	546,517	546,517
Links Finance LLC
1.09%, 07/20/04(3)	89,227	89,226
1.18%, 04/15/05(1)(3)	223,068	223,033
1.19%, 04/25/05(3)	223,068	223,186
Nationwide Building Society
1.14%, 07/23/04(1)(3)	167,301	167,301
1.59%, 07/28/05(1)(3)	223,068	223,068
1.63%, 12/09/04(3)	185,146	183,797
Nordea Bank PLC
2.11%, 06/07/05(3)	223,068	223,027
Northern Rock PLC
1.11%, 01/13/05(1)(3)	211,915	211,915
Permanent Financing PLC
1.13%, 03/10/05(3)	223,068	223,068
1.14%, 12/10/04(3)	111,534	111,534
Sigma Finance Inc.
1.07%, 07/01/04(3)	111,534	111,534
1.08%, 10/07/04(3)	223,068	223,056
1.09%, 07/20/04(3)	111,534	111,533
1.24%, 08/06/04(3)	55,767	55,766
Tango Finance Corp.
1.06%, 07/06/04(1)(3)	66,920	66,920
1.08%, 07/15/04(1)(3)	66,920	66,920
1.11%, 04/07/05(1)(3)	81,866	81,860
1.20%, 01/18/05(1)(3)	98,150	98,144
1.20%, 05/17/05(1)(3)	185,146	185,139
1.23%, 02/25/05(1)(3)	124,918	124,902
WhistleJacket Capital LLC
1.20%, 09/15/04(1)(3)	111,534	111,529
1.26%, 10/20/04(3)	55,254	55,039
1.32%, 02/04/05(1)(3)	55,767	55,760
1.48%, 06/15/05(1)(3)	111,534	111,510
White Pine Finance LLC
1.08%, 07/06/04(1)(3)	133,841	133,841
1.19%, 04/15/05(1)(3)	167,301	167,275
1.20%, 11/15/04(1)(3)	133,841	133,841
1.21%, 05/20/05(3)	100,381	100,372
1.21%, 06/15/05(1)(3)	91,458	91,458
1.27%, 08/26/04(1)(3)	111,534	111,531

		7,996,447

TIME DEPOSITS – 2.90%

Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	223,068	223,069
1.33%, 02/10/05(3)	111,534	111,524
1.39%, 02/02/05(3)	111,534	111,524
1.39%, 04/08/05(3)	156,148	156,131
1.40%, 10/25/04(3)	223,068	223,051
Bank of New York
1.39%, 11/01/04(3)	223,068	223,060
1.60%, 12/03/04(3)	55,767	55,755
Bank of Novia Scotia
1.13%, 10/06/04(3)	223,068	223,068
1.24%, 10/07/04(3)	167,301	167,296
1.42%, 10/29/04(3)	167,301	167,306
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(3)	111,534	111,567
1.22%, 06/23/05(3)	223,068	223,003
1.25%, 01/06/05(3)	223,068	223,074
Prudential Funding LLC
1.60%, 12/01/04(3)	111,534	110,776
SunTrust Bank
1.38%, 07/01/04(3)	446,136	446,136
Toronto-Dominion Bank
1.22%, 03/23/05(3)	390,369	390,319
1.34%, 02/10/05(3)	89,227	89,219
1.41%, 11/01/04(3)	167,301	167,295
1.77%, 05/10/05(3)	111,534	111,524
1.90%, 05/11/05(3)	111,534	111,524
UBS Finance (Delaware)
1.10%, 09/08/04(3)	223,068	222,598
1.11%, 12/17/04(3)	334,602	332,859
1.13%, 08/09/04(3)	223,068	222,795
1.14%, 09/29/04(3)	223,068	222,435

		4,646,908

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER – 2.40%

Alpine Securitization Corp.
1.08%, 07/06/04(3)	$75,843	$75,832
1.22%, 07/13/04(3)	66,920	66,893
Amsterdam Funding Corp.
1.08%, 07/07/04(3)	156,148	156,119
1.11%, 07/09/04(3)	263,220	263,155
1.18%, 07/20/04(3)	83,650	83,598
1.21%, 07/21/04(3)	55,767	55,730
1.22%, 07/19/04(3)	66,920	66,880
Cantabric Finance LLC
1.09%, 07/22/04(3)	167,301	167,195
CRC Funding LLC
1.10%, 07/07/04(3)	86,997	86,981
Edison Asset Securitization
1.06%, 07/07/04(3)	111,534	111,514
1.06%, 07/08/04(3)	55,767	55,755
1.07%, 09/21/04(3)	111,534	111,262
1.45%, 11/09/04(3)	223,068	221,891
1.59%, 12/02/04(3)	223,068	221,551
Falcon Asset Securitization Corp.
1.22%, 07/23/04(3)	136,034	135,932
Galaxy Funding Inc.
1.07%, 07/20/04(3)	100,381	100,324
Grampian Funding LLC
1.08%, 07/07/04(3)	66,920	66,908
1.26%, 10/22/04(3)	223,068	222,189
1.44%, 10/27/04(3)	223,068	222,015
1.59%, 11/30/04(3)	111,534	110,785
Jupiter Securitization Corp.
1.10%, 07/07/04(3)	78,074	78,059
1.21%, 07/19/04(3)	111,534	111,467
1.24%, 07/23/04(3)	73,612	73,557
New Center Asset Trust
1.22%, 07/19/04(3)	66,920	66,880
Preferred Receivables Funding Corp.
1.23%, 07/21/04(3)	156,148	156,041
Receivables Capital Corp.
1.07%, 07/02/04(3)	92,533	92,530
1.21%, 07/19/04(3)	167,301	167,200
Scaldis Capital LLC
1.21%, 07/15/04(3)	111,534	111,482
1.24%, 07/19/04(3)	55,767	55,732
Sydney Capital Corp.
1.15%, 07/09/04(3)	55,767	55,753
1.25%, 10/22/04(3)	74,237	73,946
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(3)	39,927	39,913
1.24%, 07/20/04(3)	167,301	167,191

		3,852,260

REPURCHASE AGREEMENTS – 0.97%

Banc of America Securities LLC
1.45%, 07/01/04(3)	446,136	446,136
Goldman Sachs & Co.
1.60%, 07/01/04(3)	1,115,340	1,115,340

		1,561,476

U.S. GOVERNMENT AGENCY NOTES – 0.40%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(3)	89,227	89,072
1.63%, 04/15/05(3)	156,148	156,541
2.06%, 05/31/05(3)	111,206	109,081
Federal National Mortgage Association
1.28%, 08/20/04(3)	289,988	289,473

		644,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,946,678)		38,946,678

TOTAL INVESTMENTS IN SECURITIES – 122.88% (Cost: $195,168,749)		196,993,364

Other Assets, Less Liabilities – (22.88%)		(36,677,750)

NET ASSETS – 100.00%		$160,315,614

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	To-be-announced (TBA). See Note 1.
(3)	All or a portion of this security represents investments of securities lending collateral.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 10.68%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER – 5.20%

Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	15,000,000	14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES – 9.22%

Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	9,112,198	9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS – 4.73%

ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES – 42.52%

American Express Centurion Bank
1.20%, 04/15/05	$100,000,000	$99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075
Beta Finance Inc.
1.06%, 11/08/04(1)	30,000,000	29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	48,000,000	47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000
Morgan Stanley
1.43%, 05/04/05	40,000,000	40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No.3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS – 27.48%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	$500,000,000	$500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities – 0.17%		8,866,287

NET ASSETS – 100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

21

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 97.73%

ADVERTISING – 0.18%

Interpublic Group of Companies Inc.(1)	84,864	$1,165,183
Omnicom Group Inc.	38,895	2,951,742

		4,116,925

AEROSPACE & DEFENSE – 1.64%

Boeing Co. (The)	172,210	8,798,209
General Dynamics Corp.	40,583	4,029,892
Goodrich (B.F.) Co.	24,080	778,506
Lockheed Martin Corp.	92,158	4,799,589
Northrop Grumman Corp.	73,912	3,969,074
Raytheon Co.	91,203	3,262,331
Rockwell Collins Inc.	36,245	1,207,683
United Technologies Corp.	105,327	9,635,314

		36,480,598

AGRICULTURE – 1.14%

Altria Group Inc.	419,071	20,974,504
Monsanto Co.	53,875	2,074,187
R.J. Reynolds Tobacco Holdings Inc.	17,327	1,171,132
UST Inc.	33,945	1,222,020

		25,441,843

AIRLINES – 0.13%

Delta Air Lines Inc.(1)	25,289	180,058
Southwest Airlines Co.	161,133	2,702,200

		2,882,258

APPAREL – 0.33%

Jones Apparel Group Inc.	25,855	1,020,755
Liz Claiborne Inc.	22,344	803,937
Nike Inc. Class B	53,722	4,069,441
Reebok International Ltd.	12,049	433,523
VF Corp.	22,125	1,077,487

		7,405,143

AUTO MANUFACTURERS – 0.62%

Ford Motor Company	374,806	5,865,714
General Motors Corp.	115,202	5,367,261
Navistar International Corp.(1)	14,066	545,198
PACCAR Inc.	35,825	2,077,463

		13,855,636

AUTO PARTS & EQUIPMENT – 0.22%

Cooper Tire & Rubber Co.	15,125	347,875
Dana Corp.	30,434	596,506
Delphi Corp.	114,714	1,225,146
Goodyear Tire & Rubber Co. (The)(1)	35,918	326,495
Johnson Controls Inc.	38,640	2,062,603
Visteon Corp.	26,782	312,546

		4,871,171

BANKS – 6.64%

AmSouth Bancorp	71,872	1,830,580
Bank of America Corp.	417,114	35,296,187
Bank of New York Co. Inc. (The)	158,348	4,668,099
Bank One Corp.	229,151	11,686,701
BB&T Corp.	114,405	4,229,553
Charter One Financial Inc.	45,578	2,014,092
Comerica Inc.	35,770	1,963,058
Fifth Third Bancorp	115,478	6,210,407
First Horizon National Corp.	25,687	1,167,988
Huntington Bancshares Inc.	46,853	1,072,934
KeyCorp	84,617	2,529,202
M&T Bank Corp.	24,463	2,135,620
Marshall & Ilsley Corp.	45,970	1,796,967
Mellon Financial Corp.	87,534	2,567,372
National City Corp.	138,499	4,848,850
North Fork Bancorp Inc.	35,055	1,333,843
Northern Trust Corp.	45,103	1,906,955
PNC Financial Services Group	57,451	3,049,499
Regions Financial Corp.	45,282	1,655,057
SouthTrust Corp.	67,924	2,636,130
State Street Corp.	68,414	3,355,023
SunTrust Banks Inc.	57,631	3,745,439
Synovus Financial Corp.	61,764	1,563,864
U.S. Bancorp	388,293	10,701,355
Union Planters Corp.	38,605	1,150,815
Wachovia Corp.	269,277	11,982,826
Wells Fargo & Co.	345,411	19,767,872
Zions Bancorporation	18,398	1,130,557

		147,996,845

BEVERAGES – 2.65%

Anheuser-Busch Companies Inc.	164,830	8,900,820
Brown-Forman Corp. Class B	24,845	1,199,268
Coca-Cola Co. (The)	498,426	25,160,544
Coca-Cola Enterprises Inc.	95,703	2,774,430
Coors (Adolf) Co. Class B	7,455	539,295
Pepsi Bottling Group Inc.	53,378	1,630,164
PepsiCo Inc.	349,412	18,826,319

		59,030,840

BIOTECHNOLOGY – 1.09%

Amgen Inc.(1)	260,401	14,210,083
Biogen Idec Inc.(1)	69,275	4,381,644
Chiron Corp.(1)	38,421	1,715,113
Genzyme Corp.(1)	46,052	2,179,641
MedImmune Inc.(1)	50,678	1,185,865
Millipore Corp.(1)	9,995	563,418

		24,235,764

BUILDING MATERIALS – 0.25%

American Standard Companies Inc.(1)	44,514	1,794,359
Masco Corp.	90,303	2,815,648
Vulcan Materials Co.	20,822	990,086

		5,600,093

22

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
CHEMICALS – 1.50%

Air Products & Chemicals Inc.	46,517	$2,439,817
Ashland Inc.	14,049	741,928
Dow Chemical Co. (The)	191,118	7,778,503
Du Pont (E.I.) de Nemours and Co.	204,250	9,072,785
Eastman Chemical Co.	15,842	732,376
Ecolab Inc.	52,747	1,672,080
Engelhard Corp.	25,674	829,527
Great Lakes Chemical Corp.	10,365	280,477
Hercules Inc.(1)	22,719	276,945
International Flavors & Fragrances Inc.	19,167	716,846
PPG Industries Inc.	34,791	2,174,090
Praxair Inc.	66,559	2,656,370
Rohm & Haas Co.	45,584	1,895,383
Sherwin-Williams Co. (The)	29,655	1,232,165
Sigma-Aldrich Corp.	14,196	846,224

		33,345,516

COMMERCIAL SERVICES – 0.93%

Apollo Group Inc. Class A(1)	36,098	3,187,092
Block (H & R) Inc.	36,233	1,727,589
Cendant Corp.	208,066	5,093,456
Convergys Corp.(1)	29,271	450,773
Deluxe Corp.	10,352	450,312
Donnelley (R.R.) & Sons Co.	44,059	1,454,828
Equifax Inc.	28,477	704,806
McKesson Corp.	59,646	2,047,647
Moody’s Corp.	30,456	1,969,285
Paychex Inc.	77,177	2,614,757
Robert Half International Inc.	35,058	1,043,677

		20,744,222

COMPUTERS – 3.87%

Affiliated Computer Services Inc. Class A(1)	27,812	1,472,367
Apple Computer Inc.(1)	77,351	2,517,002
Computer Sciences Corp.(1)	38,349	1,780,544
Dell Inc.(1)	516,465	18,499,776
Electronic Data Systems Corp.	98,339	1,883,192
EMC Corp.(1)	498,668	5,684,815
Gateway Inc.(1)	73,745	331,852
Hewlett-Packard Co.	624,176	13,170,114
International Business Machines Corp.	344,833	30,397,029
Lexmark International Inc.(1)	26,443	2,552,543
NCR Corp.(1)	19,360	960,062
Network Appliance Inc.(1)	70,619	1,520,427
Sun Microsystems Inc.(1)	677,274	2,939,369
SunGard Data Systems Inc.(1)	58,802	1,528,852
Unisys Corp.(1)	67,654	939,038

		86,176,982

COSMETICS & PERSONAL CARE – 2.51%

Alberto-Culver Co.	18,259	915,506
Avon Products Inc.	96,814	4,466,998
Colgate-Palmolive Co.	109,161	6,380,460
Gillette Co. (The)	205,670	8,720,408
Kimberly-Clark Corp.	102,829	6,774,375
Procter & Gamble Co.	525,977	28,634,188

		55,891,935

DISTRIBUTION & WHOLESALE – 0.11%

Genuine Parts Co.	35,617	1,413,283
Grainger (W.W.) Inc.	18,676	1,073,870

		2,487,153

DIVERSIFIED FINANCIAL SERVICES – 7.52%

American Express Co.	261,695	13,445,889
Bear Stearns Companies Inc. (The)	21,225	1,789,480
Capital One Financial Corp.	48,859	3,340,978
Citigroup Inc.	1,057,128	49,156,452
Countrywide Financial Corp.	56,956	4,001,159
E*TRADE Financial Corp.(1)	74,853	834,611
Federal Home Loan Mortgage Corporation	141,083	8,930,554
Federal National Mortgage Association	198,450	14,161,392
Federated Investors Inc. Class B	22,236	674,640
Franklin Resources Inc.	51,369	2,572,560
Goldman Sachs Group Inc. (The)	98,727	9,296,134
Janus Capital Group Inc.	49,279	812,611
JP Morgan Chase & Co.	425,469	16,495,433
Lehman Brothers Holdings Inc.	56,539	4,254,560
MBNA Corp.	261,550	6,745,375
Merrill Lynch & Co. Inc.	196,878	10,627,474
Morgan Stanley	224,525	11,848,184
Providian Financial Corp.(1)	59,414	871,603
Schwab (Charles) Corp. (The)	277,680	2,668,505
SLM Corp.	90,299	3,652,595
T. Rowe Price Group Inc.	25,664	1,293,466

		167,473,655

ELECTRIC – 2.42%

AES Corp. (The)(1)	129,069	1,281,655
Allegheny Energy Inc.(1)	26,010	400,814
Ameren Corp.	37,144	1,595,706
American Electric Power Co. Inc.	80,865	2,587,680
Calpine Corp.(1)	84,524	365,144
CenterPoint Energy Inc.	62,675	720,762
Cinergy Corp.	36,446	1,384,948
CMS Energy Corp.(1)	32,960	300,925
Consolidated Edison Inc.	49,099	1,952,176
Constellation Energy Group Inc.	34,246	1,297,923
Dominion Resources Inc.	66,580	4,199,866
DTE Energy Co.	35,177	1,426,076
Duke Energy Corp.	186,473	3,783,537
Edison International	66,703	1,705,596
Entergy Corp.	46,833	2,623,116

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
ELECTRIC (Continued)

Exelon Corp.	134,790	$4,487,159
FirstEnergy Corp.	67,513	2,525,661
FPL Group Inc.	37,652	2,407,845
NiSource Inc.	53,736	1,108,036
PG&E Corp.(1)	85,178	2,379,873
Pinnacle West Capital Corp.	18,689	754,849
PPL Corp.	36,295	1,665,940
Progress Energy Inc.	50,161	2,209,592
Public Service Enterprise Group Inc.	48,137	1,926,924
Southern Company	150,383	4,383,664
TECO Energy Inc.	38,460	461,135
TXU Corp.	66,292	2,685,489
Xcel Energy Inc.	81,651	1,364,388

		53,986,479

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%

American Power Conversion Corp.	40,636	798,497
Emerson Electric Co.	86,143	5,474,388
Molex Inc.	38,966	1,250,029
Power-One Inc.(1)	17,065	187,374

		7,710,288

ELECTRONICS – 0.58%

Agilent Technologies Inc.(1)	97,996	2,869,323
Applera Corp. - Applied Biosystems Group	42,215	918,176
Jabil Circuit Inc.(1)	40,881	1,029,384
Parker Hannifin Corp.	24,275	1,443,391
PerkinElmer Inc.	25,979	520,619
Sanmina-SCI Corp.(1)	105,885	963,553
Solectron Corp.(1)	196,198	1,269,401
Symbol Technologies Inc.	47,210	695,875
Tektronix Inc.	17,300	588,546
Thermo Electron Corp.(1)	33,345	1,025,025
Thomas & Betts Corp.	11,977	326,134
Waters Corp.(1)	24,861	1,187,859

		12,837,286

ENGINEERING & CONSTRUCTION – 0.04%

Fluor Corp.	16,800	800,856

		800,856

ENTERTAINMENT – 0.12%

International Game Technology Inc.	70,867	2,735,466

		2,735,466

ENVIRONMENTAL CONTROL – 0.20%

Allied Waste Industries Inc.(1)	65,534	863,738
Waste Management Inc.	118,724	3,638,891

		4,502,629

FOOD – 1.81%

Albertson’s Inc.	75,101	1,993,181
Archer-Daniels-Midland Co.	132,389	2,221,487
Campbell Soup Co.	83,994	2,257,759
ConAgra Foods Inc.	108,821	2,946,873
General Mills Inc.	77,026	3,661,046
Heinz (H.J.) Co.	72,033	2,823,694
Hershey Foods Corp.	53,274	2,464,988
Kellogg Co.	83,964	3,513,893
Kroger Co.(1)	152,533	2,776,101
McCormick & Co. Inc.	28,407	965,838
Safeway Inc.(1)	90,548	2,294,486
Sara Lee Corp.	161,770	3,719,092
SUPERVALU Inc.	27,457	840,459
Sysco Corp.	131,307	4,709,982
Winn-Dixie Stores Inc.	29,013	208,894
Wrigley (William Jr.) Co.	46,005	2,900,615

		40,298,388

FOREST PRODUCTS & PAPER – 0.62%

Boise Cascade Corp.	17,697	666,115
Georgia-Pacific Corp.	52,026	1,923,921
International Paper Co.	98,993	4,424,987
Louisiana-Pacific Corp.	21,687	512,898
MeadWestvaco Corp.	41,065	1,206,900
Plum Creek Timber Co. Inc.	37,454	1,220,251
Temple-Inland Inc.	11,113	769,575
Weyerhaeuser Co.	49,114	3,100,076

		13,824,723

GAS – 0.15%

KeySpan Corp.	32,555	1,194,769
Nicor Inc.	9,020	306,409
Peoples Energy Corp.	7,539	317,769
Sempra Energy	46,641	1,605,850

		3,424,797

HAND & MACHINE TOOLS – 0.10%

Black & Decker Corp.	15,912	988,613
Snap-On Inc.	11,933	400,352
Stanley Works (The)	16,597	756,491

		2,145,456

HEALTH CARE-PRODUCTS – 3.57%

Bard (C.R.) Inc.	21,236	1,203,019
Bausch & Lomb Inc.	10,736	698,592
Baxter International Inc.	124,924	4,311,127
Becton, Dickinson & Co.	51,974	2,692,253
Biomet Inc.	52,332	2,325,634
Boston Scientific Corp.(1)	170,458	7,295,602
Guidant Corp.	63,929	3,572,353
Johnson & Johnson	607,353	33,829,562
Medtronic Inc.	248,116	12,088,212
St. Jude Medical Inc.(1)	35,868	2,713,414
Stryker Corp.	81,666	4,491,630
Zimmer Holdings Inc.(1)	49,760	4,388,832

		79,610,230

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
HEALTH CARE-SERVICES – 1.17%

Aetna Inc.	31,235	$2,654,975
Anthem Inc.(1)	28,304	2,534,906
HCA Inc.	99,826	4,151,763
Health Management Associates Inc. Class A	49,108	1,101,001
Humana Inc.(1)	32,971	557,210
Manor Care Inc.	18,242	596,149
Quest Diagnostics Inc.	21,281	1,807,821
Tenet Healthcare Corp.(1)	95,155	1,276,029
UnitedHealth Group Inc.	126,251	7,859,125
WellPoint Health Networks Inc.(1)	31,722	3,553,181

		26,092,160

HOME BUILDERS – 0.14%

Centex Corp.	25,449	1,164,292
KB Home	9,492	651,436
Pulte Homes Inc.	25,693	1,336,807

		3,152,535

HOME FURNISHINGS – 0.11%

Leggett & Platt Inc.	39,281	1,049,196
Maytag Corp.	16,086	394,268
Whirlpool Corp.	14,256	977,962

		2,421,426

HOUSEHOLD PRODUCTS & WARES – 0.27%

Avery Dennison Corp.	22,616	1,447,650
Clorox Co.	43,199	2,323,242
Fortune Brands Inc.	29,857	2,252,114

		6,023,006

HOUSEWARES – 0.06%

Newell Rubbermaid Inc.	56,179	1,320,207

		1,320,207

INSURANCE – 4.78%

ACE Ltd.	57,617	2,436,047
AFLAC Inc.	104,518	4,265,380
Allstate Corp. (The)	144,017	6,703,991
Ambac Financial Group Inc.	21,999	1,615,607
American International Group Inc.	533,581	38,033,654
AON Corp.	64,190	1,827,489
Chubb Corp.	38,621	2,633,180
CIGNA Corp.	28,763	1,979,182
Cincinnati Financial Corp.	34,487	1,500,874
Hartford Financial Services Group Inc.	59,533	4,092,298
Jefferson-Pilot Corp.	28,879	1,467,053
Lincoln National Corp.	36,438	1,721,696
Loews Corp.	37,966	2,276,441
Marsh & McLennan Cos. Inc.	107,488	4,877,805
MBIA Inc.	29,507	1,685,440
MetLife Inc.	155,148	5,562,056
MGIC Investment Corp.	20,149	1,528,503
Principal Financial Group Inc.	65,876	2,291,167
Progressive Corp. (The)	44,317	3,780,240
Prudential Financial Inc.	108,025	5,019,922
SAFECO Corp.	28,369	1,248,236
St. Paul Travelers Companies Inc.	136,116	5,518,143
Torchmark Corp.	23,039	1,239,498
UNUMProvident Corp.	60,617	963,810
XL Capital Ltd. Class A	28,097	2,120,200

		106,387,912

INTERNET – 1.15%

eBay Inc.(1)	134,274	12,346,494
Monster Worldwide Inc.(1)	23,501	604,446
Symantec Corp.(1)	63,313	2,771,843
Yahoo! Inc.(1)	275,000	9,990,750

		25,713,533

IRON & STEEL – 0.10%

Allegheny Technologies Inc.	16,526	298,294
Nucor Corp.	16,030	1,230,463
United States Steel Corp.	22,733	798,383

		2,327,140

LEISURE TIME – 0.51%

Brunswick Corp.	19,086	778,709
Carnival Corp.	128,939	6,060,133
Harley-Davidson Inc.	60,696	3,759,510
Sabre Holdings Corp.	29,112	806,694

		11,405,046

LODGING – 0.31%

Harrah’s Entertainment Inc.	22,849	1,236,131
Hilton Hotels Corp.	77,649	1,448,930
Marriott International Inc. Class A	46,678	2,328,299
Starwood Hotels & Resorts Worldwide Inc.	42,060	1,886,391

		6,899,751

MACHINERY – 0.50%

Caterpillar Inc.	70,197	5,576,450
Cummins Inc.	8,657	541,063
Deere & Co.	50,729	3,558,132
Rockwell Automation Inc.	38,159	1,431,344

		11,106,989

MANUFACTURING – 5.70%

Cooper Industries Ltd.	19,103	1,134,909
Crane Co.	12,170	382,016
Danaher Corp.	62,864	3,259,498
Dover Corp.	41,462	1,745,550
Eastman Kodak Co.	58,669	1,582,890
Eaton Corp.	31,110	2,014,061
General Electric Co.	2,157,606	69,906,434

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
MANUFACTURING (Continued)

Honeywell International Inc.	176,080	$6,449,810
Illinois Tool Works Inc.	63,207	6,060,919
Ingersoll-Rand Co. Class A	35,641	2,434,637
ITT Industries Inc.	18,887	1,567,621
Pall Corp.	25,585	670,071
Textron Inc.	27,845	1,652,601
3M Co.	160,166	14,416,542
Tyco International Ltd.	409,686	13,576,994

		126,854,553

MEDIA – 3.32%

Clear Channel Communications Inc.	126,006	4,655,922
Comcast Corp. Class A(1)	459,222	12,871,993
Dow Jones & Co. Inc.	16,694	752,899
Gannett Co. Inc.	55,581	4,716,048
Knight Ridder Inc.	16,357	1,177,704
McGraw-Hill Companies Inc. (The)	39,218	3,002,922
Meredith Corp.	10,272	564,549
New York Times Co. Class A	30,497	1,363,521
Time Warner Inc.(1)	931,594	16,377,423
Tribune Co.	67,424	3,070,489
Univision Communications Inc. Class A(1)	66,013	2,107,795
Viacom Inc. Class B	354,837	12,674,778
Walt Disney Co. (The)	419,131	10,683,649

		74,019,692

METAL FABRICATE & HARDWARE – 0.02%

Worthington Industries Inc.	17,637	362,088

		362,088

MINING – 0.54%

Alcoa Inc.	177,597	5,866,029
Freeport-McMoRan Copper & Gold Inc.	35,831	1,187,798
Newmont Mining Corp.	90,284	3,499,408
Phelps Dodge Corp.(1)	18,948	1,468,659

		12,021,894

OFFICE & BUSINESS EQUIPMENT – 0.20%

Pitney Bowes Inc.	47,652	2,108,601
Xerox Corp.(1)	162,804	2,360,658

		4,469,259

OIL & GAS – 5.55%

Amerada Hess Corp.	18,401	1,457,175
Anadarko Petroleum Corp.	51,358	3,009,579
Apache Corp.	66,343	2,889,238
Burlington Resources Inc.	81,326	2,942,375
ChevronTexaco Corp.	218,818	20,592,962
ConocoPhillips	140,076	10,686,398
Devon Energy Corp.	48,846	3,223,836
EOG Resources Inc.	23,562	1,406,887
Exxon Mobil Corp.	1,337,674	59,406,102
Kerr-McGee Corp.	30,581	1,644,340
Marathon Oil Corp.	70,300	2,660,152
Nabors Industries Ltd.(1)	30,011	1,357,097
Noble Corp.(1)	27,390	1,037,807
Occidental Petroleum Corp.	79,737	3,860,068
Rowan Companies Inc.(1)	21,144	514,434
Sunoco Inc.	15,701	998,898
Transocean Inc.(1)	65,490	1,895,281
Unocal Corp.	53,567	2,035,546
Valero Energy Corp.	26,151	1,928,898

		123,547,073

OIL & GAS SERVICES – 0.65%

Baker Hughes Inc.	68,542	2,580,606
BJ Services Co.(1)	32,643	1,496,355
Halliburton Co.	89,680	2,713,717
Schlumberger Ltd.	120,188	7,633,140

		14,423,818

PACKAGING & CONTAINERS – 0.14%

Ball Corp.	11,534	831,025
Bemis Co.	21,755	614,579
Pactiv Corp.(1)	32,180	802,569
Sealed Air Corp.(1)	17,398	926,791

		3,174,964

PHARMACEUTICALS – 7.01%

Abbott Laboratories	319,398	13,018,662
Allergan Inc.	26,701	2,390,274
AmerisourceBergen Corp.	22,909	1,369,500
Bristol-Myers Squibb Co.	396,973	9,725,839
Cardinal Health Inc.	88,312	6,186,256
Caremark Rx Inc.(1)	93,168	3,068,954
Express Scripts Inc.(1)	16,071	1,273,305
Forest Laboratories Inc.(1)	75,437	4,271,997
Gilead Sciences Inc.(1)	43,735	2,930,245
Hospira Inc.(1)	32,002	883,255
King Pharmaceuticals Inc.(1)	49,376	565,355
Lilly (Eli) & Co.	230,779	16,133,760
Medco Health Solutions Inc.(1)	55,326	2,074,725
Merck & Co. Inc.	454,786	21,602,335
Mylan Laboratories Inc.	54,830	1,110,308
Pfizer Inc.	1,560,575	53,496,511
Schering-Plough Corp.	300,809	5,558,950
Watson Pharmaceuticals Inc.(1)	22,103	594,571
Wyeth	272,618	9,857,867

		156,112,669

PIPELINES – 0.18%

Dynegy Inc. Class A(1)	77,220	328,957
El Paso Corp.	128,903	1,015,756
Kinder Morgan Inc.	25,229	1,495,827
Williams Companies Inc.	106,092	1,262,495

		4,103,035

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.36%

Apartment Investment & Management Co. Class A	19,289	$600,467
Equity Office Properties Trust	81,838	2,225,994
Equity Residential	56,891	1,691,369
ProLogis	36,835	1,212,608
Simon Property Group Inc.	42,322	2,176,197

		7,906,635

RETAIL – 6.57%

AutoNation Inc.(1)	55,882	955,582
AutoZone Inc.(1)	17,242	1,381,084
Bed Bath & Beyond Inc.(1)	61,133	2,350,564
Best Buy Co. Inc.	66,246	3,361,322
Big Lots Inc.(1)	23,943	346,216
Circuit City Stores Inc.	42,311	547,927
Costco Wholesale Corp.	93,699	3,848,218
CVS Corp.	80,853	3,397,443
Darden Restaurants Inc.	33,757	693,706
Dillards Inc. Class A	17,038	379,947
Dollar General Corp.	68,476	1,339,391
Family Dollar Stores Inc.	35,299	1,073,796
Federated Department Stores Inc.	37,012	1,817,289
Gap Inc. (The)	183,369	4,446,698
Home Depot Inc.	455,072	16,018,534
Kohls Corp.(1)	69,597	2,942,561
Limited Brands Inc.	95,754	1,790,600
Lowe’s Companies Inc.	160,964	8,458,658
May Department Stores Co. (The)	59,080	1,624,109
McDonald’s Corp.	258,235	6,714,110
Nordstrom Inc.	28,127	1,198,491
Office Depot Inc.(1)	64,081	1,147,691
Penney (J.C.) Co. Inc. (Holding Co.)	57,370	2,166,291
RadioShack Corp.	33,600	961,968
Sears, Roebuck and Co.	44,059	1,663,668
Staples Inc.	101,362	2,970,920
Starbucks Corp.(1)	80,805	3,513,401
Target Corp.	186,573	7,923,755
Tiffany & Co.	30,012	1,105,942
TJX Companies Inc.	102,041	2,463,270
Toys R Us Inc.(1)	43,716	696,396
Walgreen Co.	209,864	7,599,175
Wal-Mart Stores Inc.	877,273	46,284,923
Wendy’s International Inc.	23,327	812,713
Yum! Brands Inc.(1)	59,745	2,223,709

		146,220,068

SAVINGS & LOANS – 0.52%

Golden West Financial Corp.	31,101	3,307,591
Sovereign Bancorp Inc.	62,539	1,382,112
Washington Mutual Inc.	177,369	6,853,538

		11,543,241

SEMICONDUCTORS – 3.58%

Advanced Micro Devices Inc.(1)	71,344	1,134,370
Altera Corp.(1)	77,540	1,722,939
Analog Devices Inc.	76,607	3,606,658
Applied Materials Inc.(1)	344,069	6,750,634
Applied Micro Circuits Corp.(1)	62,887	334,559
Broadcom Corp. Class A(1)	63,959	2,991,362
Intel Corp.	1,323,229	36,521,120
KLA-Tencor Corp.(1)	39,859	1,968,237
Linear Technology Corp.	63,759	2,516,568
LSI Logic Corp.(1)	77,616	591,434
Maxim Integrated Products Inc.	66,316	3,476,285
Micron Technology Inc.(1)	125,005	1,913,827
National Semiconductor Corp.(1)	73,852	1,624,005
Novellus Systems Inc.(1)	30,930	972,439
NVIDIA Corp.(1)	33,187	680,334
PMC-Sierra Inc.(1)	35,356	507,359
QLogic Corp.(1)	19,341	514,277
Teradyne Inc.(1)	39,159	888,909
Texas Instruments Inc.	354,273	8,566,321
Xilinx Inc.	70,639	2,352,985

		79,634,622

SOFTWARE – 5.02%

Adobe Systems Inc.	48,555	2,257,808
Autodesk Inc.	22,841	977,823
Automatic Data Processing Inc.	121,190	5,075,437
BMC Software Inc.(1)	46,322	856,957
Citrix Systems Inc.(1)	34,211	696,536
Computer Associates International Inc.	119,149	3,343,321
Compuware Corp.(1)	78,655	519,123
Electronic Arts Inc.(1)	61,668	3,363,989
First Data Corp.	178,880	7,963,738
Fiserv Inc.(1)	39,681	1,543,194
IMS Health Inc.	48,730	1,142,231
Intuit Inc.(1)	39,698	1,531,549
Mercury Interactive Corp.(1)	18,611	927,386
Microsoft Corp.	2,207,897	63,057,538
Novell Inc.(1)	77,769	652,482
Oracle Corp.(1)	1,064,080	12,694,474
Parametric Technology Corp.(1)	54,554	272,770
PeopleSoft Inc.(1)	75,581	1,398,249
Siebel Systems Inc.(1)	101,493	1,083,945
Veritas Software Corp.(1)	87,891	2,434,581

		111,793,131

TELECOMMUNICATIONS – 6.36%

ADC Telecommunications Inc.(1)	164,833	468,126
Alltel Corp.	63,440	3,211,333
Andrew Corp.(1)	32,239	645,102
AT&T Corp.	161,688	2,365,495
AT&T Wireless Services Inc.(1)	556,837	7,973,906
Avaya Inc.(1)	89,977	1,420,737
BellSouth Corp.	375,466	9,844,719
CenturyTel Inc.	29,131	875,095

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
TELECOMMUNICATIONS (Continued)

CIENA Corp.(1)	117,622	$437,554
Cisco Systems Inc.(1)	1,383,372	32,785,916
Citizens Communications Co.(1)	58,240	704,704
Comverse Technology Inc.(1)	39,460	786,832
Corning Inc.(1)	279,624	3,651,889
JDS Uniphase Corp.(1)	293,792	1,113,472
Lucent Technologies Inc.(1)	872,993	3,299,914
Motorola Inc.	478,678	8,735,874
Nextel Communications Inc. Class A(1)	226,447	6,037,077
QUALCOMM Inc.	165,486	12,077,168
Qwest Communications International Inc.(1)	361,914	1,299,271
SBC Communications Inc.	677,467	16,428,575
Scientific-Atlanta Inc.	31,078	1,072,191
Sprint Corp. (FON Group)	291,014	5,121,846
Tellabs Inc.(1)	85,378	746,204
Verizon Communications Inc.	566,101	20,487,195

		141,590,195

TEXTILES – 0.07%

Cintas Corp.	34,962	1,666,639

		1,666,639

TOYS, GAMES & HOBBIES – 0.10%

Hasbro Inc.	35,726	678,794
Mattel Inc.	87,576	1,598,262

		2,277,056

TRANSPORTATION – 1.45%

Burlington Northern Santa Fe Corp.	75,997	2,665,215
CSX Corp.	43,816	1,435,850
FedEx Corp.	61,063	4,988,236
Norfolk Southern Corp.	79,928	2,119,691
Ryder System Inc.	13,126	525,959
Union Pacific Corp.	52,700	3,133,015
United Parcel Service Inc. Class B	230,665	17,339,088

		32,207,054

TOTAL COMMON STOCKS (Cost: $2,348,442,898)		2,176,690,568

SHORT-TERM INVESTMENTS – 9.42%

MONEY MARKET FUNDS – 4.41%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2)(4)	82,247,859	82,247,859
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2)(4)	14,198,956	14,198,956
BlackRock Temp Cash Money Market Fund(2)	651,623	651,623
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(2)	1,250,408	1,250,408

		98,348,846

Security	Principal	Value
FLOATING RATE NOTES – 2.08%

Beta Finance Inc.
1.07%, 05/04/05(2)(3)	$774,489	$774,358
1.13%, 10/12/04(2)(3)	645,407	645,389
1.19%, 09/15/04(2)(3)	1,290,814	1,290,787
1.27%, 03/15/05(2)(3)	645,407	645,772
1.34%, 08/23/04(2)(3)	645,407	645,487
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(2)	968,111	968,072
1.38%, 11/22/04(2)	322,704	322,713
1.40%, 10/29/04(2)	1,290,814	1,290,804
CC USA Inc.
1.07%, 07/16/04(2)	322,704	322,560
1.07%, 05/04/05(2)(3)	1,290,814	1,290,597
1.24%, 07/15/04(2)(3)	645,407	645,416
1.29%, 04/15/05(2)(3)	1,290,814	1,290,712
1.51%, 02/15/05(2)(3)	839,029	839,855
DEPFA Bank PLC
1.27%, 06/15/05(2)	1,290,814	1,290,814
Dorada Finance Inc.
1.04%, 07/01/04(2)	451,785	451,785
1.24%, 08/09/04(2)	322,704	322,698
1.48%, 01/18/05(2)(3)	968,111	968,084
Five Finance Inc.
1.28%, 04/29/05(2)(3)	1,032,651	1,032,566
HBOS Treasury Services PLC
1.24%, 04/01/05(2)	826,121	826,059
1.58%, 04/22/05(2)	1,290,814	1,290,814
K2 USA LLC
1.19%, 08/16/04(2)(3)	322,704	322,697
1.26%, 09/27/04(2)(3)	1,394,079	1,394,029
1.46%, 01/12/05(2)(3)	645,407	645,373
Key Bank, NA
1.38%, 07/01/04(2)	3,162,495	3,162,495
Links Finance LLC
1.09%, 07/20/04(2)	516,326	516,320
1.18%, 04/15/05(2)(3)	1,290,814	1,290,611
1.19%, 04/25/05(2)	1,290,814	1,291,500
Nationwide Building Society
1.14%, 07/23/04(2)(3)	968,111	968,111
1.59%, 07/28/05(2)(3)	1,290,814	1,290,814
1.63%, 12/09/04(2)	1,071,376	1,063,566
Nordea Bank PLC
2.11%, 06/07/05(2)	1,290,814	1,290,575
Northern Rock PLC
1.11%, 01/13/05(2)(3)	1,226,274	1,226,274
Permanent Financing PLC
1.13%, 03/10/05(2)	1,290,814	1,290,814
1.14%, 12/10/04(2)	645,407	645,408
Sigma Finance Inc.
1.07%, 07/01/04(2)	645,407	645,408
1.08%, 10/07/04(2)	1,290,814	1,290,745
1.09%, 07/20/04(2)	645,407	645,400
1.24%, 08/06/04(2)	322,704	322,700

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES (Continued)

Tango Finance Corp.
1.06%, 07/06/04(2)(3)	$387,244	$387,244
1.08%, 07/15/04(2)(3)	387,244	387,239
1.11%, 04/07/05(2)(3)	473,729	473,692
1.20%, 01/18/05(2)(3)	567,958	567,927
1.20%, 05/17/05(2)(3)	1,071,376	1,071,329
1.23%, 02/25/05(2)(3)	722,856	722,762
WhistleJacket Capital LLC
1.20%, 09/15/04(2)(3)	645,407	645,380
1.26%, 10/20/04(2)	319,735	318,493
1.32%, 02/04/05(2)(3)	322,704	322,666
1.48%, 06/15/05(2)(3)	645,407	645,266
White Pine Finance LLC
1.08%, 07/06/04(2)(3)	774,489	774,488
1.19%, 04/15/05(2)(3)	968,111	967,958
1.20%, 11/15/04(2)(3)	774,489	774,489
1.21%, 05/20/05(2)	580,866	580,815
1.21%, 06/15/05(2)(3)	529,234	529,234
1.27%, 08/26/04(2)(3)	645,407	645,384

		46,272,548

TIME DEPOSITS – 1.21%

Abbey National Treasury Services PLC
1.25%, 01/06/05(2)	1,290,814	1,290,814
1.33%, 02/10/05(2)	645,407	645,348
1.39%, 02/02/05(2)	645,407	645,350
1.39%, 04/08/05(2)	903,570	903,466
1.40%, 10/25/04(2)	1,290,814	1,290,753
Bank of New York
1.39%, 11/01/04(2)	1,290,814	1,290,771
1.60%, 12/03/04(2)	322,704	322,634
Bank of Novia Scotia
1.13%, 10/06/04(2)	1,290,814	1,290,814
1.24%, 10/07/04(2)	968,111	968,085
1.42%, 10/29/04(2)	968,111	968,135
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(2)	645,407	645,597
1.22%, 06/23/05(2)	1,290,814	1,290,435
1.25%, 01/06/05(2)	1,290,814	1,290,847
Prudential Funding LLC
1.60%, 12/01/04(2)	645,407	641,018
SunTrust Bank
1.38%, 07/01/04(2)	2,581,628	2,581,628
Toronto-Dominion Bank
1.22%, 03/23/05(2)	2,258,925	2,258,637
1.34%, 02/10/05(2)	516,326	516,278
1.41%, 11/01/04(2)	968,111	968,078
1.77%, 05/10/05(2)	645,407	645,352
1.90%, 05/11/05(2)	645,407	645,352
UBS Finance (Delaware)
1.10%, 09/08/04(2)	1,290,814	1,288,093
1.11%, 12/17/04(2)	1,936,221	1,926,132
1.13%, 08/09/04(2)	1,290,814	1,289,234
1.14%, 09/29/04(2)	1,290,814	1,287,152

		26,890,003

COMMERCIAL PAPER – 1.00%

Alpine Securitization Corp.
1.08%, 07/06/04(2)	438,877	438,812
1.22%, 07/13/04(2)	387,244	387,087
Amsterdam Funding Corp.
1.08%, 07/07/04(2)	903,570	903,408
1.11%, 07/09/04(2)	1,523,161	1,522,785
1.18%, 07/20/04(2)	484,055	483,754
1.21%, 07/21/04(2)	322,704	322,487
1.22%, 07/19/04(2)	387,244	387,008
Cantabric Finance LLC
1.09%, 07/22/04(2)	968,111	967,496
CRC Funding LLC
1.10%, 07/07/04(2)	503,418	503,325
Edison Asset Securitization
1.06%, 07/07/04(2)	645,407	645,293
1.06%, 07/08/04(2)	322,704	322,637
1.07%, 09/21/04(2)	645,407	643,835
1.45%, 11/09/04(2)	1,290,814	1,284,003
1.59%, 12/02/04(2)	1,290,814	1,282,035
Falcon Asset Securitization Corp.
1.22%, 07/23/04(2)	787,177	786,590
Galaxy Funding Inc.
1.07%, 07/20/04(2)	580,866	580,538
Grampian Funding LLC
1.08%, 07/07/04(2)	387,244	387,175
1.26%, 10/22/04(2)	1,290,814	1,285,730
1.44%, 10/27/04(2)	1,290,814	1,284,722
1.59%, 11/30/04(2)	645,407	641,074
Jupiter Securitization Corp.
1.10%, 07/07/04(2)	451,785	451,702
1.21%, 07/19/04(2)	645,407	645,017
1.24%, 07/23/04(2)	425,969	425,646
New Center Asset Trust
1.22%, 07/19/04(2)	387,244	387,008
Preferred Receivables Funding Corp.
1.23%, 07/21/04(2)	903,570	902,953
Receivables Capital Corp.
1.07%, 07/02/04(2)	535,456	535,440
1.21%, 07/19/04(2)	968,111	967,525
Scaldis Capital LLC
1.21%, 07/15/04(2)	645,407	645,104
1.24%, 07/19/04(2)	322,704	322,503
Sydney Capital Corp.
1.15%, 07/09/04(2)	322,704	322,621
1.25%, 10/22/04(2)	429,583	427,897
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(2)	231,043	230,962
1.24%, 07/20/04(2)	968,111	967,477

		22,291,649

REPURCHASE AGREEMENTS – 0.41%

Banc of America Securities LLC
1.45%, 07/01/04(2)	2,581,628	2,581,628

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)

Goldman Sachs & Co.
1.60%, 07/01/04(2)	$6,454,071	$6,454,071

		9,035,699

U.S. GOVERNMENT AGENCY NOTES – 0.17%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(2)	516,326	515,426
1.63%, 04/15/05(2)	903,570	905,845
2.06%, 05/31/05(2)	643,510	631,211
Federal National Mortgage Association
1.28%, 08/20/04(2)	1,678,058	1,675,075

		3,727,557

U.S. TREASURY OBLIGATIONS – 0.14%

U.S. Treasury Bill
1.24%(5), 09/23/04(6)	3,250,000	3,240,211

		3,240,211

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,806,663)		209,806,513

TOTAL INVESTMENTS IN SECURITIES – 107.15% (Cost: $2,558,249,561)		2,386,497,081

Other Assets, Less Liabilities – (7.15%)		(159,192,736)

NET ASSETS – 100.00%		$2,227,304,345

(1)	Non-income earning securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Yield to maturity.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$175,252,022	$5,231,758,974	$2,461,802,746

Affiliates of the investment adviser	$19,916,727	$—	$96,446,815

Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$177,076,637	$3,791,758,974	$2,290,050,266
Affiliates of the investment adviser	19,916,727	—	96,446,815
Repurchase agreements, at value and cost (Note 1)	—	1,440,000,000	—
Cash	—	76	—
Receivables:
Investment securities sold	1,652,668	—	—
Dividends and interest	1,683,452	9,781,752	3,098,642
Due from broker – variation margin	—	—	217,350

Total Assets	200,329,484	5,241,540,802	2,389,813,073

LIABILITIES
Payables:
Investment securities purchased	12,767,973	—	4,723,416
Collateral for securities loaned (Note 4)	27,224,248	—	157,536,938
Investment advisory fees (Note 2)	21,649	915,541	248,374

Total Liabilities	40,013,870	915,541	162,508,728

NET ASSETS	$160,315,614	$5,240,625,261	$2,227,304,345

(a)	Securities on loan with market values of $26,627,093, $ — and $152,934,417, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	$—	$—	$26,149,076
Interest	8,964,613	30,036,513	488,747
Securities lending income	44,855	—	108,129

Total investment income	9,009,468	30,036,513	26,745,952

EXPENSES (NOTE 2)
Investment advisory fees	157,229	2,613,885	822,541

Total expenses	157,229	2,613,885	822,541

Net investment income	8,852,239	27,422,628	25,923,411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	1,270,512	(10,050)	(1,449,663)
Net realized gain from in-kind redemptions	23,820,265	—	559,588,129
Net realized gain on futures contracts	—	—	2,642,625
Net change in unrealized appreciation (depreciation) of investments	(18,188,556)	—	(452,024,735)
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	(931,477)

Net realized and unrealized gain (loss)	6,902,221	(10,050)	107,824,879

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,754,460	$27,412,578	$133,748,290

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,852,239	$27,119,859	$27,422,628	$48,736,227	$25,923,411	$49,900,066
Net realized gain (loss)	25,090,777	7,061,998	(10,050)	120,352	560,781,091	16,069,488
Net change in unrealized appreciation (depreciation)	(18,188,556)	(9,218,441)	—	—	(452,956,212)	686,078,250

Net increase in net assets resulting from operations	15,754,460	24,963,416	27,412,578	48,856,579	133,748,290	752,047,804

Interestholder transactions:
Contributions	150,363,443	167,635,199	4,841,649,847	13,745,249,528	498,317,517	1,247,904,502
Withdrawals	(668,153,710)	(160,731,769)	(4,357,446,357)	(12,953,858,697)	(2,036,154,059)	(708,478,794)

Net increase (decrease) in net assets resulting from interestholder transactions	(517,790,267)	6,903,430	484,203,490	791,390,831	(1,537,836,542)	539,425,708

Increase (decrease) in net assets	(502,035,807)	31,866,846	511,616,068	840,247,410	(1,404,088,252)	1,291,473,512

NET ASSETS:
Beginning of period	662,351,421	630,484,575	4,729,009,193	3,888,761,783	3,631,392,597	2,339,919,085

End of period	$160,315,614	$662,351,421	$5,240,625,261	$4,729,009,193	$2,227,304,345	$3,631,392,597

The accompanying notes are an integral part of these financial statements.

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income

33

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the S&P 500 Index Master Portfolio were as follows:

Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
189	Long	S&P 500	09/17/04	$50,992,900	$271,056

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a face amount of $3,250,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to interestholders.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The repurchase agreements held by the Money Market Master Portfolio at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	5.00% - 8.00%	03/01/12 - 06/01/34	$40,800,000
Bank of America N.A. Tri-Party	5.00 - 5.50	08/01/33 - 06/01/34	714,000,000
Credit Suisse First Boston Tri-Party	4.50	03/01/19 - 04/01/19	40,801,917
Goldman Sachs Tri-Party	3.07 - 10.00	06/01/10 - 11/01/35	550,800,000
JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/01/09 - 05/01/34	40,802,614
Lehman Brothers Tri-Party	2.90 - 8.22	12/01/08 - 08/01/36	40,798,849
Merrill Lynch Tri-Party	2.44 - 7.17	12/01/07 - 01/01/34	40,797,988

The repurchase agreements held by the Bond Index and S&P 500 Index Master Portfolios at June 30, 2004 represent collateral from securities on loan. For further information, see Note 4 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$43,230
S&P 500 Index	107,236

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including interest income, were as follows:

Master Portfolio and Name of Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Bond Index IMMF	44,306	4,440,830	4,473,414	11,722	$11,722,430	$229,539
S&P 500 Index IMMF	42,866	5,901,950	5,895,787	49,029	49,029,364	461,215

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$136,000,157	$522,525,443	$18,911,016	$190,557,203
S&P 500 Index	—	—	198,065,356	1,709,047,693

For the six months ended June 30, 2004, the Bond Index and S&P 500 Index Master Portfolios paid in-kind redemption proceeds of portfolio securities in the amount of $549,618,304 and $1,690,310,761, respectively. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolios’ Statements of Operations.

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized (Depreciation)
Bond Index	$202,455,416	$—	$(5,462,052)	$(5,462,052)
S&P 500 Index	2,701,898,199	53,626,152	(369,027,270)	(315,401,118)

At June 30, 2004, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001		Year Ended December 31, 2000	Period Ended December 31, 1999 (1)		Year Ended February 28, 1999
Bond Index
Ratio of expenses to average net assets(3)	0.08%		0.08%		0.08%	0.08%		0.08%	0.08%		0.08%
Ratio of net investment income to average net assets(3)	4.50%		4.24%		5.27%	5.98	%(5)	6.73%	6.44%		6.31%
Portfolio turnover rate	37	%(6)	67%		118%	53%		52%	25%		28%
Total return	0.15	%(2)	4.07%		10.05%	8.94%		11.91%	(0.67	)%(2)	6.39%
Money Market
Ratio of expenses to average net assets(3)	0.10%		0.10%		0.10%	0.10%		0.10%	0.10%		0.10	%(4)
Ratio of net investment income to average net assets(3)	1.05%		1.15%		1.80%	3.66%		6.43%	5.23%		5.17	%(4)
Total return	0.53	%(2)	1.16%		1.84%	4.23%		6.52%	4.44	%(2)	2.61	%(2)(4)
S&P 500 Index
Ratio of expenses to average net assets(3)	0.05%		0.05%		0.05%	0.05%		0.05%	0.05%		0.05%
Ratio of net investment income to average net assets(3)	1.58%		1.74%		1.57%	1.31%		1.22%	1.44%		1.61%
Portfolio turnover rate	6	%(6)	8	%(6)	12%	9%		10%	7%		11%
Total return	3.42	%(2)	28.52%		(22.05)%	(11.96)%		(9.19)%	19.82	%(2)	19.65%

(1)	For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year.
(4)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(5)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(6)	Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the S&P 500 Index Master Portfolio’s portfolio turnover rates would have been 1% and 4%, for the six months ended June 30, 2004 and the year ended december 31, 2003, respectively. Excluding in-kind transactions, the portfolio turnover rate for the Bond Index Master Portfolio was 37% for the six months ended June 30, 2004.

37

Notes:

38

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

On or about August 31, 2004, information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS	BARCLAYS

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2004

LIFEPATH PORTFOLIOS

LIFEPATH RETIREMENT

LIFEPATH 2010

LIFEPATH 2020

LIFEPATH 2030

LIFEPATH 2040

BARCLAYS GLOBAL INVESTORS funds

To Our Shareholders:

Equity markets continued to post gains during the six-month reporting period, from January 1, 2004 through June 30, 2004. Stock markets stumbled during the first few months of the year as investors tried to interpret inconsistent economic data and worried that the global economic recovery might not be sustainable. Geopolitical events such as the Madrid train bombings also weighed on investor sentiment. By April, however, the outlook for global recovery became more positive. In the U.S. and Japan specifically, a wave of economic indicators suggested that economic recovery was fully on track, and both international and domestic equities gained ground.

U.S. bond market volatility increased as nervousness about growth was replaced by concerns about inflation. However, policymakers remained sanguine about the threat of inflation. Although the Federal Reserve Board raised its target rate from 1.00% to 1.25% in its first increase in four years at its June 30 meeting, it stated that it would take a “measured approach” to further rate hikes.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies that adjust over time. The LifePath Portfolios provide an important tool for helping you achieve a diversified investment strategy to meet your long-term financial goals.

On March 15, 2004, each LifePath Portfolio’s corresponding LifePath Master Portfolio converted to a fund-of-funds structure. Under this structure, each LifePath Master Portfolio invests in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser, rather than directly in a portfolio of securities.

As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

Regardless of market climate, a disciplined investment plan is crucial. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible and maintaining a diversified portfolio. We believe that the Barclays Global Investors Funds offer a simple, cost-effective way for you to build a broadly diversified portfolio.

On behalf of the Barclays Global Investors Funds, we thank you for your investment. We look forward to continuing to help you meet your investment goals.

Lee T. Kranefuss President and Chief Executive Officer Barclays Global Investors Funds

Managers’ Discussion & Analysis

LifePath® Portfolios

Performance as of 6/30/04

Average Annual Total Returns

	Six Months	One Year	Five Years	Ten Years(1)
Class I Shares
LifePath Retirement Portfolio	0.69%	6.38%	4.22%	6.72%
LifePath 2010 Portfolio	1.12%	9.28%	2.45%	8.20%
LifePath 2020 Portfolio	2.00%	13.15%	0.77%	8.95%
LifePath 2030 Portfolio	2.74%	15.50%	(0.20)%	9.73%
LifePath 2040 Portfolio	2.96%	18.04%	(1.59)%	10.14%

	Six Months	One Year	Since Inception(2)
Class R Shares
LifePath Retirement Portfolio	(0.53)%	5.07%	13.17%
LifePath 2010 Portfolio	0.03%	7.93%	1.81%
LifePath 2020 Portfolio	0.78%	11.79%	1.82%
LifePath 2030 Portfolio	1.64%	14.01%	20.66%
LifePath 2040 Portfolio	1.72%	16.56%	23.70%

(1)	The Class I shares of the LifePath Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the “predecessor funds”), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.
(2)	Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each LifePath Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios are 3.05%, 1.27%, 0.06%, (0.63)% and (1.08)%, respectively.

Average annual total return represents each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above. The total returns for the Class R shares reflect the deduction of maximum sales charges. The total returns for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed. Each LifePath Portfolio’s past performance is no guarantee of future results.

Equity markets, as represented by the Russell 3000 Index, posted modest gains for the six months ended June 30, 2004 (the “reporting period”), returning 3.59%. International equities, as represented by the MSCI EAFE Index, gained 4.56% for the reporting period, and bond prices, as represented by the Lehman Brothers Aggregate Bond Index, rose 0.15% for the reporting period. Cash, as represented by the Citigroup Salomon 3-Month Treasury Bill Index, returned 0.47% for the reporting period.

Early in the reporting period, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical concerns, exacerbated by events such as the Madrid bombings, also dampened investor sentiment. Nonetheless, concerns about growth were replaced with concerns about inflation during the course of the reporting period. Bond volatility increased, as investors seemed to anticipate that the Federal Reserve Board (the “Fed”) would raise interest rates at its June 30 meeting. The Fed did, indeed, raise its key short-term interest rate to 1.25% from a 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it does not intend to continue raising rates in a hurry, but would instead take “a measured approach” to further rate hikes.

LifePath® Portfolios

Managers’ Discussion & Analysis (Continued)

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon which affects the acceptable risk level of the LifePath Portfolio and, in turn its asset allocation.

As a result of the restructure of the LifePath Portfolios to a fund-of-funds structure in March, the LifePath Portfolios are currently invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser. The LifePath Portfolios’ overall positive performance over the reporting period was attributable to positive equity market performance and relatively stable bond markets. Both international and domestic equity markets gained during the reporting period as economic conditions improved worldwide. Many of the funds in which the LifePath Portfolios invest are index-based and so performed in line with the various indexes that represent these segments of the market. The LifePath Portfolios with a longer time horizon, such as the LifePath 2040 Portfolio, had higher returns due to their larger exposure to domestic and international equities as compared to the more conservative, shorter time horizon LifePath Portfolios, such as the LifePath Retirement Portfolio, which has a larger exposure to bonds.

Two funds in which the LifePath Portfolios each invest a significant portion of their assets are the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio. The Active Stock Master Portfolio uses a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio uses a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. The CoreAlpha Bond Master Portfolio performed well during the reporting period relative to the Lehman Brothers Aggregate Bond Index, because its quantitative models were successful at selecting attractive bonds. The Active Stock Master Portfolio’s model was somewhat less successful at selecting outperforming stocks, causing its performance to lag relative to the S&P 500 Index.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$98,361,618	$278,289,130	$596,449,865	$314,589,163	$196,862,658
Receivables:
Capital shares sold	21,081,742	39,422,140	33,114,747	15,877,934	9,149,330

Total Assets	119,443,360	317,711,270	629,564,612	330,467,097	206,011,988

LIABILITIES
Payables:
Capital shares redeemed	1,611,454	14,753,737	40,095,894	17,964,625	3,318,135
Distribution to shareholders	11,178	20,622	21,628	12,019	9,145
Administration fees (Note 2)	80,005	223,816	479,858	249,634	155,352
Distribution fees (Note 2)	2,522	8,128	15,009	7,812	11,567

Total Liabilities	1,705,159	15,006,303	40,612,389	18,234,090	3,494,199

NET ASSETS	$117,738,201	$302,704,967	$588,952,223	$312,233,007	$202,517,789

Net assets consist of:
Paid-in capital	$115,575,980	$295,985,243	$598,116,375	$301,727,376	$203,488,997
Distributions in excess of net investment income	(164,269)	(190,161)	(309,201)	(91,806)	(21,109)
Undistributed net realized gain (accumulated net realized loss)	2,089,972	3,393,036	(37,841,315)	10,326,662	(24,843,509)
Net unrealized appreciation	236,518	3,516,849	28,986,364	270,775	23,893,410

NET ASSETS	$117,738,201	$302,704,967	$588,952,223	$312,233,007	$202,517,789

Class I Shares
Net Assets	$110,100,458	$287,225,895	$560,693,302	$296,197,642	$182,202,113

Shares outstanding	10,002,336	23,275,506	39,139,859	20,537,621	11,513,075

Net asset value and offering price per share	$11.01	$12.34	$14.33	$14.42	$15.83

Class R Shares
Net Assets	$7,637,743	$15,479,072	$28,258,921	$16,035,365	$20,315,676

Shares outstanding	732,638	1,271,588	2,050,500	1,126,372	1,334,336

Net asset value per share	$10.42	$12.17	$13.78	$14.24	$15.23

Maximum offering price per share (net asset value per share ÷ 99.0%)	$10.53	$12.29	$13.92	$14.38	$15.38

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$208,579	$818,147	$2,349,040	$1,380,578	$1,032,172
Interest	825,751	1,808,595	2,769,198	953,922	329,487
Expenses(1)	(145,389)	(393,095)	(825,449)	(396,999)	(252,818)

Net investment income allocated from corresponding Master Portfolio	888,941	2,233,647	4,292,789	1,937,501	1,108,841

FUND EXPENSES (Note 2)
Administration fees	223,255	622,685	1,343,012	665,473	423,545
Distribution fees - Class R	4,550	15,445	27,249	12,849	21,540

Total fund expenses	227,805	638,130	1,370,261	678,322	445,085

Net investment income	661,136	1,595,517	2,922,528	1,259,179	663,756

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	2,651,962	9,350,501	3,430,495	19,290,396	(1,442,852)
Net change in unrealized appreciation (depreciation)	(2,959,436)	(8,378,333)	2,938,058	(13,969,034)	5,468,873

Net realized and unrealized gain (loss)	(307,474)	972,168	6,368,553	5,321,362	4,026,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$353,662	$2,567,685	$9,291,081	$6,580,541	$4,689,777

(1)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $93,269, $258,453, $554,667, $282,914 and $174,380, respectively.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$661,136	$874,139	$1,595,517	$2,343,081
Net realized gain (loss)	2,651,962	(219,708)	9,350,501	(2,107,691)
Net change in unrealized appreciation (depreciation)	(2,959,436)	4,869,576	(8,378,333)	21,359,078

Net increase in net assets resulting from operations	353,662	5,524,007	2,567,685	21,594,468

Distributions to shareholders:
From net investment income:
Class I Shares	(797,885)	(873,184)	(2,026,367)	(2,326,841)
Class R Shares	(32,314)	(1,723)	(89,137)	(35,032)

	(830,199)	(874,907)	(2,115,504)	(2,361,873)

From net realized gain:
Class I Shares	—	(7,740)	—	—
Class R Shares	—	(46)	—	—

	—	(7,786)	—	—

Total distributions to shareholders	(830,199)	(882,693)	(2,115,504)	(2,361,873)

Capital share transactions (Note 3):
Class I Shares	49,610,178	15,807,908	114,698,312	31,828,282
Class R Shares	4,853,269	2,792,922	5,220,884	9,617,609

Net increase in net assets resulting from capital share transactions	54,463,447	18,600,830	119,919,196	41,445,891

Increase in net assets	53,986,910	23,242,144	120,371,377	60,678,486

NET ASSETS:
Beginning of period	63,751,291	40,509,147	182,333,590	121,655,104

End of period	$117,738,201	$63,751,291	$302,704,967	$182,333,590

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(164,269)	$4,794	$(190,161)	$329,826

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,922,528	$4,815,882	$1,259,179	$1,946,217
Net realized gain (loss)	3,430,495	(10,514,416)	19,290,396	(3,576,246)
Net change in unrealized appreciation (depreciation)	2,938,058	66,608,501	(13,969,034)	31,302,249

Net increase in net assets resulting from operations	9,291,081	60,909,967	6,580,541	29,672,220

Distributions to shareholders:
From net investment income:
Class I Shares	(3,191,811)	(4,635,562)	(1,890,484)	(1,608,772)
Class R Shares	(112,636)	(62,744)	(57,979)	(7,426)

	(3,304,447)	(4,698,306)	(1,948,463)	(1,616,198)

Total distributions to shareholders	(3,304,447)	(4,698,306)	(1,948,463)	(1,616,198)

Capital share transactions (Note 3):
Class I Shares	168,530,793	60,520,269	115,055,929	45,566,855
Class R Shares	10,748,799	16,055,607	9,121,852	6,315,368

Net increase in net assets resulting from capital share transactions	179,279,592	76,575,876	124,177,781	51,882,223

Increase in net assets	185,266,226	132,787,537	128,809,859	79,938,245

NET ASSETS:
Beginning of period	403,685,997	270,898,460	183,423,148	103,484,903

End of period	$588,952,223	$403,685,997	$312,233,007	$183,423,148

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(309,201)	$72,718	$(91,806)	$597,478

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$663,756	$1,257,068
Net realized loss	(1,442,852)	(10,407,197)
Net change in unrealized appreciation (depreciation)	5,468,873	33,051,080

Net increase in net assets resulting from operations	4,689,777	23,900,951

Distributions to shareholders:
From net investment income:
Class I Shares	(990,698)	(1,006,023)
Class R Shares	(87,367)	(7,794)

	(1,078,065)	(1,013,817)

Total distributions to shareholders	(1,078,065)	(1,013,817)

Capital share transactions (Note 3):
Class I Shares	51,561,600	31,019,217
Class R Shares	5,127,470	13,958,368

Net increase in net assets resulting from capital share transactions	56,689,070	44,977,585

Increase in net assets	60,300,782	67,864,719
NET ASSETS:
Beginning of period	142,217,007	74,352,288

End of period	$202,517,789	$142,217,007

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,109)	$393,200

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio Class I Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003		Period Ended Dec. 31, 2002 (1)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000	Year Ended Feb. 28, 1999
Net asset value, beginning of period	$11.03		$10.03		$10.59		$10.77		$11.18	$11.53	$11.56

Income from investment operations:
Net investment income	0.08		0.19		0.21		0.34	(7)	0.44	0.43	0.42
Net realized and unrealized gain (loss)	—		1.00		(0.40)		(0.10	)(7)	0.23	0.12	0.34

Total from investment operations	0.08		1.19		(0.19)		0.24		0.67	0.55	0.76

Less distributions from:
Net investment income	(0.10)		(0.19)		(0.28)		(0.35)		(0.44)	(0.43)	(0.42)
Net realized gain	—		(0.00	)(8)	(0.09)		(0.07)		(0.64)	(0.47)	(0.37)

Total distributions	(0.10)		(0.19)		(0.37)		(0.42)		(1.08)	(0.90)	(0.79)

Net asset value, end of period	$11.01		$11.03		$10.03		$10.59		$10.77	$11.18	$11.53

Total return	0.69	%(2)	11.95%		(1.78	)%(2)	2.25%		6.16%	4.82%	6.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,100		$60,944		$40,509		$36,936		$32,763	$28,772	$51,281
Ratio of expenses to average net assets(3)	0.82	%(5)	0.85%		0.85%		0.89%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)	1.46	%(6)	1.81%		2.47%		3.19	%(7)	4.00%	3.63%	3.55%
Portfolio turnover rate(4)	114%		29%		56%		116%		58%	55%	66%

	LifePath Retirement Portfolio Class R Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Period From Apr. 11, 2003(9) to Dec. 31, 2003
Net asset value, beginning of period	$10.44		$9.05

Income from investment operations:
Net investment income	0.09		0.17
Net realized and unrealized gain (loss)	(0.03)		1.39

Total from investment operations	0.06		1.56

Less distributions from:
Net investment income	(0.08)		(0.17)
Net realized gain	—		(0.00	)(8)

Total distributions	(0.08)		(0.17)

Net asset value, end of period	$10.42		$10.44

Total return(11)	0.52	%(2)	16.75	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,638		$2,807
Ratio of expenses to average net assets(3)	1.07	%(5)	1.10%
Ratio of net investment income to average net assets(3)	1.93	%(6)	1.52%
Portfolio turnover rate(4)	114%		29	%(10)

(1)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(5)	The ratio of expenses to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.03% and 1.28% for Class I Shares and Class R Shares, respectively.
(6)	The ratio of net investment income to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.25% and 1.72% for Class I Shares and Class R Shares, respectively.
(7)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(8)	Rounds to less than $0.01.
(9)	Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
(10)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(11)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio Class I Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period Ended Dec. 31, 2002(1)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000	Year Ended Feb. 28, 1999
Net asset value, beginning of period	$12.30		$10.82	$11.85		$12.46		$13.49	$14.29	$13.90

Income from investment operations:
Net investment income	0.07		0.18	0.19		0.31	(7)	0.41	0.42	0.38
Net realized and unrealized gain (loss)	0.07		1.49	(1.00)		(0.46	)(7)	(0.16)	0.71	1.01

Total from investment operations	0.14		1.67	(0.81)		(0.15)		0.25	1.13	1.39

Less distributions from:
Net investment income	(0.10)		(0.19)	(0.20)		(0.33)		(0.41)	(0.42)	(0.38)
Net realized gain	—		—	(0.02)		(0.13)		(0.87)	(1.51)	(0.62)

Total distributions	(0.10)		(0.19)	(0.22)		(0.46)		(1.28)	(1.93)	(1.00)

Net asset value, end of period	$12.34		$12.30	$10.82		$11.85		$12.46	$13.49	$14.29

Total return	1.12	%(2)	15.66%	(6.85	)%(2)	(1.13)%		1.73%	7.92%	10.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$287,226		$172,075	$121,627		$108,601		$89,988	$88,715	$132,798
Ratio of expenses to average net assets(3)	0.82	%(5)	0.85%	0.86%		0.89%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)	1.29	%(6)	1.64%	1.98%		2.59	%(7)	3.09%	2.80%	2.73%
Portfolio turnover rate(4)	114%		23%	72%		86%		54%	49%	38%

	LifePath 2010 Portfolio Class R Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period From Mar. 7, 2002(8) to Dec. 31, 2002
Net asset value, beginning of period	$12.13		$10.67	$11.98

Income from investment operations:
Net investment income	0.06		0.16	0.13
Net realized and unrealized gain (loss)	0.06		1.47	(1.30)

Total from investment operations	0.12		1.63	(1.17)

Less distributions from:
Net investment income	(0.08)		(0.17)	(0.12)
Net realized gain	—		—	(0.02)

Total distributions	(0.08)		(0.17)	(0.14)

Net asset value, end of period	$12.17		$12.13	$10.67

Total return(10)	1.02	%(2)	15.45%	(9.72	)%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,479		$10,258	$28
Ratio of expenses to average net assets(3)	1.07	%(5)	1.10%	1.58%
Ratio of net investment income to average net assets(3)	1.07	%(6)	1.21%	1.84%
Portfolio turnover rate(4)	114%		23%	72	%(9)

(1)	For the ten months ended December 31, 2002. The LifePath Portfolio changed Its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(5)	The ratio of expenses to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.03% and 1.28% for Class I Shares and Class R Shares, respectively.
(6)	The ratio of net investment income to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.08% and 0.86% for Class I Shares and Class R Shares, respectively.
(7)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(8)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(9)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.
(10)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio Class I Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period Ended Dec. 31, 2002(1)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000	Year Ended Feb. 28, 1999
Net asset value, beginning of period	$14.13		$11.89	$13.52		$14.55		$16.18	$16.38	$15.73

Income from investment operations:
Net investment income	0.08		0.19	0.17		0.23	(7)	0.31	0.32	0.31
Net realized and unrealized gain (loss)	0.20		2.24	(1.59)		(1.02	)(7)	(0.83)	1.47	1.58

Total from investment operations	0.28		2.43	(1.42)		(0.79)		(0.52)	1.79	1.89

Less distributions from:
Net investment income	(0.08)		(0.19)	(0.21)		(0.24)		(0.31)	(0.32)	(0.31)
Net realized gain	—		—	—		(0.00	)(8)	(0.80)	(1.67)	(0.93)

Total distributions	(0.08)		(0.19)	(0.21)		(0.24)		(1.11)	(1.99)	(1.24)

Net asset value, end of period	$14.33		$14.13	$11.89		$13.52		$14.55	$16.18	$16.38

Total return	2.00	%(2)	20.61%	(10.58	)%(2)	(5.44)%		(3.54)%	10.84%	12.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$560,693		$386,387	$270,696		$319,935		$182,807	$143,052	$166,130
Ratio of expenses to average net assets(3)	0.81	%(5)	0.85%	0.83%		0.89%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)	1.09	%(6)	1.54%	1.59%		1.74	%(7)	1.99%	1.87%	1.91%
Portfolio turnover rate(4)	108%		23%	67%		86%		39%	43%	36%

	LifePath 2020 Portfolio Class R shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period From Mar. 7, 2002(9) to Dec. 31, 2002
Net asset value, beginning of period	$13.59		$11.44	$13.45

Income from investment operations:
Net investment income	0.07		0.17	0.11
Net realized and unrealized gain (loss)	0.19		2.14	(1.99)

Total from investment operations	0.26		2.31	(1.88)

Less distributions from:
Net investment income	(0.07)		(0.16)	(0.13)

Total distributions	(0.07)		(0.16)	(0.13)

Net asset value, end of period	$13.78		$13.59	$11.44

Total return(11)	1.82	%(2)	20.37%	(14.05	)%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,259		$17,299	$202
Ratio of expenses to average net assets(3)	1.06	%(5)	1.10%	1.59%
Ratio of net investment income to average net assets(3)	0.97	%(6)	1.26%	1.42%
Portfolio turnover rate(4)	108%		23%	67	%(10)

(1)	For the ten months ended December 31, 2002. The Lifepath Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the Lifepath Portfolio’s corresponding Master Portfolio.
(5)	The ratio of expenses to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.02% and 1.27% for Class I Shares and Class R Shares, respectively.
(6)	The ratio of net investment income to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 0.88% and 0.76% for Class I Shares and Class R Shares, respectively.
(7)	Effective March 1, 2001, the Lifepath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(8)	Rounds to less than $0.01.
(9)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the Lifepath Portfolio. To establish the new share class, the Lifepath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(10)	Represents the portfolio turnover rate of the Lifepath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.
(11)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio Class I Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period Ended Dec. 31, 2002(1)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000	Year Ended Feb. 28, 1999
Net asset value, beginning of period	$14.13		$11.56	$13.69		$15.77		$17.84	$18.57	$17.39

Income from investment operations:
Net investment income	0.05		0.18	0.13		0.18	(7)	0.23	0.26	0.24
Net realized and unrealized gain (loss)	0.34		2.55	(1.97)		(1.48	)(7)	(1.22)	2.22	2.06

Total from investment operations	0.39		2.73	(1.84)		(1.30)		(0.99)	2.48	2.30

Less distributions from:
Net investment income	(0.10)		(0.16)	(0.13)		(0.19)		(0.23)	(0.26)	(0.24)
Net realized gain	—		—	(0.16)		(0.59)		(0.85)	(2.95)	(0.88)

Total distributions	(0.10)		(0.16)	(0.29)		(0.78)		(1.08)	(3.21)	(1.12)

Net asset value, end of period	$14.42		$14.13	$11.56		$13.69		$15.77	$17.84	$18.57

Total return	2.74	%(2)	23.86%	(13.46	)%(2)	(8.25)%		(5.99)%	13.04%	13.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$296,198		$176,647	$103,485		$108,538		$79,665	$84,016	$116,729
Ratio of expenses to average net assets(3)	0.80	%(5)	0.85%	0.84%		0.89%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)	0.95	%(6)	1.48%	1.28%		1.25	%(7)	1.32%	1.32%	1.35%
Portfolio turnover rate(4)	109%		32%	68%		53%		27%	26%	19%

	LifePath 2030 Portfolio Class R Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Period From Apr. 8, 2003 (8) to Dec. 31, 2003
Net asset value, beginning of period	$13.94		$11.33

Income from investment operations:
Net investment income	0.05		0.17
Net realized and unrealized gain	0.33		2.59

Total from investment operations	0.38		2.76

Less distributions from:
Net investment income	(0.08)		(0.15)

Total distributions	(0.08)		(0.15)

Net asset value, end of period	$14.24		$13.94

Total return(10)	2.67	%(2)	23.85	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,035		$6,776
Ratio of expenses to average net assets(3)	1.05	%(5)	1.10%
Ratio of net investment income to average net assets(3)	0.88	%(6)	1.27%
Portfolio turnover rate(4)	109%		32	%(9)

(1)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(5)	The ratio of expenses to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.01% and 1.26% for Class I Shares and Class R Shares, respectively.
(6)	The ratio of net investment income to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 0.74% and 0.67% for Class I Shares and Class R Shares, respectively.
(7)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(8)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(9)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(10)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio Class I Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003	Period Ended Dec. 31, 2002(1)		Year Ended Feb. 28, 2002		Year Ended Feb. 28, 2001	Year Ended Feb. 29, 2000	Year Ended Feb. 28, 1999
Net asset value, beginning of period	$15.47		$12.27	$14.73		$16.74		$20.64	$20.25	$18.77

Income from investment operations:
Net investment income	0.05		0.18	0.12		0.10	(7)	0.11	0.13	0.14
Net realized and unrealized gain (loss)	0.41		3.18	(2.48)		(1.93	)(7)	(2.20)	3.18	2.67

Total from investment operations	0.46		3.36	(2.36)		(1.83)		(2.09)	3.31	2.81

Less distributions from:
Net investment income	(0.10)		(0.16)	(0.10)		(0.10)		(0.10)	(0.13)	(0.14)
Net realized gain	—		—	—		(0.08)		(1.71)	(2.79)	(1.19)

Total distributions	(0.10)		(0.16)	(0.10)		(0.18)		(1.81)	(2.92)	(1.33)

Net asset value, end of period	$15.83		$15.47	$12.27		$14.73		$16.74	$20.64	$20.25

Total return	2.96	%(2)	27.64%	(16.03	)%(2)	(10.89)%		(10.81)%	16.01%	15.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$182,202		$127,357	$74,352		$84,961		$97,863	$122,683	$163,883
Ratio of expenses to average net assets(3)	0.80	%(5)	0.85%	0.83%		0.90%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(3)	0.81	%(6)	1.36%	1.05%		0.64	%(7)	0.50%	0.59%	0.72%
Portfolio turnover rate(4)	105%		29%	62%		15%		20%	29%	19%

	LifePath 2030 Portfolio Class R Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Period From Apr. 8, 2003(8) to Dec. 31, 2003
Net asset value, beginning of period	$14.89		$11.74

Income from investment operations:
Net investment income	0.05		0.17
Net realized and unrealized gain	0.37		3.13

Total from investment operations	0.42		3.30

Less distributions from:
Net investment income	(0.08)		(0.15)

Total distributions	(0.08)		(0.15)

Net asset value, end of period	$15.23		$14.89

Total return(10)	2.75	%(2)	27.65	%(2)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,316		$14,860
Ratio of expenses to average net assets(3)	1.05	%(5)	1.10%
Ratio of net investment income to average net assets(3)	0.54	%(6)	1.07%
Portfolio turnover rate(4)	105%		29	%(9)

(1)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(4)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(5)	The ratio of expenses to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 1.01% and 1.26% for Class I Shares and Class R Shares, respectively.
(6)	The ratio of net investment income to average net assets prior to waived investment advisory fees by the Master Portfolio’s investment adviser was 0.60% and 0.33% for Class I Shares and Class R Shares, respectively.
(7)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide For Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(8)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(9)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(10)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2004, the Trust offered the following diversified funds: Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio”, collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees.

Under the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (62.62%, 70.98%, 79.30%, 77.63% and 79.36% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of June 30, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

At December 31, 2003, the tax-year end of the LifePath Portfolios, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation	Capital Gains (Losses) and Other Losses	Total Distributable Earnings (Accumulated Losses)
LifePath Retirement	$4,337	$2,575,570	$58,851	$2,638,758
LifePath 2010	313,528	9,655,946	(3,701,931)	6,267,543
LifePath 2020	51,934	14,583,948	(29,786,668)	(15,150,786)
LifePath 2030	584,458	11,781,406	(6,492,311)	5,873,553
LifePath 2040	380,013	15,014,964	(19,977,897)	(4,582,920)

The tax character of distributions paid for the year ended December 31, 2003 and the ten months ended December 31, 2002, were as follows:

Portfolio	Year Ended December 31, 2003	Period Ended December 31, 2002
LifePath Retirement
Distributions paid from:
Ordinary income	$882,693	$1,058,772
Long-term capital gain	—	328,796

Total Distributions	$882,693	$1,387,568

LifePath 2010
Distributions paid from:
Ordinary income	$2,361,873	$1,993,674
Long-term capital gain	—	207,224

Total Distributions	$2,361,873	$2,200,898

LifePath 2020
Distributions paid from:
Ordinary income	$4,698,306	$4,692,519
Long-term capital gain	—	—

Total Distributions	$4,698,306	$4,692,519

LifePath 2030
Distributions paid from:
Ordinary income	$1,616,198	$1,181,166
Long-term capital gain	—	1,239,453

Total Distributions	$1,616,198	$2,420,619

LifePath 2040
Distributions paid from:
Ordinary income	$1,013,817	$607,593
Long-term capital gain	—	—

Total Distributions	$1,013,817	$607,593

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to continue to qualify as a “regulated investment company” by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a LifePath Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2004.

The LifePath Portfolios had tax basis net capital loss carryforwards at December 31, 2003, the tax year-end of the LifePath Portfolios as follows:

Portfolio	Expiring 2009	Expiring 2010	Expiring 2011	Total
LifePath 2010	$—	$1,034,757	$2,667,174	$3,701,931
LifePath 2020	1,928,602	14,611,471	13,246,595	29,786,668
LifePath 2030	—	3,605,709	2,767,071	6,372,780
LifePath 2040	1,504,393	9,610,384	8,863,120	19,977,897

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive a fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the six months ended June 30, 2004 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$4,550
LifePath 2010 – Class R	15,445
LifePath 2020 – Class R	27,249
LifePath 2030 – Class R	12,849
LifePath 2040 – Class R	21,540

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the LifePath Portfolios for which investment BGI receives a fee paid by each LifePath Portfolio. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services a fee of 0.50% from each LifePath Portfolio.

Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Six Months Ended June 30, 2004		For the Year Ended December 31, 2003
Portfolio	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	6,540,096	$72,475,991	3,427,752	$35,933,684
Shares issued in reinvestment of dividends and distributions	70,002	777,326	82,730	865,422
Shares redeemed	(2,133,859)	(23,643,139)	(2,022,072)	(20,991,198)

Net increase	4,476,239	$49,610,178	1,488,410	$15,807,908

Class R Shares:
Shares sold	559,980	$5,869,053	288,036	$2,991,563
Shares issued in reinvestment of dividends and distributions	3,079	32,312	173	1,769
Shares redeemed	(99,343)	(1,048,096)	(19,287)	(200,410)

Net increase	463,716	$4,853,269	268,922	$2,792,922

LifePath 2010
Class I Shares:
Shares sold	12,579,919	$155,489,257	5,768,098	$65,740,495
Shares issued in reinvestment of dividends and distributions	159,637	1,983,588	205,444	2,297,962
Shares redeemed	(3,456,381)	(42,774,533)	(3,227,171)	(36,210,175)

Net increase	9,283,175	$114,698,312	2,746,371	$31,828,282

Class R Shares:
Shares sold	632,748	$7,746,233	897,399	$10,255,964
Shares issued in reinvestment of dividends and distributions	7,274	89,124	3,029	35,022
Shares redeemed	(213,944)	(2,614,473)	(57,524)	(673,377)

Net increase	426,078	$5,220,884	842,904	$9,617,609

LifePath 2020
Class I Shares:
Shares sold	16,629,753	$237,600,482	8,753,756	$112,719,270
Shares issued in reinvestment of dividends and distributions	219,191	3,151,406	359,274	4,595,497
Shares redeemed	(5,049,431)	(72,221,095)	(4,543,429)	(56,794,498)

Net increase	11,799,513	$168,530,793	4,569,601	$60,520,269

Class R Shares:
Shares sold	1,002,865	$13,835,499	1,318,173	$16,876,422
Shares issued in reinvestment of dividends and distributions	8,150	112,619	4,836	62,743
Shares redeemed	(233,224)	(3,199,319)	(67,991)	(883,558)

Net increase	777,791	$10,748,799	1,255,018	$16,055,607

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the Six Months Ended June 30, 2004		For the Year Ended December 31, 2003
Portfolio	Shares	Amount	Shares	Amount
LifePath 2030
Class I Shares:
Shares sold	10,403,368	$149,078,800	5,834,479	$73,276,756
Shares issued in reinvestment of dividends and distributions	128,430	1,855,301	131,393	1,590,692
Shares redeemed	(2,495,856)	(35,878,172)	(2,414,007)	(29,300,593)

Net increase	8,035,942	$115,055,929	3,551,865	$45,566,855

Class R Shares:
Shares sold	737,375	$10,491,876	503,094	$6,543,212
Shares issued in reinvestment of dividends and distributions	4,064	57,927	584	7,424
Shares redeemed	(101,082)	(1,427,951)	(17,663)	(235,268)

Net increase	640,357	$9,121,852	486,015	$6,315,368

LifePath 2040
Class I Shares:
Shares sold	4,761,396	$74,759,098	4,353,309	$59,136,352
Shares issued in reinvestment of dividends and distributions	60,592	958,328	76,801	990,734
Shares redeemed	(1,540,550)	(24,155,826)	(2,258,532)	(29,107,869)

Net increase	3,281,438	$51,561,600	2,171,578	$31,019,217

Class R Shares:
Shares sold	491,326	$7,473,037	1,057,657	$14,805,507
Shares issued in reinvestment of dividends and distributions	5,742	87,348	582	7,793
Shares redeemed	(160,886)	(2,432,915)	(60,085)	(854,932)

Net increase	336,182	$5,127,470	998,154	$13,958,368

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 85.77%

Active Stock Master Portfolio(1)		$33,803,461
CoreAlpha Bond Master Portfolio(1)		100,916,658

TOTAL MASTER PORTFOLIOS		134,720,119

EXCHANGE-TRADED FUNDS – 13.71%

iShares MSCI EAFE Index Fund(1)	99,841	14,277,263
iShares Russell 2000 Index Fund(1)	29,601	3,492,622
iShares S&P MidCap 400 Index Fund(1)	31,011	3,770,938

TOTAL EXCHANGE-TRADED FUNDS (Cost: $20,602,158)		21,540,823

SHORT-TERM INVESTMENTS – 0.70%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	1,100,737	1,100,737

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,100,737)		1,100,737

TOTAL INVESTMENTS – 100.18%		157,361,679

Other Assets, Less Liabilities – (0.18%)		(277,765)

NET ASSETS – 100.00%		$157,083,914

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 81.96%

Active Stock Master Portfolio(1)		$121,890,767
CoreAlpha Bond Master Portfolio(1)		199,458,196

TOTAL MASTER PORTFOLIOS		321,348,963

EXCHANGE-TRADED FUNDS – 17.56%

iShares MSCI EAFE Index Fund(1)	329,824	47,164,832
iShares Russell 2000 Index Fund(1)	90,689	10,700,395
iShares S&P MidCap 400 Index Fund(1)	90,414	10,994,343

TOTAL EXCHANGE-TRADED FUNDS (Cost: $65,908,294)		68,859,570

SHORT-TERM INVESTMENTS – 1.10%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	4,320,848	4,320,848

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,320,848)		4,320,848

TOTAL INVESTMENTS – 100.62%		394,529,381

Other Assets, Less Liabilities – (0.62%)		(2,448,174)

NET ASSETS – 100.00%		$392,081,207

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 77.60%

Active Stock Master Portfolio(1)		$327,740,265
CoreAlpha Bond Master Portfolio(1)		255,936,999

TOTAL MASTER PORTFOLIOS		583,677,264

EXCHANGE-TRADED FUNDS – 22.08%

iShares MSCI EAFE Index Fund(1)	845,806	120,950,258
iShares Russell 2000 Index Fund(1)	184,319	21,747,799
iShares S&P MidCap 400 Index Fund(1)	192,362	23,391,219

TOTAL EXCHANGE-TRADED FUNDS (Cost: $158,732,677)		166,089,276

SHORT-TERM INVESTMENTS – 0.77%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	5,741,988	5,741,988

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,741,988)		5,741,988

TOTAL INVESTMENTS – 100.45%		755,508,528

Other Assets, Less Liabilities – (0.45%)		(3,363,394)

NET ASSETS – 100.00%		$752,145,134

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 73.98%

Active Stock Master Portfolio(1)		$215,345,053
CoreAlpha Bond Master Portfolio(1)		84,470,159

TOTAL MASTER PORTFOLIOS		299,815,212

EXCHANGE-TRADED FUNDS – 25.48%

iShares MSCI EAFE Index Fund(1)	538,529	77,009,649
iShares Russell 2000 Index Fund(1)	106,878	12,610,535
iShares S&P MidCap 400 Index Fund(1)	112,058	13,626,253

TOTAL EXCHANGE-TRADED FUNDS (Cost: $98,818,769)		103,246,437

SHORT-TERM INVESTMENTS – 1.04%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	4,198,937	4,198,937

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,198,937)		4,198,937

TOTAL INVESTMENTS – 100.50%		407,260,586

Other Assets, Less Liabilities – (0.50%)		(2,008,167)

NET ASSETS – 100.00%		$405,252,419

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 71.82%

Active Stock Master Portfolio(1)		$153,427,725
CoreAlpha Bond Master Portfolio(1)		24,740,368

TOTAL MASTER PORTFOLIOS		178,168,093

EXCHANGE-TRADED FUNDS – 27.75%

iShares MSCI EAFE Index Fund(1)	347,660	49,715,379
iShares Russell 2000 Index Fund(1)	78,531	9,265,873
iShares S&P MidCap 400 Index Fund(1)	81,097	9,861,395

TOTAL EXCHANGE-TRADED FUNDS (Cost: $65,951,763)		68,842,647

SHORT-TERM INVESTMENTS – 0.69%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	1,714,645	1,714,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,714,645)		1,714,645

TOTAL INVESTMENTS – 100.26%		248,725,385

Other Assets, Less Liabilities – (0.26%)		(652,458)

NET ASSETS – 100.00%		$248,072,927

(1)	Issuer is an affiliate of the master portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 101.50%

AEROSPACE & DEFENSE – 0.90%

General Dynamics Corp.	14,372	$1,427,140
Goodrich (B.F.) Co.	68,429	2,212,310
Lockheed Martin Corp.	6,256	325,812
Rockwell Collins Inc.	76,727	2,556,544
United Defense Industries Inc.(1)	27,778	972,230

		7,494,036

AGRICULTURE – 1.20%

Altria Group Inc.	72,874	3,647,344
Loews Corporation – Carolina Group	1,606	39,427
Monsanto Co.	139,992	5,389,692
UST Inc.	26,532	955,152

		10,031,615

AIRLINES – 0.28%

Southwest Airlines Co.	139,160	2,333,713

		2,333,713

APPAREL – 0.30%

Jones Apparel Group Inc.	11,254	444,308
Timberland Co. Class A(1)	31,473	2,032,841

		2,477,149

AUTO MANUFACTURERS – 1.12%

Ford Motor Company	596,898	9,341,454

		9,341,454

AUTO PARTS & EQUIPMENT – 0.26%

American Axle & Manufacturing Holdings Inc.	21,934	797,520
Autoliv Inc.	33,094	1,396,567

		2,194,087

BANKS – 5.57%

Bank of America Corp.	265,992	22,508,243
Bank One Corp.	63,423	3,234,573
U.S. Bancorp	172,635	4,757,821
UnionBanCal Corp.	1,308	73,771
Wachovia Corp.	191,986	8,543,377
Wells Fargo & Co.	129,194	7,393,773

		46,511,558

BEVERAGES – 3.69%

Anheuser-Busch Companies Inc.	152,455	8,232,570
Coca-Cola Co. (The)	32,808	1,656,148
Coca-Cola Enterprises Inc.	58,958	1,709,192
Coors (Adolf) Co. Class B	3,500	253,190
Pepsi Bottling Group Inc.	239,557	7,316,071
PepsiCo Inc.	215,940	11,634,847

		30,802,018

BIOTECHNOLOGY – 0.97%

Affymetrix Inc.(1)	6,784	222,040
Genentech Inc.(1)	139,640	7,847,768

		8,069,808

BUILDING MATERIALS – 0.04%

Vulcan Materials Co.	5,113	243,123
York International Corp.	1,634	67,108

		310,231

CHEMICALS – 0.65%

Dow Chemical Co. (The)	59,354	2,415,708
International Flavors & Fragrances Inc.	14,930	558,382
PPG Industries Inc.	13,301	831,179
Sherwin-Williams Co. (The)	11,703	486,260
Sigma-Aldrich Corp.	18,822	1,121,979

		5,413,508

COMMERCIAL SERVICES – 2.50%

Accenture Ltd.(1)	288,251	7,921,137
Cendant Corp.	443,333	10,852,792
Convergys Corp.(1)	105,804	1,629,382
Deluxe Corp.	173	7,525
MPS Group Inc.(1)	5,261	63,763
University of Phoenix Online(1)	4,908	429,892

		20,904,491

COMPUTERS – 5.66%

EMC Corp.(1)	950,325	10,833,705
Hewlett-Packard Co.	165,601	3,494,181
International Business Machines Corp.	167,404	14,756,663
Lexmark International Inc.(1)	63,056	6,086,796
Storage Technology Corp.(1)	55,694	1,615,126
Sun Microsystems Inc.(1)	1,025,221	4,449,459
SunGard Data Systems Inc.(1)	165,503	4,303,078
Synopsys Inc.(1)	60,809	1,728,800

		47,267,808

COSMETICS & PERSONAL CARE – 1.83%

Colgate-Palmolive Co.	178	10,404
Estee Lauder Companies Inc. Class A	8,499	414,581
Gillette Co. (The)	283,170	12,006,408
Procter & Gamble Co.	51,765	2,818,087

		15,249,480

DISTRIBUTION & WHOLESALE – 0.01%

Ingram Micro Inc. Class A(1)	7,005	101,362

		101,362

DIVERSIFIED FINANCIAL SERVICES – 11.06%

Citigroup Inc.	589,566	27,414,819
Countrywide Financial Corp.	15,091	1,060,143
Doral Financial Corp.	1,672	57,684

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)

Federal Home Loan Mortgage Corporation	96,141	$6,085,725
Federal National Mortgage Association	155,993	11,131,660
Goldman Sachs Group Inc. (The)	30,634	2,884,497
JP Morgan Chase & Co.	381,151	14,777,224
MBNA Corp.	276,715	7,136,480
Merrill Lynch & Co. Inc.	157,137	8,482,255
Morgan Stanley	251,646	13,279,359

		92,309,846

ELECTRIC – 1.69%

Constellation Energy Group Inc.	17,728	671,891
Edison International	22,777	582,408
Entergy Corp.	95,156	5,329,688
Exelon Corp.	220,751	7,348,801
PG&E Corp.(1)	4,932	137,800

		14,070,588

ELECTRICAL COMPONENTS & EQUIPMENT – 0.01%

Emerson Electric Co.	462	29,360
Hubbell Inc. Class B	1,447	67,589

		96,949

ELECTRONICS – 0.89%

Agilent Technologies Inc.(1)	103,013	3,016,221
Parker Hannifin Corp.	48,830	2,903,432
Sanmina-SCI Corp.(1)	150,331	1,368,012
Symbol Technologies Inc.	4,660	68,688
Tektronix Inc.	1,929	65,625

		7,421,978

ENTERTAINMENT – 0.22%

GTECH Holdings Corp.	39,191	1,814,935

		1,814,935

FOOD – 0.96%

Kroger Co.(1)	24,190	440,258
Sara Lee Corp.	6,196	142,446
SUPERVALU Inc.	101,403	3,103,946
Tyson Foods Inc. Class A	207,341	4,343,794

		8,030,444

FOREST PRODUCTS & PAPER – 0.48%

Georgia-Pacific Corp.	101,672	3,759,831
Louisiana-Pacific Corp.	9,513	224,982

		3,984,813

HAND & MACHINE TOOLS – 0.57%

Black & Decker Corp.	72,681	4,515,671
Snap-On Inc.	2,085	69,952
Stanley Works (The)	4,705	214,454

		4,800,077

HEALTH CARE-PRODUCTS – 4.88%

Becton, Dickinson & Co.	176,858	9,161,244
Johnson & Johnson	388,894	21,661,396
Medtronic Inc.	120,506	5,871,052
Varian Medical Systems Inc.(1)	51,121	4,056,451

		40,750,143

HEALTH CARE-SERVICES – 2.08%

Aetna Inc.	282	23,970
Coventry Health Care Inc.(1)	58,001	2,836,249
DaVita Inc.(1)	2,171	66,932
Humana Inc.(1)	95,754	1,618,243
UnitedHealth Group Inc.	186,036	11,580,741
Universal Health Services Inc. Class B	18,656	856,124
WellPoint Health Networks Inc.(1)	3,082	345,215

		17,327,474

HOME BUILDERS – 0.70%

Centex Corp.	41,515	1,899,311
NVR Inc.(1)	8,101	3,922,504

		5,821,815

HOME FURNISHINGS – 1.18%

Harman International Industries Inc.	54,034	4,917,094
Whirlpool Corp.	71,789	4,924,725

		9,841,819

HOUSEHOLD PRODUCTS & WARES – 0.38%

Fortune Brands Inc.	41,397	3,122,576
Tupperware Corp.	2,297	44,631

		3,167,207

INSURANCE – 4.29%

ACE Ltd.	90,676	3,833,781
Allstate Corp. (The)	130,748	6,086,319
American International Group Inc.	148,684	10,598,196
Berkley (W.R.) Corp.	28,083	1,206,165
CIGNA Corp.	45,765	3,149,090
Everest Re Group Ltd.	22,105	1,776,358
Fidelity National Financial Inc.	73,425	2,741,689
Lincoln National Corp.	28,240	1,334,340
Marsh & McLennan Cos. Inc.	80,114	3,635,573
MetLife Inc.	34,991	1,254,427
Nationwide Financial Services Inc.	4,967	186,809

		35,802,747

INTERNET – 0.34%

Amazon.com Inc.(1)	13,814	751,482
CheckFree Corp.(1)	3,199	95,970
VeriSign Inc.(1)	99,919	1,988,388

		2,835,840

LEISURE TIME – 0.04%

Brunswick Corp.	7,603	310,202

		310,202

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
LODGING – 0.48%

Caesars Entertainment Inc.(1)	15,498	$232,470
Harrah’s Entertainment Inc.	69,386	3,753,783

		3,986,253

MACHINERY – 0.25%

Deere & Co.	23,153	1,623,951
Flowserve Corp.(1)	597	14,889
Rockwell Automation Inc.	11,445	429,302

		2,068,142

MANUFACTURING – 3.99%

General Electric Co.	573,464	18,580,234
ITT Industries Inc.	2,069	171,727
Pentair Inc.	844	28,392
3M Co.	161,219	14,511,314

		33,291,667

MEDIA – 4.68%

Cox Communications Inc. Class A(1)	922	25,622
Fox Entertainment Group Inc. Class A(1)	208,554	5,568,392
Hearst-Argyle Television Inc.	3,455	89,070
McGraw-Hill Companies Inc. (The)	124,570	9,538,325
Time Warner Inc.(1)	485,284	8,531,293
Viacom Inc. Class B	357,865	12,782,938
Walt Disney Co. (The)	98,409	2,508,445

		39,044,085

MINING – 0.24%

Alcoa Inc.	2,281	75,341
Phelps Dodge Corp.(1)	24,462	1,896,050

		1,971,391

OIL & GAS – 5.76%

Anadarko Petroleum Corp.	65,459	3,835,897
Exxon Mobil Corp.	373,999	16,609,296
Marathon Oil Corp.	240,936	9,117,018
Occidental Petroleum Corp.	211,142	10,221,384
Pogo Producing Co.	12,483	616,660
Valero Energy Corp.	104,034	7,673,548

		48,073,803

OIL & GAS SERVICES – 0.57%

Baker Hughes Inc.	55,466	2,088,295
Schlumberger Ltd.	42,151	2,677,010

		4,765,305

PACKAGING & CONTAINERS – 0.14%

Pactiv Corp.(1)	45,598	1,137,214

		1,137,214

PHARMACEUTICALS – 6.98%

Endo Pharmaceuticals Holdings Inc.(1)	13,387	313,925
ImClone Systems Inc.(1)	51,933	4,455,332
King Pharmaceuticals Inc.(1)	4,781	54,742
Merck & Co. Inc.	354,483	16,837,942
Pfizer Inc.	704,679	24,156,396
Wyeth	342,632	12,389,573

		58,207,910

RETAIL – 6.60%

Barnes & Noble Inc.(1)	23,108	785,210
Brinker International Inc.(1)	21,622	737,743
Darden Restaurants Inc.	51,211	1,052,386
Dollar General Corp.	172,821	3,380,379
Federated Department Stores Inc.	182,026	8,937,477
Gap Inc. (The)	202,865	4,919,476
Home Depot Inc.	416,798	14,671,290
May Department Stores Co. (The)	274,128	7,535,779
Michaels Stores Inc.	15,123	831,765
Nordstrom Inc.	11,678	497,600
Pacific Sunwear of California Inc.(1)	67,485	1,320,681
Talbots Inc. (The)	677	26,505
Wal-Mart Stores Inc.	197,147	10,401,476

		55,097,767

SAVINGS & LOANS – 0.04%

GreenPoint Financial Corp.	8,760	347,772

		347,772

SEMICONDUCTORS – 4.31%

Amkor Technology Inc.(1)	4,329	35,411
Intel Corp.	791,198	21,837,065
Maxim Integrated Products Inc.	4,655	244,015
Micron Technology Inc.(1)	57,033	873,175
National Semiconductor Corp.(1)	39,971	878,962
Teradyne Inc.(1)	460	10,442
Texas Instruments Inc.	500,071	12,091,717

		35,970,787

SOFTWARE – 3.42%

Adobe Systems Inc.	125,348	5,828,682
Autodesk Inc.	50,560	2,164,474
BMC Software Inc.(1)	150,413	2,782,641
Compuware Corp.(1)	56,828	375,065
IMS Health Inc.	2,813	65,937
Intuit Inc.(1)	16,512	637,033
Microsoft Corp.	549,444	15,692,121
PeopleSoft Inc.(1)	24,480	452,880
Siebel Systems Inc.(1)	50,151	535,613

		28,534,446

TELECOMMUNICATIONS – 7.24%

Amdocs Ltd.(1)	78,442	1,837,896
AT&T Wireless Services Inc.(1)	219,600	3,144,672
BellSouth Corp.	377,163	9,889,214
Cisco Systems Inc.(1)	455,362	10,792,079
Harris Corp.	51,400	2,608,550

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)

Motorola Inc.	299,994	$5,474,891
QUALCOMM Inc.	55,423	4,044,771
Scientific-Atlanta Inc.	130,386	4,498,317
Sprint Corp. (FON Group)	172,151	3,029,858
Tellabs Inc.(1)	63,957	558,984
3Com Corp.(1)	225,023	1,406,394
Verizon Communications Inc.	363,576	13,157,815

		60,443,441

TRANSPORTATION – 2.05%

Burlington Northern Santa Fe Corp.	57,362	2,011,685
FedEx Corp.	130,654	10,673,125
Hunt (J.B.) Transport Services Inc.	26,536	1,023,759
Ryder System Inc.	81,541	3,267,348
Swift Transportation Co. Inc.(1)	8,638	155,052

		17,130,969

TOTAL COMMON STOCKS (Cost: $828,077,617)		846,960,147

SHORT-TERM INVESTMENTS – 5.22%

MONEY MARKET FUNDS – 2.03%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2)(4)	13,008,434	13,008,434
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2)(4)	3,443,777	3,443,777
BlackRock Temp Cash Money Market Fund(2)	158,043	158,043
Short-Term Investment Co. – Liquid Assets Money Market Portfolio(2)	303,271	303,271

		16,913,525

Security	Principal	Value
FLOATING RATE NOTES – 1.34%

Beta Finance Inc.
1.07%, 05/04/05(2)(3)	$187,842	$187,811
1.13%, 10/12/04(2)(3)	156,535	156,531
1.19%, 09/15/04(2)(3)	313,071	313,064
1.27%, 03/15/05(2)(3)	156,535	156,624
1.34%, 08/23/04(2)(3)	156,535	156,555
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(2)	234,803	234,794
1.38%, 11/22/04(2)	78,268	78,271
1.40%, 10/29/04(2)	313,071	313,068
CC USA Inc.
1.07%, 07/16/04(2)	78,268	78,233
1.07%, 05/04/05(2)(3)	313,071	313,018
1.24%, 07/15/04(2)(3)	156,535	156,537
1.29%, 04/15/05(2)(3)	313,071	313,046
1.51%, 02/15/05(2)(3)	203,496	203,696
DEPFA Bank PLC
1.27%, 06/15/05(2)	313,071	313,071
Dorada Finance Inc.
1.04%, 07/01/04(2)	109,575	109,575
1.24%, 08/09/04(2)	78,268	78,267
1.48%, 01/18/05(2)(3)	234,803	234,797
Five Finance Inc.
1.28%, 04/29/05(2)(3)	250,457	250,436
HBOS Treasury Services PLC
1.24%, 04/01/05(2)	200,365	200,350
1.58%, 04/22/05(2)	313,071	313,071
K2 USA LLC
1.19%, 08/16/04(2)(3)	78,268	78,266
1.26%, 09/27/04(2)(3)	338,116	338,104
1.46%, 01/12/05(2)(3)	156,535	156,527
Key Bank, NA
1.38%, 07/01/04(2)	767,023	767,023
Links Finance LLC
1.09%, 07/20/04(2)	125,228	125,227
1.18%, 04/15/05(2)(3)	313,071	313,021
1.19%, 04/25/05(2)	313,071	313,237
Nationwide Building Society
1.14%, 07/23/04(2)(3)	234,803	234,803
1.59%, 07/28/05(2)(3)	313,071	313,071
1.63%, 12/09/04(2)	259,849	257,954
Nordea Bank PLC
2.11%, 06/07/05(2)	313,071	313,013
Northern Rock PLC
1.11%, 01/13/05(2)(3)	297,417	297,417
Permanent Financing PLC
1.13%, 03/10/05(2)	313,071	313,071
1.14%, 12/10/04(2)	156,535	156,535
Sigma Finance Inc.
1.07%, 07/01/04(2)	156,535	156,535
1.08%, 10/07/04(2)	313,071	313,054
1.09%, 07/20/04(2)	156,535	156,534
1.24%, 08/06/04(2)	78,268	78,267
Tango Finance Corp.
1.06%, 07/06/04(2)(3)	93,921	93,921
1.08%, 07/15/04(2)(3)	93,921	93,921
1.11%, 04/07/05(2)(3)	114,897	114,888
1.20%, 01/18/05(2)(3)	137,751	137,743
1.20%, 05/17/05(2)(3)	259,849	259,837
1.23%, 02/25/05(2)(3)	175,320	175,297
WhistleJacket Capital LLC
1.20%, 09/15/04(2)(3)	156,535	156,529
1.26%, 10/20/04(2)	77,548	77,246
1.32%, 02/04/05(2)(3)	78,268	78,258
1.48%, 06/15/05(2)(3)	156,535	156,501
White Pine Finance LLC
1.08%, 07/06/04(2)(3)	187,842	187,842
1.19%, 04/15/05(2)(3)	234,803	234,766
1.20%, 11/15/04(2)(3)	187,842	187,842
1.21%, 05/20/05(2)	140,882	140,869
1.21%, 06/15/05(2)(3)	128,359	128,359
1.27%, 08/26/04(2)(3)	156,535	156,532

		11,222,825

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
TIME DEPOSITS – 0.78%

Abbey National Treasury Services PLC
1.25%, 01/06/05(2)	$313,071	$313,071
1.33%, 02/10/05(2)	156,535	156,521
1.39%, 02/02/05(2)	156,535	156,521
1.39%, 04/08/05(2)	219,149	219,124
1.40%, 10/25/04(2)	313,071	313,056
Bank of New York
1.39%, 11/01/04(2)	313,071	313,060
1.60%, 12/03/04(2)	78,268	78,251
Bank of Novia Scotia
1.13%, 10/06/04(2)	313,071	313,071
1.24%, 10/07/04(2)	234,803	234,797
1.42%, 10/29/04(2)	234,803	234,809
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(2)	156,535	156,582
1.22%, 06/23/05(2)	313,071	312,979
1.25%, 01/06/05(2)	313,071	313,079
Prudential Funding LLC
1.60%, 12/01/04(2)	156,535	155,471
SunTrust Bank
1.38%, 07/01/04(2)	626,141	626,142
Toronto-Dominion Bank
1.22%, 03/23/05(2)	547,874	547,804
1.34%, 02/10/05(2)	125,228	125,217
1.41%, 11/01/04(2)	234,803	234,795
1.77%, 05/10/05(2)	156,535	156,522
1.90%, 05/11/05(2)	156,535	156,522
UBS Finance (Delaware)
1.10%, 09/08/04(2)	313,071	312,411
1.11%, 12/17/04(2)	469,606	467,159
1.13%, 08/09/04(2)	313,071	312,687
1.14%, 09/29/04(2)	313,071	312,182

		6,521,833

COMMERCIAL PAPER – 0.65%

Alpine Securitization Corp.
1.08%, 07/06/04(2)	106,444	106,428
1.22%, 07/13/04(2)	93,921	93,884
Amsterdam Funding Corp.
1.08%, 07/07/04(2)	219,149	219,111
1.11%, 07/09/04(2)	369,423	369,332
1.18%, 07/20/04(2)	117,401	117,328
1.21%, 07/21/04(2)	78,268	78,215
1.22%, 07/19/04(2)	93,921	93,864
Cantabric Finance LLC
1.09%, 07/22/04(2)	234,803	234,654
CRC Funding LLC
1.10%, 07/07/04(2)	122,098	122,075
Edison Asset Securitization
1.06%, 07/07/04(2)	156,535	156,508
1.06%, 07/08/04(2)	78,268	78,252
1.07%, 09/21/04(2)	156,535	156,154
1.45%, 11/09/04(2)	313,071	311,419
1.59%, 12/02/04(2)	313,071	310,941
Falcon Asset Securitization Corp.
1.22%, 07/23/04(2)	190,920	190,778
Galaxy Funding Inc.
1.07%, 07/20/04(2)	140,882	140,802
Grampian Funding LLC
1.08%, 07/07/04(2)	93,921	93,904
1.26%, 10/22/04(2)	313,071	311,837
1.44%, 10/27/04(2)	313,071	311,593
1.59%, 11/30/04(2)	156,535	155,484
Jupiter Securitization Corp.
1.10%, 07/07/04(2)	109,575	109,555
1.21%, 07/19/04(2)	156,535	156,441
1.24%, 07/23/04(2)	103,313	103,235
New Center Asset Trust
1.22%, 07/19/04(2)	93,921	93,864
Preferred Receivables Funding Corp.
1.23%, 07/21/04(2)	219,149	219,000
Receivables Capital Corp.
1.07%, 07/02/04(2)	129,868	129,864
1.21%, 07/19/04(2)	234,803	234,661
Scaldis Capital LLC
1.21%, 07/15/04(2)	156,535	156,462
1.24%, 07/19/04(2)	78,268	78,219
Sydney Capital Corp.
1.15%, 07/09/04(2)	78,268	78,248
1.25%, 10/22/04(2)	104,190	103,781
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(2)	56,037	56,017
1.24%, 07/20/04(2)	234,803	234,649

		5,406,559

REPURCHASE AGREEMENTS – 0.26%

Banc of America Securities LLC
1.45%, 07/01/04(2)	626,142	626,142
Goldman Sachs & Co.
1.60%, 07/01/04(2)	1,565,353	1,565,353

		2,191,495

U.S. GOVERNMENT AGENCY NOTES – 0.11%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(2)	125,228	125,010
1.63%, 04/15/05(2)	219,149	219,701
2.06%, 05/31/05(2)	156,075	153,092
Federal National Mortgage Association
1.28%, 08/20/04(2)	406,992	406,268

		904,071

U.S. TREASURY OBLIGATIONS – 0.05%

U.S. Treasury Bill
1.24%(5), 09/23/04(6)	400,000	398,795

		398,795

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $43,559,123)	$43,559,103

TOTAL INVESTMENTS IN SECURITIES – 106.72% (Cost: $871,636,740)	890,519,250

Other Assets, Less Liabilities – (6.72%)	(56,111,999)

NET ASSETS – 100.00%	$834,407,251

(1)	Non-income earning Securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Yield to maturity.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 30.26%

AEROSPACE & DEFENSE – 0.17%

Armor Holdings Inc.
8.25%, 08/15/13	$1,000,000	$1,070,000

		1,070,000

AIRLINES – 0.08%

America West Airlines
10.75%, 09/01/05	500,000	490,000

		490,000

APPAREL – 0.16%

Nike Inc.
5.50%, 08/15/06	1,000,000	1,052,042

		1,052,042

AUTO MANUFACTURERS – 0.16%

DaimlerChrysler NA Holdings
4.75%, 01/15/08	1,000,000	1,008,287

		1,008,287

AUTO PARTS & EQUIPMENT – 0.17%

Keystone Automotive Operations Inc.
9.75%, 11/01/13(1)	500,000	535,000
Tenneco Automotive Inc.
11.63%, 10/15/09	500,000	537,500

		1,072,500

BANKS – 3.94%

Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,174,348
7.55%, 08/18/05	10,000,000	10,536,510
Wells Fargo & Co.
5.25%, 12/01/07	12,000,000	12,520,632

		25,231,490

CHEMICALS – 0.66%

Dow Chemical Co.
5.97%, 01/15/09	3,000,000	3,161,130
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	555,000
Huntsman ICI Chemicals
10.13%, 07/01/09	500,000	510,000

		4,226,130

COMMERCIAL SERVICES – 0.07%

United Rentals NA Inc.
7.75%, 11/15/13	500,000	472,500

		472,500

DISTRIBUTION & WHOLESALE – 0.08%

Wesco Distribution Inc.
9.13%, 06/01/08	500,000	514,375

		514,375

DIVERSIFIED FINANCIAL SERVICES – 10.59%

AIG SunAmerica Global Finance
5.85%, 08/01/08(1)	7,000,000	7,442,708
Alamosa Delaware Inc.
8.50%, 01/31/12(1)	500,000	490,000
Citicorp
7.13%, 09/01/05	3,066,000	3,226,655
Citigroup Inc.
6.75%, 12/01/05	11,000,000	11,604,648
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,133,752
5.63%, 05/15/07	1,500,000	1,573,083
Ford Motor Credit Co.
6.88%, 02/01/06	2,000,000	2,097,794
7.60%, 08/01/05	3,000,000	3,140,592
General Electric Capital Corp.
6.88%, 11/15/10	6,700,000	7,464,959
General Motors Acceptance Corp.
6.13%, 01/22/08	500,000	522,986
6.75%, 01/15/06	4,000,000	4,191,404
Global Cash Acceptance LLC
8.75%, 03/15/12(1)	500,000	520,000
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,925,420
Household Finance Corp.
3.38%, 02/21/06	3,250,000	3,266,601
John Deere Capital Corp.
4.50%, 08/22/07	3,000,000	3,064,806
Morgan Stanley
5.80%, 04/01/07	3,000,000	3,172,305
7.75%, 06/15/05	5,000,000	5,243,650
Pitney Bowes Credit Corp.
5.75%, 08/15/08	1,000,000	1,061,900
SLM Corp.
5.63%, 04/10/07	3,000,000	3,152,595
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	512,500

		67,808,358

ELECTRIC – 0.97%

AES Corp.
8.75%, 05/15/13(1)	500,000	535,625
American Electric Power Inc.
6.13%, 05/15/06	1,000,000	1,049,765
Edison Mission Energy
10.00%, 08/15/08	500,000	533,750
Pacific Gas & Electric Corp.
3.60%, 03/01/09	1,300,000	1,251,371
4.80%, 03/01/14	1,850,000	1,752,949

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)
PSEG Power LLC
6.88%, 04/15/06	$1,000,000	$1,060,933

		6,184,393

ELECTRICAL COMPONENTS & EQUIPMENT – 0.08%
Rayovac Corp.
8.50%, 10/01/13	500,000	525,000

		525,000

ENTERTAINMENT – 0.30%

AMC Entertainment Inc.
8.00%, 03/01/14(1)	500,000	477,500
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	506,875
Penn National Gaming Inc.
6.88%, 12/01/11(1)	500,000	490,625
Pinnacle Entertainment Inc.
8.25%, 03/15/12(1)	500,000	478,750

		1,953,750

FOOD – 0.34%

Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	527,500
Del Monte Corp.
8.63%, 12/15/12	500,000	538,750
SUPERVALU Inc.
7.88%, 08/01/09	1,000,000	1,129,489

		2,195,739

FOREST PRODUCTS & PAPER – 0.91%

Georgia Pacific Corp.
8.13%, 05/15/11	500,000	552,500
Weyerhaeuser Co.
6.13%, 03/15/07	5,000,000	5,282,735

		5,835,235

HEALTH CARE-SERVICES – 0.80%

Humana Inc.
7.25%, 08/01/06	1,000,000	1,071,963
Province Healthcare Co.
7.50%, 06/01/13	500,000	482,500
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,582,314

		5,136,777

HOME BUILDERS – 0.08%

D.R. Horton Inc.
6.88%, 05/01/13	500,000	510,000

		510,000

INSURANCE – 1.84%

AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,196,710
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,684,265
Principal Life Inc.
3.20%, 04/01/09	2,000,000	1,906,310

		11,787,285

IRON & STEEL – 0.15%

International Steel Group Inc.
6.50%, 04/15/14(1)	500,000	468,750
United States Steel LLC
9.75%, 05/15/10	420,000	465,150

		933,900

LODGING – 0.43%

Marriott International Inc.
7.00%, 01/15/08	2,530,000	2,755,686

		2,755,686

MACHINERY – 0.08%

Columbus McKinnon Corp.
10.00%, 08/01/10	500,000	530,000

		530,000

MANUFACTURING – 0.49%

Tyco International Group SA
6.38%, 02/15/06	3,000,000	3,149,718

		3,149,718

MEDIA – 0.74%

Charter Communications Holdings LLC
8.63%, 04/01/09	500,000	398,750
Cox Communications Inc.
7.75%, 08/15/06	2,000,000	2,173,550
CSC Holdings Inc.
7.63%, 04/01/11	500,000	501,250
Dex Media East LLC
12.13%, 11/15/12	500,000	583,750
Walt Disney Co. (The)
6.75%, 03/30/06	1,000,000	1,059,285

		4,716,585

OIL & GAS – 1.76%

Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	487,500
Conoco Funding Co.
5.45%, 10/15/06	6,000,000	6,280,404
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,100,000
Pioneer Natural Resources Co.
6.50%, 01/15/08	680,000	722,664

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
OIL & GAS (Continued)

Repsol International Finance BV
7.45%, 07/15/05	$500,000	$525,044
Valero Energy Corp.
7.38%, 03/15/06	2,000,000	2,137,916

		11,253,528

OIL & GAS SERVICES – 0.08%

Halliburton Co.
6.00%, 08/01/06	500,000	523,221

		523,221

PHARMACEUTICALS – 0.50%

Caremark Rx Inc.
7.38%, 10/01/06	3,000,000	3,206,862

		3,206,862

PIPELINES – 0.16%

ANR Pipeline Co.
8.88%, 03/15/10	500,000	546,250
Utilicorp United Inc.
7.63%, 11/15/09	500,000	462,500

		1,008,750

REAL ESTATE INVESTMENT TRUSTS – 0.58%

Omega Healthcare Investors Inc.
7.00%, 04/01/14(1)	500,000	472,500
Simon Property Group LP
6.38%, 11/15/07	3,000,000	3,211,119

		3,683,619

RETAIL – 2.38%

Saks Inc.
7.00%, 12/01/13	500,000	493,750
Star Gas Partners LP
10.25%, 02/15/13	500,000	535,000
Tricon Global Restaurants
7.65%, 05/15/08	1,000,000	1,116,575
8.88%, 04/15/11	1,000,000	1,206,727
Wal-Mart Stores Inc.
3.38%, 10/01/08	4,500,000	4,373,838
4.38%, 07/12/07	3,000,000	3,067,089
6.88%, 08/10/09	4,000,000	4,460,256

		15,253,235

TELECOMMUNICATIONS – 1.21%

AT&T Wireless Services Inc.
7.35%, 03/01/06	1,000,000	1,067,099
British Telecom PLC
7.88%, 12/15/05	1,000,000	1,069,163
Crown Castle International Corp. Series B
7.50%, 12/01/13	500,000	497,500
Deutsche Telekom International Finance AG
8.25%, 06/15/05	1,000,000	1,051,427
France Telecom SA
7.20%, 03/01/06	500,000	536,070
GCI Inc.
7.25%, 02/15/14(1)	500,000	477,500
LCI International Inc.
7.25%, 06/15/07	500,000	452,500
Motorola Inc.
6.75%, 02/01/06	2,000,000	2,103,122
Rural Cellular Corp.
8.25%, 03/15/12(1)	500,000	511,250

		7,765,631

TRANSPORTATION – 0.30%

FedEx Corp.
2.65%, 04/01/07(1)	2,000,000	1,942,184

		1,942,184

TOTAL CORPORATE BONDS & NOTES (Cost: $197,763,539)		193,796,780

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.61%

MORTGAGE-BACKED SECURITIES – 5.61%

Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	5,376,016	5,282,363
Long Beach Mortgage Loan Trust, Series 2001-1, Class M2
2.10%, 04/21/31	2,650,000	2,647,946
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	10,972,797	10,855,663
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	4,183,898	4,209,679
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,831,980	2,795,296
Washington Mutual MSC Mortgage Pass-Through, Series 2003-MS1, Class 2A
5.25%, 02/25/18	7,035,077	7,111,633
Wells Fargo Mortgage Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	3,138,026	3,044,493

		35,947,073

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $35,750,135)		35,947,073

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(6) – 1.91%

British Columbia (Province of)
4.63%, 10/03/06	$2,000,000	$2,060,300
5.38%, 10/29/08	2,900,000	3,052,978
Ontario (Province of)
3.50%, 09/17/07	5,000,000	4,973,790
United Mexican States
8.50%, 02/01/06	2,000,000	2,162,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $12,277,313)		12,249,068

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.98%

MORTGAGE-BACKED SECURITIES – 33.88%

Federal Home Loan Mortgage Corporation
5.00%, 07/01/19(2)	15,700,000	15,704,899
5.00%, 10/01/33	10,582,921	10,248,520
5.00%, 05/01/34	472,437	456,544
5.50%, 07/01/34(2)	10,000,000	9,953,120
6.00%, 07/01/34(2)	42,300,000	43,185,677
6.50%, 05/01/34	16,900,000	17,628,131
Federal National Mortgage Association
5.00%, 06/25/19	2,394,183	2,385,298
5.00%, 03/01/34	9,035,050	8,756,359
5.50%, 07/01/19(2)	12,900,000	13,190,250
5.50%, 01/01/34	11,852,381	11,829,914
5.50%, 07/01/33(2)	31,000,000	30,845,000
5.50%, 07/01/33	35,280,301	35,213,425
6.50%, 07/01/34(2)	16,900,000	17,591,852

		216,988,989

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.42%

Federal National Mortgage Association
5.75%, 02/15/08	38,600,000	41,131,774

		41,131,774

U.S. GOVERNMENT SECURITIES – 17.68%

U.S. Treasury Bonds
5.38%, 02/15/31	45,600,000	45,990,108
U.S. Treasury Notes
1.63%, 02/28/06(3)	100,000	98,535
2.63%, 05/15/08(3)	398,000	385,516
3.13%, 04/15/09(3)	1,445,000	1,403,965
4.00%, 02/15/14	68,600,000	65,379,024

		113,257,148

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $378,076,519)		371,377,911

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 42.50%

MONEY MARKET FUNDS – 22.34%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(4)(5)	130,683,556	$130,683,556
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(4)(5)	10,931,160	10,931,160
BlackRock Temp Cash Money Market Fund(4)	501,656	501,656
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(4)	962,635	962,635

		143,079,007

COMMERCIAL PAPER – 9.84%
Alpine Securitization Corp.
1.08%, 07/06/04(4)	$337,872	337,822
1.22%, 07/13/04(4)	298,123	298,002
Amsterdam Funding Corp.
1.08%, 07/07/04(4)	695,619	695,494
1.11%, 07/09/04(4)	1,172,615	1,172,326
1.18%, 07/20/04(4)	372,653	372,421
1.21%, 07/21/04(4)	248,435	248,268
1.22%, 07/19/04(4)	298,123	297,941
Barton Capital Corp.
1.07%, 07/01/04	5,000,000	5,000,000
Bristol-Myers Squibb Co.
1.12%, 07/12/04	4,467,000	4,465,471
Calyon North America I
1.05%, 07/01/04	5,000,000	5,000,000
Cantabric Finance LLC
1.09%, 07/22/04(4)	745,306	744,832
CRC Funding LLC
1.10%, 07/07/04(4)	387,559	387,488
Delaware Funding Corp.
1.24%, 07/22/04	5,000,000	4,996,383
Edison Asset Securitization
1.06%, 07/07/04(4)	496,871	496,783
1.06%, 07/08/04(4)	248,435	248,384
1.07%, 09/21/04(4)	496,871	495,660
1.45%, 11/09/04(4)	993,742	988,498
1.59%, 12/02/04(4)	993,742	986,983
Eureka Securitization PLC
1.12%, 07/23/04	5,000,000	4,996,578
Falcon Asset Securitization Corp.
1.21%, 07/19/04	5,000,000	4,996,975
1.22%, 07/23/04(4)	606,014	605,562
Galaxy Funding Inc.
1.07%, 07/20/04(4)	447,184	446,931
Grampian Funding LLC
1.08%, 07/07/04(4)	298,123	298,069
1.26%, 10/22/04(4)	993,742	989,827
1.44%, 10/27/04(4)	993,742	989,051
1.59%, 11/30/04(4)	496,871	493,535

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)

Jupiter Securitization Corp.
1.10%, 07/07/04(4)	$347,810	$347,746
1.21%, 07/19/04(4)	496,871	496,570
1.24%, 07/23/04(4)	327,935	327,686
New Center Asset Trust
1.22%, 07/19/04(4)	298,123	297,941
Polonius, Inc.
1.15%, 07/12/04(1)	5,000,000	4,998,243
Preferred Receivables Funding Corp.
1.23%, 07/21/04(4)	695,619	695,144
Receivables Capital Corp.
1.07%, 07/02/04(4)	412,224	412,212
1.21%, 07/19/04(4)	745,306	744,855
Scaldis Capital LLC
1.21%, 07/15/04(4)	496,871	496,637
1.24%, 07/19/04(4)	248,435	248,281
Shell Finance (UK) PLC
1.07%, 07/12/04	2,359,000	2,358,229
Sydney Capital Corp.
1.15%, 07/09/04(4)	248,435	248,372
1.25%, 10/22/04(4)	330,717	329,420
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(4)	177,870	177,807
1.24%, 07/20/04	5,745,306	5,741,547
UBS Finance (Delaware)
1.07%, 07/15/04	4,045,000	4,043,317

		63,013,291

FLOATING RATE NOTES – 5.56%

Beta Finance Inc.
1.07%, 05/04/05(1)(4)	596,245	596,145
1.13%, 10/12/04(1)(4)	496,871	496,857
1.19%, 09/15/04(1)(4)	993,742	993,721
1.27%, 03/15/05(1)(4)	496,871	497,152
1.34%, 08/23/04(1)(4)	496,871	496,932
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(4)	745,306	745,277
1.38%, 11/22/04(4)	248,435	248,443
1.40%, 10/29/04(4)	993,742	993,734
CC USA Inc.
1.07%, 07/16/04(4)	248,435	248,325
1.07%, 05/04/05(1)(4)	993,742	993,575
1.24%, 07/15/04(1)(4)	496,871	496,878
1.29%, 04/15/05(1)(4)	993,742	993,663
1.51%, 02/15/05(1)(4)	645,932	646,568
DEPFA Bank PLC
1.27%, 06/15/05(4)	993,742	993,742
Dorada Finance Inc.
1.04%, 07/01/04(4)	347,810	347,810
1.24%, 08/09/04(4)	248,435	248,431
1.48%, 01/18/05(1)(4)	745,306	745,286
Five Finance Inc.
1.28%, 04/29/05(1)(4)	794,993	794,928
HBOS Treasury Services PLC
1.24%, 04/01/05(4)	635,995	635,947
1.58%, 04/22/05(4)	993,742	993,742
K2 USA LLC
1.19%, 08/16/04(1)(4)	248,435	248,431
1.26%, 09/27/04(1)(4)	1,073,241	1,073,203
1.46%, 01/12/05(1)(4)	496,871	496,844
Key Bank, NA
1.38%, 07/01/04(4)	2,434,667	2,434,667
Links Finance LLC
1.09%, 07/20/04(4)	397,497	397,493
1.18%, 04/15/05(1)(4)	993,742	993,585
1.19%, 04/25/05(4)	993,742	994,269
Nationwide Building Society
1.14%, 07/23/04(1)(4)	745,306	745,306
1.59%, 07/28/05(1)(4)	993,742	993,742
1.63%, 12/09/04(4)	824,806	818,793
Nordea Bank PLC
2.11%, 06/07/05(4)	993,742	993,558
Northern Rock PLC
1.11%, 01/13/05(1)(4)	944,055	944,055
Permanent Financing PLC
1.13%, 03/10/05(4)	993,742	993,742
1.14%, 12/10/04(4)	496,871	496,871
Sigma Finance Inc.
1.07%, 07/01/04(4)	496,871	496,871
1.08%, 10/07/04(4)	993,742	993,689
1.09%, 07/20/04(4)	496,871	496,866
1.24%, 08/06/04(4)	248,435	248,434
Tango Finance Corp.
1.06%, 07/06/04(1)(4)	298,123	298,122
1.08%, 07/15/04(1)(4)	298,123	298,119
1.11%, 04/07/05(1)(4)	364,703	364,675
1.20%, 01/18/05(1)(4)	437,246	437,222
1.20%, 05/17/05(1)(4)	824,806	824,770
1.23%, 02/25/05(1)(4)	556,495	556,423
WhistleJacket Capital LLC
1.20%, 09/15/04(1)(4)	496,871	496,850
1.26%, 10/20/04(4)	246,150	245,194
1.32%, 02/04/05(1)(4)	248,435	248,406
1.48%, 06/15/05(1)(4)	496,871	496,763
White Pine Finance LLC
1.08%, 07/06/04(1)(4)	596,245	596,244
1.19%, 04/15/05(1)(4)	745,306	745,189
1.20%, 11/15/04(1)(4)	596,245	596,245
1.21%, 05/20/05(4)	447,184	447,144
1.21%, 06/15/05(1)(4)	407,434	407,434
1.27%, 08/26/04(1)(4)	496,871	496,859

		35,623,234

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
TIME DEPOSITS – 3.23%

Abbey National Treasury Services PLC
1.25%, 01/06/05(4)	$993,742	$993,742
1.33%, 02/10/05(4)	496,871	496,825
1.39%, 02/02/05(4)	496,871	496,827
1.39%, 04/08/05(4)	695,619	695,539
1.40%, 10/25/04(4)	993,742	993,694
Bank of New York
1.39%, 11/01/04(4)	993,742	993,708
1.60%, 12/03/04(4)	248,435	248,382
Bank of Novia Scotia
1.13%, 10/06/04(4)	993,742	993,742
1.24%, 10/07/04(4)	745,306	745,286
1.42%, 10/29/04(4)	745,306	745,325
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(4)	496,871	497,017
1.22%, 06/23/05(4)	993,742	993,450
1.25%, 01/06/05(4)	993,742	993,767
Prudential Funding LLC
1.60%, 12/01/04(4)	496,871	493,492
SunTrust Bank
1.38%, 07/01/04(4)	1,987,484	1,987,484
Toronto-Dominion Bank
1.22%, 03/23/05(4)	1,739,048	1,738,827
1.34%, 02/10/05(4)	397,497	397,460
1.41%, 11/01/04(4)	745,306	745,281
1.77%, 05/10/05(4)	496,871	496,828
1.90%, 05/11/05(4)	496,871	496,828
UBS Finance (Delaware)
1.10%, 09/08/04(4)	993,742	991,647
1.11%, 12/17/04(4)	1,490,613	1,482,845
1.13%, 08/09/04(4)	993,742	992,525
1.14%, 09/29/04(4)	993,742	990,922

		20,701,443

REPURCHASE AGREEMENTS – 1.08%

Banc of America Securities LLC
1.45%, 07/01/04(4)	1,987,484	1,987,484
Goldman Sachs & Co.
1.60%, 07/01/04(4)	4,968,710	4,968,710

		6,956,194

U.S. GOVERNMENT AGENCY NOTES – 0.45%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(4)	397,497	396,804
1.63%, 04/15/05(4)	695,619	697,371
2.06%, 05/31/05(4)	495,410	485,942
Federal National Mortgage Association
1.28%, 08/20/04(4)	1,291,864	1,289,567

		2,869,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $272,242,853)		$272,242,853

TOTAL INVESTMENTS IN SECURITIES – 138.26% (Cost: $896,110,359)		885,613,685

Other Assets, Less Liabilities – (38.26%)		(245,091,330)

NET ASSETS – 100.00%		$640,522,355

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	To-be-announced (TBA). See Note 1 .
(3)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(4)	All or a portion of this security represents investments of securities lending collateral.
(5)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(6)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Funds affiliated with the investment adviser	$21,702,895	$70,229,142	$164,474,665	$103,017,706	$67,666,408

Investments, at value (Note 1):
Funds affiliated with the investment adviser	$22,641,560	$73,180,418	$171,831,264	$107,445,374	$70,557,292
Master Portfolios affiliated with the investment adviser	134,720,119	321,348,963	583,677,264	299,815,212	178,168,093
Receivables:
Investment securities sold	1,401,909	7,189,618	15,478,901	8,800,325	5,671,589
Dividends and interest	22,488	72,658	175,143	102,809	82,148

Total Assets	158,786,076	401,791,657	771,162,572	416,163,720	254,479,122

LIABILITIES
Payables:
Investment securities purchased	1,700,000	9,703,343	19,003,378	10,903,172	6,400,000
Investment advisory fees (Note 2)	2,162	7,107	14,060	8,129	6,195

Total Liabilities	1,702,162	9,710,450	19,017,438	10,911,301	6,406,195

NET ASSETS	$157,083,914	$392,081,207	$752,145,134	$405,252,419	$248,072,927

STATEMENTS OF OPERATIONS

For The Six Months Ended June 30, 2004 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends(a)(b)	$185,067	$613,326	$1,551,467	$893,424	$669,368
Dividends allocated from Master Portfolios	137,208	482,929	1,298,778	825,884	589,033
Interest(b)	470,671	902,662	1,363,321	540,500	192,425
Interest allocated from Master Portfolios	792,865	1,503,890	1,945,196	624,938	183,861
Securities lending income(b)	12,351	21,870	38,020	11,903	5,453
Expenses allocated from Master Portfolios	(128,918)	(296,844)	(544,132)	(270,415)	(161,393)

Total investment income	1,469,244	3,227,833	5,652,650	2,626,234	1,478,747

EXPENSES (Note 2)
Investment advisory fees	241,583	583,584	1,137,990	578,382	357,869

Total expenses	241,583	583,584	1,137,990	578,382	357,869
Less investment advisory fees waived	(146,340)	(353,559)	(683,721)	(355,995)	(215,208)

Net expenses	95,243	230,025	454,269	222,387	142,661

Net investment income	1,374,001	2,997,808	5,198,381	2,403,847	1,336,086

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments(c)	5,573,520	15,057,424	7,369,344	24,959,455	(1,539,090)
Net realized gain (loss) allocated from Master Portfolios	(1,493,188)	(2,773,141)	(3,482,022)	(1,237,365)	(255,551)
Net realized gain (loss) on foreign currency transactions	1,471	(1,122)	(10,156)	(6,440)	19,046
Net change in unrealized appreciation (depreciation) of investments	(3,801,288)	(10,981,754)	102,515	(20,574,137)	3,560,888
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(758,594)	(130,248)	3,618,124	3,461,220	3,013,010
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(886)	(2,183)	(2,624)	(1,498)	(19,607)

Net realized and unrealized gain (loss)	(478,965)	1,168,976	7,595,181	6,601,235	4,778,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$895,036	$4,166,784	$12,793,562	$9,005,082	$6,114,782

(a)	Net of foreign withholding tax of $2,049, $13,149, $29,392, $16,722 and $10,408, respectively.
(b)	Includes income earned from funds affiliated with the investment adviser. See Note 2.
(c)	Includes net realized gain (loss) on the sale of funds affiliated with the investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$855,184,529	$754,495,643

Affiliates of the investment adviser	$16,452,211	$141,614,716

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$874,067,039	$743,998,969
Affiliates of the investment adviser	16,452,211	141,614,716
Receivables:
Investment securities sold	4,848,961	3,807,387
Dividends and interest	673,128	7,204,856
Due from broker — variation margin	19,550	119,322
Open swap contracts (Note 1)	—	1,190,961
When-issued securities sold	—	13,545,592

Total Assets	896,060,889	911,481,803

LIABILITIES
Payables:
Investment securities purchased	22,977,301	5,334,250
Open swap contracts (Note 1)	—	632
Collateral for securities loaned (Note 4)	38,208,590	121,280,846
Collateral for open swap contracts (Note 1)	—	950,000
When-issued securities purchased	—	143,033,825
Investment advisory fees (Note 2)	334,105	257,068
Administration fees (Note 2)	133,642	102,827

Total Liabilities	61,653,638	270,959,448

NET ASSETS	$834,407,251	$640,522,355

(a)	Securities on loan with market values of $36,969,054 and $119,216,461, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For The Period Ended June 30, 2004 (Unaudited)

	Active Stock Master Portfolio(a)	CoreAlpha Bond Master Portfolio(a)
NET INVESTMENT INCOME
Dividends(b)	$3,333,806	$—
Interest	17,484	4,942,615
Securities lending income	13,438	75,909

Total investment income	3,364,728	5,018,524

EXPENSES (Note 2)
Investment advisory fees	565,338	436,062
Administration fees	226,135	174,425

Total expenses	791,473	610,487

Net investment income	2,573,255	4,408,037

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	24,588	(6,670,958)
Net realized gain on futures contracts	223,856	1,312,547
Net realized loss on swap contracts	—	(4,131,307)
Net change in unrealized appreciation (depreciation) of investments	18,882,510	(10,496,674)
Net change in unrealized appreciation (depreciation) of futures contracts	16,740	503,325
Net change in unrealized appreciation (depreciation) of swap contracts	—	299,161

Net realized and unrealized gain (loss)	19,147,694	(19,183,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,720,949	$(14,775,869)

(a)	For the period from March 15, 2004 (commencement of operations) through June 30, 2004.
(b)	Net of foreign witholding tax of $25 and $—, respectively.

The	accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,374,001	$1,336,915	$2,997,808	$3,356,071
Net realized gain (loss)	4,081,803	(212,725)	12,283,161	(2,098,757)
Net change in unrealized appreciation (depreciation)	(4,560,768)	6,149,612	(11,114,185)	23,983,434

Net increase in net assets resulting from operations	895,036	7,273,802	4,166,784	25,240,748

Interestholder transactions:
Contributions	84,258,925	76,464,718	187,402,727	130,632,999
Withdrawals	(29,440,223)	(22,832,273)	(37,943,509)	(38,736,923)

Net increase in net assets resulting from interestholder transactions	54,818,702	53,632,445	149,459,218	91,896,076

Increase in net assets	55,713,738	60,906,247	153,626,002	117,136,824
NET ASSETS:
Beginning of period	101,370,176	40,463,929	238,455,205	121,318,381

End of period	$157,083,914	$101,370,176	$392,081,207	$238,455,205

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,198,381	$6,754,213	$2,403,847	$2,803,908
Net realized gain (loss)	3,877,166	(10,510,171)	23,715,650	(3,578,057)
Net change in unrealized appreciation (depreciation)	3,718,015	70,943,391	(17,114,415)	34,082,658

Net increase in net assets resulting from operations	12,793,562	67,187,433	9,005,082	33,308,509

Interestholder transactions:
Contributions	310,673,567	195,074,936	195,472,791	119,861,381
Withdrawals	(42,801,868)	(60,811,918)	(23,677,743)	(30,946,859)

Net increase in net assets resulting from interestholder transactions	267,871,699	134,263,018	171,795,048	88,914,522

Increase in net assets	280,665,261	201,450,451	180,800,130	122,223,031
NET ASSETS:
Beginning of period	471,479,873	270,029,422	224,452,289	102,229,258

End of period	$752,145,134	$471,479,873	$405,252,419	$224,452,289

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,336,086	$1,813,999
Net realized loss	(1,775,595)	(10,409,705)
Net change in unrealized appreciation (depreciation)	6,554,291	34,620,651

Net increase in net assets resulting from operations	6,114,782	26,024,945

Interestholder transactions:
Contributions	106,365,747	92,618,651
Withdrawals	(26,280,917)	(31,007,978)

Net increase in net assets resulting from interestholder transactions	80,084,830	61,610,673

Increase in net assets	86,199,612	87,635,618
NET ASSETS:
Beginning of period	161,873,315	74,237,697

End of period	$248,072,927	$161,873,315

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
	For the Period March 15, 2004(1) to June 30, 2004 (Unaudited)	For the Period March 15, 2004(1) to June 30, 2004 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,573,255	$4,408,037
Net realized gain (loss)	248,444	(9,489,718)
Net change in unrealized appreciation (depreciation)	18,899,250	(9,694,188)

Net increase (decrease) in net assets resulting from operations	21,720,949	(14,775,869)

Interestholder transactions:
Contributions	812,686,302	655,298,224

Net increase in net assets resulting from interestholder transactions	812,686,302	655,298,224

Increase in net assets	834,407,251	640,522,355
NET ASSETS:
Beginning of period	—	—

End of period	$834,407,251	$640,522,355

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”). The Active Stock and CoreAlpha Bond Master Portfolios each commenced operations on March 15, 2004.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, Life Path 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio”, collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares family of funds.

SECURITY VALUATION

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2004, the percentages of the Active Stock and CoreAlpha Bond Master Portfolios owned by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.05%	15.49%
LifePath 2010	14.49	30.05
LifePath 2020	38.56	38.24
LifePath 2030	25.12	12.56
LifePath 2040	17.78	3.66

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

FUTURES CONTRACTS

The Active Stock and the CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin”

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Active Stock and CoreAlpha Bond Master Portfolios were as follows:

Master Portfolio	Number of Contracts	Position	Futures Contracts	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Active Stock	17	Long	S&P 500 Index	09/17/04	$4,846,700	$16,740

CoreAlpha Bond	27	Long	U.S. 5-Year Note	09/30/04	$2,934,563	$16,237
	428	Long	U.S. 10-Year Note	09/30/04	46,792,438	522,860
	48	Long	U.S. Long Bond	09/30/04	5,160,000	105,605
	(484)	Short	U.S. 2-Year Note	09/30/04	(101,544,688)	(141,377)

						$503,325

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes for initial margin requirements with face amounts of $400,000 and $1,323,000, respectively.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap agreements. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. The Master Portfolio will usually enter into swaps on a net basis. In doing so, the two payments are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

the Master Portfolio enters into a swap, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of default by the other party to a swap.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with investing in certain companies and to sell protection to a counterparty against credit risks associated with certain companies. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of its investment in the company that is being hedged, in the event the company experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Credit default swaps involve significant risks, including the risk of loss associated with the failure of the counterparty to perform its obligations under the swap contract.

As of June 30, 2004, the open swap contracts held by the CoreAlpha Bond Master Portfolio were as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	03/20/07	Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co.	$(858)
4,000,000 USD	06/20/08	Agreement with J.P. Morgan Chase & Co. dated 4/5/04 to receive 0.20% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anheuser-Busch Companies, Inc.	4,438
8,000,000 USD	03/20/09	Agreement with J.P. Morgan Chase & Co. dated 5/14/04 to pay 3.5% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones & Co., Inc.	334,657
5,500,000 USD	03/20/05	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cendant Corp., 7.375% due 1/15/13.	(1,199)
5,000,000 USD	03/20/06	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co., 6.00% due 10/01/12.	(3,579)
5,000,000 USD	03/20/07	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Verizon Global Funding Corp., 6.125% due 6/15/07.	3,887
6,000,000 USD	03/20/07	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.8% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Sprint Capital Corp., 6.875% due 8/15/06.	14,909
14,000,000 USD	09/20/09	Agreement with Lehman Brothers, Inc. dated 5/18/04 to pay 0.60% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North American Investment Grade.	12,937

			$365,192

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Swaptions
18,200,000 USD	06/23/09	Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten year interest rate swap, receiving the notional amount multiplied by the three month LIBOR rate, and paying a fixed rate of 6.4625%.	$825,769

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must segregate liquid assets or otherwise cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of June 30, 2004, the Master Portfolio did not hold any short positions of securities.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its investment advisory services, and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for its investment advisory services.

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2004, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$146,340
LifePath 2010	353,559
LifePath 2020	683,721
LifePath 2030	355,995
LifePath 2040	215,208

MIP has entered into an administration services arrangement with Barclays Global Investors. N.A. (“BGI”) who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$11,911
LifePath 2010	22,357
LifePath 2020	36,724
LifePath 2030	11,489
LifePath 2040	5,229
Active Stock	13,517
CoreAlpha Bond	76,984

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

Transactions in shares of issuers affiliated with BGFA, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2004, including dividends, interest income, and net realized capital gains (losses) were as follows:

Master Portfolio and Name of Issuer	Number of Shares Held Beginning Of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
iShares MSCI EAFE Index Fund	—	105	5	100	$14,277,263	$—	$15,926
iShares S&P MidCap 400 Index Fund	—	33	2	31	3,770,938	13,939	4,704
iShares Russell 2000 Index Fund	—	31	1	30	3,492,622	13,273	4,588
iShares Lehman Aggregate Bond Fund	—	99	99	—	—	8,386	(57,548)
iShares S&P 500 Index Fund	—	23	23	—	—	3,161	(13,934)
IMMF	3,457	138,885	141,241	1,101	1,100,737	8,784	—

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Issuer	Number of Shares Held Beginning Of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value At End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2010
iShares MSCI EAFE Index Fund	—	330	—	330	$47,164,832	$—	$—
iShares S&P MidCap 400 Index Fund	—	90	—	90	10,994,343	39,947	—
iShares Russell 2000 Index Fund	—	91	—	91	10,700,395	38,232	—
iShares Lehman Aggregate Bond Fund	—	302	302	—	—	37,597	(192,646)
iShares S&P 500 Index Fund	—	148	148	—	—	10,957	67,011
IMMF	2,988	324,467	323,134	4,321	4,320,848	21,527	—
LifePath 2020
iShares MSCI EAFE Index Fund	—	846	—	846	120,950,258	—	—
iShares S&P MidCap 400 Index Fund	—	192	—	192	23,391,219	85,105	—
iShares Russell 2000 Index Fund	—	184	—	184	21,747,799	81,456	—
iShares Lehman Aggregate Bond Fund	—	373	373	—	—	38,302	(238,218)
iShares S&P 500 Index Fund	—	429	429	—	—	36,469	(105,434)
IMMF	8,111	706,492	708,861	5,742	5,741,988	46,468	—
LifePath 2030
iShares MSCI EAFE Index Fund	—	539	—	539	77,009,647	—	—
iShares S&P MidCap 400 Index Fund	—	112	—	112	13,626,253	48,044	—
iShares Russell 2000 Index Fund	—	107	—	107	12,610,535	46,069	—
iShares Lehman Aggregate Bond Fund	—	149	149	—	—	9,409	(102,913)
iShares S&P 500 Index Fund	—	433	433	—	—	30,477	433,456
IMMF	2,490	412,689	410,980	4,199	4,198,937	27,789
LifePath 2040
iShares MSCI EAFE Index Fund	—	348	—	348	49,715,380	—	—
iShares S&P MidCap 400 Index Fund	—	81	—	81	9,861,395	35,087	—
iShares Russell 2000 Index Fund	—	79	—	79	9,265,873	33,956	—
iShares Russell 3000 Index Fund	—	17	17	—	—	—	(47,476)
iShares Lehman Aggregate Bond Fund	—	35	35	—	—	3,182	(30,482)
iShares S&P 500 Index Fund	—	226	226	—	—	22,845	(181,136)
IMMF	2,560	211,179	212,024	1,715	1,714,645	15,379	—
Active Stock
IMMF	—	65,265	60,313	4,952	4,951,709	14,986	—
CoreAlpha Bond
IMMF	—	1,270,303	1,165,193	105,110	105,110,080	454,336	—

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004, were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$31,128,180	$97,038,554	$43,817,412	$58,010,633
LifePath 2010	58,227,419	178,727,697	103,994,281	197,134,075
LifePath 2020	53,046,571	214,586,818	336,259,855	477,119,378
LifePath 2030	16,951,804	64,657,618	219,184,168	292,125,255
LifePath 2040	3,515,054	20,186,164	117,147,112	194,147,867
Active Stock	—	—	977,267,476	149,216,934
CoreAlpha Bond	557,041,987	306,912,814	303,588,108	55,645,077

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement	$21,706,266	$935,294	$—	$935,294
LifePath 2010	70,233,573	2,946,845	—	2,946,845
LifePath 2020	164,474,665	7,356,599	—	7,356,599
LifePath 2030	103,017,706	4,427,668	—	4,427,668
LifePath 2040	67,666,408	2,890,884	—	2,890,884
Active Stock	872,911,755	35,405,166	(17,797,671)	17,607,495
CoreAlpha Bond	896,160,618	2,373,738	(12,920,671)	(10,546,933)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Active Stock and CoreAlpha Bond Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Period Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003	Period Ended December 31, 2002(1)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000	Year Ended February 28, 1999
LifePath Retirement
Ratio of expenses to average net assets(2)(7)	0.32%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.53%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.99%		2.27%	2.98%		3.73	%(4)	4.40%	4.03%	3.95%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.78%		2.27%	2.98%		3.73	%(4)	4.40%	4.03%	3.95%
Portfolio turnover rate	114	%(6)	29%	56%		116	%(5)	58%	55%	66%
Total return	0.94	%(3)	12.45%	(1.36	)%(3)	2.68%		6.56%	5.22%	7.10%
LifePath 2010
Ratio of expenses to average net assets(2)(7)	0.32%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.53%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.80%		2.12%	2.49%		3.11	%(4)	3.49%	3.20%	3.12%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.59%		2.12%	2.49%		3.11	%(4)	3.49%	3.20%	3.12%
Portfolio turnover rate	114	%(6)	23%	72%		86	%(5)	54%	49%	38%
Total return	1.37	%(3)	16.16%	(6.43	)%(3)	(0.70)%		2.13%	8.32%	10.59%
LifePath 2020
Ratio of expenses to average net assets(2)(7)	0.31%		0.35%	0.35%		0.44%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.52%		0.35%	0.35%		0.44%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.60%		2.04%	2.14%		2.23	%(4)	2.38%	2.27%	2.30%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.39%		2.04%	2.14%		2.23	%(4)	2.38%	2.27%	2.30%
Portfolio turnover rate	108	%(6)	23%	67%		86	%(5)	39%	43%	36%
Total return	2.25	%(3)	21.11%	(10.18	)%(3)	(4.99)%		(3.14)%	11.24%	12.82%
LifePath 2030
Ratio of expenses to average net assets(2)(7)	0.30%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.51%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.45%		1.98%	1.81%		1.74	%(4)	1.72%	1.72%	1.74%
Ratio of net investment income to average net assets prior to waived fees (2)(8)	1.24%		1.98%	1.81%		1.74	%(4)	1.72%	1.72%	1.74%
Portfolio turnover rate	109	%(6)	32%	68%		53	%(5)	27%	26%	19%
Total return	2.99	%(3)	24.36%	(13.05	)%(3)	(7.82)%		(5.59)%	13.44%	13.95%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003	Period Ended December 31, 2002(1)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000	Year Ended February 28, 1999
LifePath 2040
Ratio of expenses to average net assets(2)(7)	0.30%		0.35%	0.35%		0.49%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.51%		0.35%	0.35%		0.49%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.31%		1.86%	1.57%		1.13	%(4)	0.90%	0.99%	1.11%
Ratio of net investment income to average net assets prior to waived fees (2)(8)	1.10%		1.86%	1.57%		1.13	%(4)	0.90%	0.99%	1.11%
Portfolio turnover rate	105	%(6)	29%	62%		15	%(5)	20%	29%	19%
Total return	3.21	%(3)	28.14%	(15.63	)%(3)	(10.48)%		(10.41)%	16.41%	15.75%
Active Stock
Ratio of expenses to average net assets(2)	0.35%		—	—		—		—	—	—
Ratio of net investment income to average net assets(2)	1.14%		—	—		—		—	—	—
Portfolio turnover rate	19%		—	—		—		—	—	—
Total return	3.00	%(3)	—	—		—		—	—	—
CoreAlpha Bond
Ratio of expenses to average net assets(2)	0.35%		—	—		—		—	—	—
Ratio of net investment income to average net assets(2)	2.53%		—	—		—		—	—	—
Portfolio turnover rate	69%		—	—		—		—	—	—
Total return	(2.60	)%(3)	—	—		—		—	—	—

(1)	For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)	Annualized for periods of less than one year.
(3)	Not annualized.
(4)	Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5)	Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rates for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.
(6)	Portfolio turnover rates for the six months ended June 30, 2004 reflect the restructure of the LifePath Master Portfolios to funds-of-funds.
(7)	Ratio includes the Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(8)	Ratio includes the Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios, but does not reflect BGFA’S voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

Notes:

Notes:

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

On or about August 31, 2004, information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS	BARCLAYS

2004 SEMI–ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2004

INSTITUTIONAL MONEY

MARKET FUND

PRIME MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash from BARCLAYS GLOBAL INVESTORS

To Our Shareholders:

Economic conditions continued to improve during the six-month reporting period, from January 1, 2004 through June 30, 2004. Although investors struggled to interpret inconsistent economic data during the first few months of the year, the picture became more positive by April. Improving employment numbers throughout the final three months of the reporting period eased the worry about a “jobless” recovery. Bond market volatility increased as nervousness about growth was replaced by concerns about inflation. However, policymakers remained sanguine about the threat of inflation. Although the Federal Reserve Board raised its target rate from 1.00% to 1.25% in its first increase in four years at its June 30 meeting, it stated that it would take a “measured approach” to further rate hikes.

As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

Regardless of market climate, a disciplined investment plan is crucial. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible and maintaining a diversified portfolio. We believe that the Barclays Global Investors Funds offer a simple, cost-effective way for you to build a broadly diversified portfolio.

On behalf of the Barclays Global Investors Funds, we thank you for your investment. We look forward to continuing to help you meet your investment goals.

Lee T. Kranefuss
President and Chief Executive Officer
Barclays Global Investors Funds

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Institutional Money Market Fund	Prime Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$4,689,135,243	$4,169,239,858

Total Assets	4,689,135,243	4,169,239,858

LIABILITIES
Payables:
Distribution to shareholders	4,282,749	3,996,253
Administration fees (Note 2)	247,099	71,643

Total Liabilities	4,529,848	4,067,896

NET ASSETS	$4,684,605,395	$4,165,171,962

Net assets consist of:
Paid-in capital	$4,684,614,475	$4,165,161,459
Undistributed net investment income	—	7
Undistributed net realized gain (accumulated net realized loss)	(9,080)	10,496

NET ASSETS	$4,684,605,395	$4,165,171,962

Aon Captives Shares
Net Assets	$87,576,877	$—

Shares outstanding	87,576,931	—

Net asset value and offering price per share	$1.00	$—

Institutional Shares
Net Assets	$3,806,050,499	$3,445,759,718

Shares outstanding	3,806,057,896	3,445,751,093

Net asset value per share	$1.00	$1.00

Premium Shares
Net Assets	$790,777,700	$719,211,923

Shares outstanding	790,779,376	719,210,045

Net asset value and offering price per share	$1.00	$1.00

Select Shares
Net Assets	$100,319	$100,321

Shares outstanding	100,319	100,321

Net asset value and offering price per share	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$100,000

Shares outstanding	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Institutional Money Market Fund	Prime Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$27,187,266	$23,971,839
Expenses	(2,366,480)	(1,643,028	)(a)

Net investment income allocated from corresponding Master Portfolio	24,820,786	22,328,811

FUND EXPENSES (Note 2)
Administration fees	625,810	658,157
Distribution fees - Aon Captives Shares	33,766	—

Total fund expenses	659,576	658,157
Less administration fees waived	—	(429,892)

Net fund expenses	659,576	228,265

Net investment income	24,161,210	22,100,546

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(9,080)	54,723

Net realized and unrealized gain (loss)	(9,080)	54,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,152,130	$22,155,269

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $504,996.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Institutional Money Market Fund		Prime Money Market Fund
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period Ended December 31, 2003(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$24,161,210	$42,577,443	$22,100,546	$18,584,752
Net realized gain (loss)	(9,080)	106,857	54,723	27,068

Net increase in net assets resulting from operations	24,152,130	42,684,300	22,155,269	18,611,820

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(313,749)	(195,090)	—	—
Institutional Shares	(20,843,739)	(41,027,073)	(17,570,716)	(15,462,408)
Premium Shares	(3,003,279)	(1,355,327)	(4,529,166)	(3,122,344)
Select Shares	(400)	—	(400)	—
Trust Shares	(43)	—	(43)	—

	(24,161,210)	(42,577,490)	(22,100,325)	(18,584,752)

From net realized gain:
Aon Captives Shares	—	(606)	—	—
Institutional Shares	—	(100,184)	(32,824)	(20,232)
Premium Shares	—	(6,067)	(11,402)	(7,050)
Select Shares	—	—	(1)	—

	—	(106,857)	(44,227)	(27,282)

Total distributions to shareholders	(24,161,210)	(42,684,347)	(22,144,552)	(18,612,034)

Capital share transactions (Note 3):
Aon Captives Shares	32,178,177	47,187,335	—	—
Institutional Shares	(192,166,904)	670,573,018	478,675,706	2,967,075,387
Premium Shares	500,680,713	290,093,663	(245,032,695)	964,242,740
Select Shares	100,319	—	100,321	—
Trust Shares	100,000	—	100,000	—

Net increase in net assets resulting from capital share transactions	340,892,305	1,007,854,016	233,843,332	3,931,318,127

Increase in net assets	340,883,225	1,007,853,969	233,854,049	3,931,317,913
NET ASSETS:
Beginning of period	4,343,722,170	3,335,868,201	3,931,317,913	—

End of period	$4,684,605,395	$4,343,722,170	$4,165,171,962	$3,931,317,913

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$7	$(214)

(a)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002		Year Ended Dec. 31, 2001		Year Ended Dec. 31, 2000	Period Ended Dec. 31, 1999(1)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.02		0.04		0.06	0.02
Net realized and unrealized gain (loss)	(0.00	)(4)	0.00	(4)	—		—		—	—

Total from investment operations	0.01		0.01		0.02		0.04		0.06	0.02

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.02)		(0.04)		(0.06)	(0.02)
Net realized gain	—		(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	—	—

Total distributions	(0.01)		(0.01)		(0.02)		(0.04)		(0.06)	(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.51	%(2)	1.14%		1.83%		4.23%		6.55%	2.26	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,806,050		$3,998,225		$3,327,652		$1,202,381		$16,035	$5
Ratio of expenses to average net assets(3)	0.12%		0.12%		0.12%		0.12%		0.12%	0.07%
Ratio of net investment income to average net assets(3)	1.03%		1.13%		1.77%		3.04%		6.60%	2.97%

(1)	Period from August 4, 1999 (commencement of operations) to December 31,1999.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(4)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

5

PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Period Ended Dec. 31, 2003(1)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss)	0.00	(6)	(0.00	)(6)

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)
Net realized gain	(0.00	)(6)	(0.00	)(6)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	0.52	%(2)	0.80	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,445,760		$2,967,075
Ratio of expenses to average net assets(5)	0.08	%(3)	0.03	%(4)
Ratio of net investment income to average net assets(5)	1.04	%(3)	1.10	%(4)

(1)	Period from April 16, 2003 (commencement of operations) to December 31, 2003.
(2)	Not annualized.
(3)	The ratios of expenses to average net assets and net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser were 0.12% and 1.00%, respectively.
(4)	The ratios of expenses to average net assets and net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser were 0.12% and 1.01%, respectively.
(5)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(6)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2004, the Trust offered the following diversified funds: the Bond Index, Institutional Money Market, Money Market, Prime Money Market, and S&P 500 Stock Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Institutional Money Market Fund (the “IMMF”) and Prime Money Market Fund (the “PMMF”) (each, a “Fund”, collectively the “Funds”). In addition, the IMMF offers Aon Captives Shares, Premium Shares (formerly Service Shares), Select Shares and Trust Shares. The PMMF offers Premium Shares (formerly Service Shares), Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The IMMF and PMMF each invests all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (each, a “Master Portfolio”, collectively the “Master Portfolios”), respectively. Each Master Portfolio is a separate series of Master Investment Portfolio (“MIP”) and has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (89.48% and 92.99% for the IMMF and PMMF, respectively, as of June 30, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

As of December 31, 2003, the components of distributable earnings on a tax basis for the IMMF and PMMF were as follows: undistributed ordinary income of $3,630,663 and $3,202,068, respectively.

The tax character of distributions paid during the year ended December 31, 2003 for the IMMF and PMMF were as follows: ordinary income of $42,684,347 and $18,612,034, respectively. The tax character of distributions paid during the year ended December 31, 2002 for the IMMF were as follows: ordinary income of $35,413,313.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2004.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Institutional Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services a fee of 0.02% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2004, BGI waived administration fees of $338,279 for the Institutional Shares of the PMMF. BGI may delegate certain of its administration duties to sub-administrators.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were an unlimited number of no par value shares of beneficial interest authorized.

Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Institutional Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	4,553,832,121	$4,553,832,121	11,806,105,606	$11,806,105,606
Shares issued in reinvestment of dividends and distributions	1,293,390	1,293,390	6,767,065	6,767,065
Shares redeemed	(4,747,292,415)	(4,747,292,415)	(11,142,299,653)	(11,142,299,653)

Net increase (decrease)	(192,166,904)	$(192,166,904)	670,573,018	$670,573,018

	Prime Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited)		Period Ended December 31, 2003(1)
	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	2,486,714,066	$2,486,714,066	7,133,654,415	$7,133,654,415
Shares issued in reinvestment of dividends and distributions	1,505,850	1,505,850	992,597	992,597
Shares redeemed	(2,009,544,210)	(2,009,544,210)	(4,167,571,625)	(4,167,571,625)

Net increase	478,675,706	$478,675,706	2,967,075,387	$2,967,075,387

(1)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

9

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 10.68%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER – 5.20%

Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	15,000,000	14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES – 9.22%

Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	9,112,198	9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS – 4.73%

ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

VARIABLE & FLOATING RATE NOTES – 42.52%

American Express Centurion Bank
1.20%, 04/15/05	100,000,000	99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075

10

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Beta Finance Inc.
1.06%, 11/08/04(1)	$30,000,000	$29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	48,000,000	47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000
Morgan Stanley
1.43%, 05/04/05	40,000,000	40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No.3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS – 27.48%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	$40,000,000	$40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities – 0.17%		8,866,287

NET ASSETS – 100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

12

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 9.48%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$15,000,000	$14,998,619
BNP Paribas (New York)
1.25%, 10/07/04	35,000,000	34,999,530
1.29%, 03/04/05	10,000,000	9,998,314
1.42%, 01/07/05	25,000,000	24,998,699
Danske Bank A/S
1.47%, 11/10/04	25,000,000	24,997,496
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,038
HBOS Treasury Services PLC
1.44%, 11/15/04	40,000,000	39,999,244
Nordea Bank
1.47%, 04/15/05	25,000,000	24,997,044
Societe Generale
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,997,988
1.58%, 04/25/05	30,000,000	29,993,981
1.63%, 04/27/05	15,000,000	14,997,541
1.72%, 05/05/05	25,000,000	24,996,848
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,997,364
1.34%, 02/10/05	10,000,000	9,999,079
UBS AG
1.91%, 05/11/05	30,000,000	29,994,867
US Bank NA
1.20%, 03/28/05	15,000,000	14,996,971

TOTAL CERTIFICATES OF DEPOSIT (Cost: $424,957,227)		424,957,227

COMMERCIAL PAPER – 1.93%

Scaldis Capital LLC
1.10%, 08/27/04	71,597,000	71,471,735
Societe Generale North America
1.38%, 11/08/04	15,000,000	14,925,250

TOTAL COMMERCIAL PAPER (Cost: $86,396,985)		86,396,985

MEDIUM TERM NOTES – 5.14%

Associates Corp. NA
7.75%, 02/15/05	10,000,000	10,394,499
Beta Finance Inc.
1.40%, 09/13/04(1)	15,000,000	15,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
JP Morgan Chase & Co
1.16%, 09/01/04(1)	100,000,000	100,000,000
K2 USA LLC
1.21%, 08/09/04(1)	10,000,000	9,997,959
1.34%, 08/16/04(1)	25,000,000	24,996,229
Links Finance LLC
1.30%, 03/08/05(1)	25,000,000	24,997,500
Wells Fargo & Company
6.63%, 07/15/04	20,000,000	20,042,982

TOTAL MEDIUM TERM NOTES (Cost: $230,426,669)		230,426,669

TIME DEPOSITS – 5.20%

ABN Amro Bank NV
1.14%, 07/06/04	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
1.31%, 07/01/04	100,000,000	100,000,000
US Bank NA
1.25%, 07/01/04	83,218,000	83,218,000

TOTAL TIME DEPOSITS (Cost: $233,218,000)		233,218,000

VARIABLE & FLOATING RATE NOTES – 41.54%

Abbey National Treasury Services PLC
1.21%, 11/19/04	46,000,000	45,995,657
American Express Centurion Bank
1.18%, 7/14/04	25,000,000	25,000,0000
1.24%, 10/20/04	50,000,000	50,000,000
1.26%, 02/25/05	25,000,000	25,001,641
1.29%, 07/28/04	53,864,000	53,864,808
Bank of America Corp.
1.21%, 07/02/04	25,000,000	25,000,087
Beta Finance Inc.
1.13%, 10/12/04(1)	50,000,000	49,995,000
Citigroup Global Markets Holdings Inc.
1.72%, 09/20/04	12,000,000	12,005,758
Citigroup Inc.
1.25%, 02/07/05	41,300,000	41,333,323
DEPFA Bank PLC
1.27%, 06/15/05	50,000,000	50,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	15,000,000	14,997,750
1.30%, 01/28/05(1)	50,000,000	50,025,936
1.43%, 10/27/04(1)	20,000,000	20,000,000
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	20,000,000	20,002,267
General Electric Capital Corp.
1.30%, 02/03/05	25,250,000	25,275,949
1.37%, 10/25/04	27,000,000	27,021,961
1.65%, 03/15/05	50,500,000	50,568,395

13

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Goldman Sachs Group Inc.
1.15%, 09/10/04	$50,000,000	$50,000,000
1.20%, 08/05/04	30,000,000	30,000,000
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.15%, 07/23/04(1)	10,600,000	10,600,211
1.52%, 03/14/05(1)	75,000,000	75,056,869
K2 USA LLC
1.10%, 03/07/05(1)	28,000,000	27,997,095
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.19%, 08/16/04(1)	25,000,000	24,996,250
1.41%, 11/01/04(1)	25,000,000	24,999,577
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
1.24%, 12/15/04(1)	50,000,000	50,006,928
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	50,000,000	49,995,000
1.34%, 07/15/04	10,000,000	10,000,922
National City Bank
1.17%, 01/03/05	95,000,000	95,041,227
1.17%, 06/10/05	35,000,000	35,010,302
Nationwide Building Society
1.59%, 07/28/05(1)	50,000,000	50,000,000
Permanent Financing No.3 Series I Class A
1.14%, 12/10/04	50,000,000	50,000,000
Permanent Financing No.4 Series I Class A
1.13%, 03/10/05	140,000,000	140,000,000
Sigma Finance Inc.
1.08%, 10/07/04(1)	50,000,000	49,990,000
1.09%, 07/20/04(1)	15,000,000	14,999,844
1.11%, 01/25/05(1)	25,000,000	24,997,151
1.21%, 11/15/04(1)	50,000,000	49,998,119
1.24%, 01/21/05(1)	50,000,000	49,992,500
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
US Bank NA
1.25%, 03/30/05	25,000,000	24,991,750
Wells Fargo Bank NA
1.05%, 02/01/05	100,000,000	100,000,000
1.05%, 03/02/05	50,000,000	50,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $1,862,226,034)		1,862,226,034

REPURCHASE AGREEMENTS—36.58%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $100,004,028 and an effective yield of 1.45%.(2)	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $300,012,667 and an effective yield of 1.52%.(2)	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,022,222 and an effective yield of 1.60%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,640,000,000)		1,640,000,000

14

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Value
TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $4,477,224,915)	$4,477,224,915

Other Assets, Less Liabilities – 0.13%	6,254,700

NET ASSETS – 100.00%	$4,483,479,615

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

15

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$3,791,758,974	$2,837,224,915
Repurchase agreements, at value and cost (Note 1)	1,440,000,000	1,640,000,000
Cash	76	826
Receivables:
Interest	9,781,752	6,901,671

Total Assets	5,241,540,802	4,484,127,412

LIABILITIES
Payables:
Investment advisory fees (Note 2)	915,541	647,797

Total Liabilities	915,541	647,797

NET ASSETS	$5,240,625,261	$4,483,479,615

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$30,036,513	$25,323,484

Total investment income	30,036,513	25,323,484

EXPENSES (Note 2)
Investment advisory fees	2,613,885	2,268,932

Total expenses	2,613,885	2,268,932
Less investment advisory fees waived	—	(532,283)

Net expenses	2,613,885	1,736,649

Net investment income	27,422,628	23,586,835

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(10,050)	57,816

Net realized and unrealized gain (loss)	(10,050)	57,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,412,578	$23,644,651

The accompanying notes are an integral part of these financial statements.

16

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Master Portfolio		Prime Money Market Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period Ended December 31, 2003(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$27,422,628	$48,736,227	$23,586,835	$19,176,978
Net realized gain (loss)	(10,050)	120,352	57,816	28,455

Net increase in net assets resulting from operations	27,412,578	48,856,579	23,644,651	19,205,433

Interestholder transactions:
Contributions	4,841,649,847	13,745,249,528	5,256,966,945	10,692,540,114
Withdrawals	(4,357,446,357)	(12,953,858,697)	(4,914,762,906)	(6,594,114,622)

Net increase in net assets resulting from interestholder transactions	484,203,490	791,390,831	342,204,039	4,098,425,492

Increase in net assets	511,616,068	840,247,410	365,848,690	4,117,630,925
NET ASSETS:
Beginning of period	4,729,009,193	3,888,761,783	4,117,630,925	—

End of period	$5,240,625,261	$4,729,009,193	$4,483,479,615	$4,117,630,925

(a)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

17

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at

18

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Money Market	Banc of America Securities LLC Tri-Party	5.00% - 8.00%	3/1/12 - 6/1/34	$40,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	714,000,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,917
	Goldman Sachs Tri-Party	3.07 - 10.00	6/1/10 - 11/1/35	550,800,000
	JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/1/09 - 5/1/34	40,802,614
	Lehman Brothers Tri-Party	2.90 - 8.22	12/1/08 - 8/1/36	40,798,849
	Merrill Lynch Tri-Party	2.44 - 7.17	12/1/07 - 1/1/34	40,797,988

Prime Money Market	Banc of America Securities LLC Tri-Party	5.00	3/1/34	142,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	816,800,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,910
	Goldman Sachs Tri-Party	3.74 - 14.00	7/1/04 - 7/1/34	550,800,000
	JP Morgan Chase & Co. Tri-Party	2.44 - 6.54	12/1/08 - 6/1/34	40,802,158
	Lehman Brothers Tri-Party	3.10 - 7.59	10/1/06 - 6/1/44	40,802,387
	Merrill Lynch Tri-Party	2.44 - 5.24	7/1/09 - 5/1/34	40,796,888

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2004, BGFA waived $532,283 in investment advisory fees for the Prime Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

At June 30, 2004, the Master Portfolios’ costs of investments for federal income tax purposes was the same as for financial statement purposes.

19

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(1)		Year Ended February 28, 1999(2)
Money Market
Ratio of expenses to average net assets(6)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%		0.10%
Ratio of net investment income to average net assets(6)	1.05%		1.15%		1.80%	3.66%	6.43%	5.23%		5.17%
Total return	0.53	%(3)	1.16%		1.84%	4.23%	6.52%	4.44	%(3)	2.61	%(3)
Prime Money Market
Ratio of expenses to average net assets(6)	0.08	%(7)	0.03	%(4)(5)	—	—	—	—		—
Ratio of net investment income to average net assets(6)	1.04	%(7)	1.12	%(4)(5)	—	—	—	—		—
Total return	0.52	%(3)	0.80	%(3)(4)	—	—	—	—		—

(1)	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)	Not annualized.
(4)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(5)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.05%, respectively.
(6)	Annualized for periods less than one year.
(7)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.02%, respectively.

20

Notes:

21

Notes:

22

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BG1S) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLG, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

On or about August 31, 2004, information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS	BARCLAYS

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2004

INSTITUTIONAL MONEY

MARKET FUND

PRIME MONEY MARKET FUND

AON CAPTIVES SHARES

PREMIUM SHARES

SELECT SHARES

TRUST SHARES

BGICash from BARCLAYS GLOBAL INVESTORS

To Our Shareholders:

Economic conditions continued to improve during the six-month reporting period, from January 1, 2004 through June 30, 2004. Although investors struggled to interpret inconsistent economic data during the first few months of the year, the picture became more positive by April. Improving employment numbers throughout the final three months of the reporting period eased the worry about a “jobless” recovery. Bond market volatility increased as nervousness about growth was replaced by concerns about inflation. However, policymakers remained sanguine about the threat of inflation. Although the Federal Reserve Board raised its target rate from 1.00% to 1.25% in its first increase in four years at its June 30 meeting, it stated that it would take a “measured approach” to further rate hikes.

As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

Regardless of market climate, a disciplined investment plan is crucial. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible and maintaining a diversified portfolio. We believe that the Barclays Global Investors Funds offer a simple, cost-effective way for you to build a broadly diversified portfolio.

On behalf of the Barclays Global Investors Funds, we thank you for your investment. We look forward to continuing to help you meet your investment goals.

Lee T. Kranefuss

President and Chief Executive Officer

Barclays Global Investors Funds

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Institutional Money Market Fund	Prime Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$4,689,135,243	$4,169,239,858

Total Assets	4,689,135,243	4,169,239,858

LIABILITIES
Payables:
Distribution to shareholders	4,282,749	3,996,253
Administration fees (Note 2)	247,099	71,643

Total Liabilities	4,529,848	4,067,896

NET ASSETS	$4,684,605,395	$4,165,171,962

Net assets consist of:
Paid-in capital	$4,684,614,475	$4,165,161,459
Undistributed net investment income	—	7
Undistributed net realized gain (accumulated net realized loss)	(9,080)	10,496

NET ASSETS	$4,684,605,395	$4,165,171,962

Aon Captives Shares
Net Assets	$87,576,877	$—

Shares outstanding	87,576,931	—

Net asset value and offering price per share	$1.00	$—

Institutional Shares
Net Assets	$3,806,050,499	$3,445,759,718

Shares outstanding	3,806,057,896	3,445,751,093

Net asset value per share	$1.00	$1.00

Premium Shares
Net Assets	$790,777,700	$719,211,923

Shares outstanding	790,779,376	719,210,045

Net asset value and offering price per share	$1.00	$1.00

Select Shares
Net Assets	$100,319	$100,321

Shares outstanding	100,319	100,321

Net asset value and offering price per share	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$100,000

Shares outstanding	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Institutional Money Market Fund	Prime Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$27,187,266	$23,971,839
Expenses	(2,366,480)	(1,643,028	)(a)

Net investment income allocated from corresponding Master Portfolio	24,820,786	22,328,811

FUND EXPENSES (Note 2)
Administration fees	625,810	658,157
Distribution fees - Aon Captives Shares	33,766	—

Total fund expenses	659,576	658,157
Less administration fees waived	—	(429,892)

Net fund expenses	659,576	228,265

Net investment income	24,161,210	22,100,546

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(9,080)	54,723

Net realized and unrealized gain (loss)	(9,080)	54,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,152,130	$22,155,269

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $504,996.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Institutional Money Market Fund		Prime Money Market Fund
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period Ended December 31, 2003(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$24,161,210	$42,577,443	$22,100,546	$18,584,752
Net realized gain (loss)	(9,080)	106,857	54,723	27,068

Net increase in net assets resulting from operations	24,152,130	42,684,300	22,155,269	18,611,820

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(313,749)	(195,090)	—	—
Institutional Shares	(20,843,739)	(41,027,073)	(17,570,716)	(15,462,408)
Premium Shares	(3,003,279)	(1,355,327)	(4,529,166)	(3,122,344)
Select Shares	(400)	—	(400)	—
Trust Shares	(43)	—	(43)	—

	(24,161,210)	(42,577,490)	(22,100,325)	(18,584,752)

From net realized gain:
Aon Captives Shares	—	(606)	—	—
Institutional Shares	—	(100,184)	(32,824)	(20,232)
Premium Shares	—	(6,067)	(11,402)	(7,050)
Select Shares	—	—	(1)	—

	—	(106,857)	(44,227)	(27,282)

Total distributions to shareholders	(24,161,210)	(42,684,347)	(22,144,552)	(18,612,034)

Capital share transactions (Note 3):
Aon Captives Shares	32,178,177	47,187,335	—	—
Institutional Shares	(192,166,904)	670,573,018	478,675,706	2,967,075,387
Premium Shares	500,680,713	290,093,663	(245,032,695)	964,242,740
Select Shares	100,319	—	100,321	—
Trust Shares	100,000	—	100,000	—

Net increase in net assets resulting from capital share transactions	340,892,305	1,007,854,016	233,843,332	3,931,318,127

Increase in net assets	340,883,225	1,007,853,969	233,854,049	3,931,317,913
NET ASSETS:
Beginning of period	4,343,722,170	3,335,868,201	3,931,317,913	—

End of period	$4,684,605,395	$4,343,722,170	$4,165,171,962	$3,931,317,913

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$7	$(214)

(a)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000	Period Ended Dec. 31, 1999(1)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(4)	0.01		0.02	0.04	0.06	0.02
Net realized and unrealized gain (loss)	(0.00	)(4)	0.00	(4)	—	—	—	—

Total from investment operations	0.00	(4)	0.01		0.02	0.04	0.06	0.02

Less distributions from:
Net investment income	(0.00	)(4)	(0.01)		(0.02)	(0.04)	(0.06)	(0.02)
Net realized gain	—		(0.00	)(4)	—	—	—	—

Total distributions	(0.00	)(4)	(0.01)		(0.02)	(0.04)	(0.06)	(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.46	%(2)	1.04%		1.70%	4.12%	6.46%	2.22	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,577		$55,399		$8,211	$6	$5	$5
Ratio of expenses to average net assets(3)	0.22%		0.22%		0.22%	0.24%	0.22%	0.09%
Ratio of net investment income to average net assets(3)	0.93%		0.97%		1.42%	4.06%	6.22%	2.95%

	Premium shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Year Ended Dec. 31, 2003		Period Ended Dec. 31, 2002(5)
Net asset value, beginning of period	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	(4)	0.01		0.00	(4)
Net realized and unrealized gain (loss)	(0.00	)(4)	0.00	(4)	—

Total from investment operations	0.00	(4)	0.01		0.00	(4)

Less distributions from:
Net investment income	(0.00	)(4)	(0.01)		(0.00	)(4)
Net realized gain	—		(0.00	)(4)	—

Total distributions	(0.00	)(4)	(0.01)		(0.00	)(4)

Net asset value, end of period	$1.00		$1.00		$1.00

Total return	0.49	%(2)	1.10%		0.11	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$790,778		$290,099		$5
Ratio of expenses to average net assets(3)	0.17%		0.17%		0.25%
Ratio of net investment income to average net assets(3)	0.98%		0.98%		1.51%

(1)	Period from August 4, 1999 (commencement of operations) to December 31, 1999.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(4)	Rounds to less than $0.01
(5)	Period from December 2, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

5

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (Continued)

(For a Share outstanding throughout the period)

	Select Shares
	Period Ended Jun. 30, 2004 (Unaudited)(1)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.00	(4)
Net realized and unrealized loss	(0.00	)(4)

Total from investment operations	0.00	(4)

Less distributions from:
Net investment income	(0.00	)(4)

Total distributions	(0.00	)(4)

Net asset value, end of period	$1.00

Total return	0.40	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(3)	0.22%
Ratio of net investment income to average net assets(3)	0.93%

	Trust Shares
	Period Ended Jun. 30, 2004 (Unaudited)(5)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.00	(4)
Net realized and unrealized loss	(0.00	)(4)

Total from investment operations	0.00	(4)

Less distributions from:
Net investment income	(0.00	)(4)

Total distributions	(0.00	)(4)

Net asset value, end of period	$1.00

Total return	0.04	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(3)	0.45%
Ratio of net investment income to average net assets(3)	0.76%

(1)	Period from January 26, 2004 (commencement of operations) to June 30, 2004.
(2)	Not annualized.
(3)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(4)	Rounds to less than $0.01.
(5)	Period from June 10, 2004 (commencement of operations) to June 30, 2004.

The accompanying notes are an integral part of these financial statements.

6

PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Premium Shares
	Six Months Ended Jun. 30, 2004 (Unaudited)		Period Ended Dec. 31, 2003(1)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss)	0.00	(6)	(0.00	)(6)

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)
Net realized gain	(0.00	)(6)	(0.00	)(6)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	0.50	%(2)	0.75	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$719,212		$964,243
Ratio of expenses to average net assets(5)	0.13	%(3)	0.09	%(4)
Ratio of net investment income to average net assets(5)	0.99	%(3)	1.02	%(4)

	Select Shares
	Period Ended Jun. 30, 2004 (Unaudited)(7)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.00	(6)
Net realized and unrealized loss	0.00	(6)

Total from investment operations	0.00	(6)

Less distributions from:
Net investment income	(0.00	)(6)
Net realized gain	(0.00	)(6)

Total distributions	(0.00	)(6)

Net asset value, end of period	$1.00

Total return	0.40	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(5)	0.18	%(8)
Ratio of net investment income to average net assets(5)	0.93	%(9)

(1)	Period from April 16, 2003 (commencement of operations) to December 31, 2003.
(2)	Not annualized.
(3)	The ratios of expenses to average net assets and net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser were 0.17% and 0.95%, respectively.
(4)	The ratios of expenses to average net assets and net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser were 0.17% and 0.94%, respectively.
(5)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(6)	Rounds to less than $0.01.
(7)	Period from January 26, 2004 (commencement of operations) to June 30, 2004.
(8)	The ratio of expenses to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser was 0.22%.
(9)	The ratio of net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser was 0.89%.

The accompanying notes are an integral part of these financial statements.

7

PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Trust Shares
	Period Ended Jun. 30, 2004 (Unaudited)(1)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.00	(6)

Total from investment operations	0.00	(6)

Less distributions from:
Net investment income	(0.00	)(6)

Total distributions	(0.00	)(6)

Net asset value, end of period	$1.00

Total return	0.04	%(2)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(5)	0.41	%(3)
Ratio of net investment income to average net assets(5)	0.75	%(4)

(1)	Period from June 10, 2004 (commencement of operations) to June 30, 2004.
(2)	Not annualized.
(3)	The ratio of expenses to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser was 0.45%.
(4)	The ratios of net investment income to average net assets prior to waived administration fees by the Fund’s administrator and waived investment advisory fees by the Master Portfolio’s investment adviser was 0.71%
(5)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(6)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2004, the Trust offered the following diversified funds: the Bond Index, Institutional Money Market, Money Market, Prime Money Market, and S&P 500 Stock Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

These financial statements relate only to the Aon Captives Shares, Premium Shares (formerly Service Shares), Select Shares and Trust Shares of the Institutional Money Market Fund (the “IMMF”) and the Premium Shares (formerly Service Shares), Select Shares and Trust Shares of the Prime Money Market Fund (the “PMMF”) (each, a “Fund”, collectively the “Funds”). In addition, the IMMF and PMMF each offer Institutional Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The IMMF and PMMF each invests all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (each, a “Master Portfolio”, collectively the “Master Portfolios”), respectively. Each Master Portfolio is a separate series of Master Investment Portfolio (“MIP”) and has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (89.48% and 92.99% for the IMMF and PMMF, respectively, as of June 30, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

As of December 31, 2003, the components of distributable earnings on a tax basis for the IMMF and PMMF were as follows: undistributed ordinary income of $3,630,663 and $3,202,068, respectively.

The tax character of distributions paid during the year ended December 31, 2003 for the IMMF and PMMF were as follows: ordinary income of $42,684,347 and $18,612,034, respectively. The tax character of distributions paid during the year ended December 31, 2002 for the IMMF were as follows: ordinary income of $35,413,313.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2004.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive a fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Premium Shares, Select Shares or Trust Shares of the IMMF. SEI does not receive a fee from the PMMF for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services a fee of 0.02% of the average daily net assets of the Aon Captives Shares, 0.07% of the average daily net assets of each Fund’s Premium Shares, 0.12% of the average daily net assets of each Fund’s Select Shares and 0.35% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2004, BGI waived administration fees of $91,607, $5, and $1 for the Premium Shares, Select Shares, and Trust Shares of the PMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were an unlimited number of no par value shares of beneficial interest authorized.

Transactions in capital shares for the Aon Captives, Premium, Select and Trust Shares of the Funds were as follows:

	Institutional Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited) (1)		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Aon Captives Shares
Shares sold	65,642,521	$65,642,521	59,954,318	$59,954,318
Shares issued in reinvestment of dividends and distributions	249,656	249,656	172,764	172,764
Shares redeemed	(33,714,000)	(33,714,000)	(12,939,747)	(12,939,747)

Net increase	32,178,177	$32,178,177	47,187,335	$47,187,335

Premium Shares
Shares sold	1,472,655,738	$1,472,655,738	536,700,629	$536,700,629
Shares issued in reinvestment of dividends and distributions	2,463,075	2,463,075	1,077,469	1,077,469
Shares redeemed	(974,438,100)	(974,438,100)	(247,684,435)	(247,684,435)

Net increase	500,680,713	$500,680,713	290,093,663	$290,093,663

Select Shares
Shares sold	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	319	319
Shares redeemed	—	—

Net increase	100,319	$100,319

Trust Shares
Shares sold	100,001	$100,001
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(1)	(1)

Net increase	100,000	$100,000

(1)	For the period from January 26, 2004 (commencement of operations) through June 30, 2004 for the Select Shares, and for the period from June 10, 2004 (commencement of operations) through June 30, 2004 for the Trust Shares.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

	Prime Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited) (1)		Period Ended December 31, 2003 (2)
	Shares	Amount	Shares	Amount
Premium Shares
Shares sold	2,673,734,566	$2,673,734,566	3,375,985,697	$3,375,985,697
Shares issued in reinvestment of dividends and distributions	3,557,365	3,557,365	1,856,643	1,856,643
Shares redeemed	(2,922,324,626)	(2,922,324,626)	(2,413,599,600)	(2,413,599,600)

Net increase (decrease)	(245,032,695)	$(245,032,695)	964,242,740	$964,242,740

Select Shares
Shares sold	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	321	321
Shares redeemed	—	—

Net increase	100,321	$100,321

Trust Shares
Shares sold	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—

Net increase	100,000	$100,000

(1)	For the period from January 26, 2004 (commencement of operations) through June 30, 2004 for the Select Shares, and for the period from June 10, 2004 (commencement of operations) through June 30, 2004 for the Trust Shares.
(2)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 10.68%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER – 5.20%

Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	15,000,000	14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES – 9.22%

Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	9,112,198	9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS – 4.73%

ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

VARIABLE & FLOATING RATE NOTES – 42.52%

American Express Centurion Bank
1.20%, 04/15/05	100,000,000	99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Beta Finance Inc.
1.06%, 11/08/04(1)	$30,000,000	$29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	48,000,000	47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000
Morgan Stanley
1.43%, 05/04/05	40,000,000	40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No.3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS – 27.48%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	$40,000,000	$40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities – 0.17%		8,866,287

NET ASSETS – 100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

15

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 9.48%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$15,000,000	$14,998,619
BNP Paribas (New York)
1.25%, 10/07/04	35,000,000	34,999,530
1.29%, 03/04/05	10,000,000	9,998,314
1.42%, 01/07/05	25,000,000	24,998,699
Danske Bank A/S
1.47%, 11/10/04	25,000,000	24,997,496
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,038
HBOS Treasury Services PLC
1.44%, 11/15/04	40,000,000	39,999,244
Nordea Bank
1.47%, 04/15/05	25,000,000	24,997,044
Societe Generale
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,997,988
1.58%, 04/25/05	30,000,000	29,993,981
1.63%, 04/27/05	15,000,000	14,997,541
1.72%, 05/05/05	25,000,000	24,996,848
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,997,364
1.34%, 02/10/05	10,000,000	9,999,079
UBS AG
1.91%, 05/11/05	30,000,000	29,994,867
US Bank NA
1.20%, 03/28/05	15,000,000	14,996,971

TOTAL CERTIFICATES OF DEPOSIT (Cost: $424,957,227)		424,957,227

COMMERCIAL PAPER – 1.93%

Scaldis Capital LLC
1.10%, 08/27/04	71,597,000	71,471,735
Societe Generale North America
1.38%, 11/08/04	15,000,000	14,925,250

TOTAL COMMERCIAL PAPER (Cost: $86,396,985)		86,396,985

MEDIUM TERM NOTES – 5.14%

Associates Corp. NA
7.75%, 02/15/05	10,000,000	10,394,499
Beta Finance Inc.
1.40%, 09/13/04(1)	15,000,000	15,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
JP Morgan Chase & Co
1.16%, 09/01/04(1)	100,000,000	100,000,000
K2 USA LLC
1.21%, 08/09/04(1)	10,000,000	9,997,959
1.34%, 08/16/04(1)	25,000,000	24,996,229
Links Finance LLC
1.30%, 03/08/05(1)	25,000,000	24,997,500
Wells Fargo & Company
6.63%, 07/15/04	20,000,000	20,042,982

TOTAL MEDIUM TERM NOTES (Cost: $230,426,669)		230,426,669

TIME DEPOSITS – 5.20%

ABN Amro Bank NV
1.14%, 07/06/04	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
1.31%, 07/01/04	100,000,000	100,000,000
US Bank NA
1.25%, 07/01/04	83,218,000	83,218,000

TOTAL TIME DEPOSITS (Cost: $233,218,000)		233,218,000

VARIABLE & FLOATING RATE NOTES – 41.54%

Abbey National Treasury Services PLC
1.21%, 11/19/04	46,000,000	45,995,657
American Express Centurion Bank
1.18%, 7/14/04	25,000,000	25,000,0000
1.24%, 10/20/04	50,000,000	50,000,000
1.26%, 02/25/05	25,000,000	25,001,641
1.29%, 07/28/04	53,864,000	53,864,808
Bank of America Corp.
1.21%, 07/02/04	25,000,000	25,000,087
Beta Finance Inc.
1.13%, 10/12/04(1)	50,000,000	49,995,000
Citigroup Global Markets Holdings Inc.
1.72%, 09/20/04	12,000,000	12,005,758
Citigroup Inc.
1.25%, 02/07/05	41,300,000	41,333,323
DEPFA Bank PLC
1.27%, 06/15/05	50,000,000	50,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	15,000,000	14,997,750
1.30%, 01/28/05(1)	50,000,000	50,025,936
1.43%, 10/27/04(1)	20,000,000	20,000,000
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	20,000,000	20,002,267
General Electric Capital Corp.
1.30%, 02/03/05	25,250,000	25,275,949
1.37%, 10/25/04	27,000,000	27,021,961
1.65%, 03/15/05	50,500,000	50,568,395

16

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Goldman Sachs Group Inc.
1.15%, 09/10/04	$50,000,000	$50,000,000
1.20%, 08/05/04	30,000,000	30,000,000
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.15%, 07/23/04(1)	10,600,000	10,600,211
1.52%, 03/14/05(1)	75,000,000	75,056,869
K2 USA LLC
1.10%, 03/07/05(1)	28,000,000	27,997,095
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.19%, 08/16/04(1)	25,000,000	24,996,250
1.41%, 11/01/04(1)	25,000,000	24,999,577
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
1.24%, 12/15/04(1)	50,000,000	50,006,928
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	50,000,000	49,995,000
1.34%, 07/15/04	10,000,000	10,000,922
National City Bank
1.17%, 01/03/05	95,000,000	95,041,227
1.17%, 06/10/05	35,000,000	35,010,302
Nationwide Building Society
1.59%, 07/28/05(1)	50,000,000	50,000,000
Permanent Financing No.3 Series I Class A
1.14%, 12/10/04	50,000,000	50,000,000
Permanent Financing No.4 Series I Class A
1.13%, 03/10/05	140,000,000	140,000,000
Sigma Finance Inc.
1.08%, 10/07/04(1)	50,000,000	49,990,000
1.09%, 07/20/04(1)	15,000,000	14,999,844
1.11%, 01/25/05(1)	25,000,000	24,997,151
1.21%, 11/15/04(1)	50,000,000	49,998,119
1.24%, 01/21/05(1)	50,000,000	49,992,500
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
US Bank NA
1.25%, 03/30/05	25,000,000	24,991,750
Wells Fargo Bank NA
1.05%, 02/01/05	100,000,000	100,000,000
1.05%, 03/02/05	50,000,000	50,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $1,862,226,034)		1,862,226,034

REPURCHASE AGREEMENTS—36.58%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $100,004,028 and an effective yield of 1.45%.(2)	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $300,012,667 and an effective yield of 1.52%.(2)	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,022,222 and an effective yield of 1.60%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,640,000,000)		1,640,000,000

17

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Value
TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $4,477,224,915)	$4,477,224,915

Other Assets, Less Liabilities – 0.13%	6,254,700

NET ASSETS – 100.00%	$4,483,479,615

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

18

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$3,791,758,974	$2,837,224,915
Repurchase agreements, at value and cost (Note 1)	1,440,000,000	1,640,000,000
Cash	76	826
Receivables:
Interest	9,781,752	6,901,671

Total Assets	5,241,540,802	4,484,127,412

LIABILITIES
Payables:
Investment advisory fees (Note 2)	915,541	647,797

Total Liabilities	915,541	647,797

NET ASSETS	$5,240,625,261	$4,483,479,615

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$30,036,513	$25,323,484

Total investment income	30,036,513	25,323,484

EXPENSES (Note 2)
Investment advisory fees	2,613,885	2,268,932

Total expenses	2,613,885	2,268,932
Less investment advisory fees waived	—	(532,283)

Net expenses	2,613,885	1,736,649

Net investment income	27,422,628	23,586,835

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(10,050)	57,816

Net realized and unrealized gain (loss)	(10,050)	57,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,412,578	$23,644,651

The accompanying notes are an integral part of these financial statements.

19

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Master Portfolio		Prime Money Market Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period Ended December 31, 2003(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$27,422,628	$48,736,227	$23,586,835	$19,176,978
Net realized gain (loss)	(10,050)	120,352	57,816	28,455

Net increase in net assets resulting from operations	27,412,578	48,856,579	23,644,651	19,205,433

Interestholder transactions:
Contributions	4,841,649,847	13,745,249,528	5,256,966,945	10,692,540,114
Withdrawals	(4,357,446,357)	(12,953,858,697)	(4,914,762,906)	(6,594,114,622)

Net increase in net assets resulting from interestholder transactions	484,203,490	791,390,831	342,204,039	4,098,425,492

Increase in net assets	511,616,068	840,247,410	365,848,690	4,117,630,925
NET ASSETS:
Beginning of period	4,729,009,193	3,888,761,783	4,117,630,925	—

End of period	$5,240,625,261	$4,729,009,193	$4,483,479,615	$4,117,630,925

(a)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

20

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at

21

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Money Market	Banc of America Securities LLC Tri-Party	5.00% - 8.00%	3/1/12 - 6/1/34	$40,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	714,000,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,917
	Goldman Sachs Tri-Party	3.07 - 10.00	6/1/10 - 11/1/35	550,800,000
	JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/1/09 - 5/1/34	40,802,614
	Lehman Brothers Tri-Party	2.90 - 8.22	12/1/08 - 8/1/36	40,798,849
	Merrill Lynch Tri-Party	2.44 - 7.17	12/1/07 - 1/1/34	40,797,988

Prime Money Market	Banc of America Securities LLC Tri-Party	5.00	3/1/34	142,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	816,800,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,910
	Goldman Sachs Tri-Party	3.74 - 14.00	7/1/04 - 7/1/34	550,800,000
	JP Morgan Chase & Co. Tri-Party	2.44 - 6.54	12/1/08 - 6/1/34	40,802,158
	Lehman Brothers Tri-Party	3.10 - 7.59	10/1/06 - 6/1/44	40,802,387
	Merrill Lynch Tri-Party	2.44 - 5.24	7/1/09 - 5/1/34	40,796,888

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2004, BGFA waived $532,283 in investment advisory fees for the Prime Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

At June 30, 2004, the Master Portfolios’ costs of investments for federal income tax purposes was the same as for financial statement purposes.

22

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(1)		Year Ended February 28, 1999(2)
Money Market
Ratio of expenses to average net assets(6)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%		0.10%
Ratio of net investment income to average net assets(6)	1.05%		1.15%		1.80%	3.66%	6.43%	5.23%		5.17%
Total return	0.53	%(3)	1.16%		1.84%	4.23%	6.52%	4.44	%(3)	2.61	%(3)
Prime Money Market
Ratio of expenses to average net assets(6)	0.08	%(7)	0.03	%(4)(5)	—	—	—	—		—
Ratio of net investment income to average net assets(6)	1.04	%(7)	1.12	%(4)(5)	—	—	—	—		—
Total return	0.52	%(3)	0.80	%(3)(4)	—	—	—	—		—

(1)	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)	Not annualized.
(4)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(5)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.05%, respectively.
(6)	Annualized for periods less than one year.
(7)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.02%, respectively.

23

Notes:

24

Notes:

25

Notes:

26

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

On or about August 31, 2004, information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1-877-244-1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS	BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: September 7, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: September 7, 2004